As filed with the Securities and Exchange Commission on October 18, 2000


                                             Securities Act File No. 333-35832
                                     Investment Company Act File No. 811-09917
------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                   FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |X|
                       Pre-Effective Amendment No. 1                    |X|
                       Post-Effective Amendment No.                     |_|
                                    and/or
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   |X|
                              Amendment No. 1                           |X|
                       (Check Appropriate Box or Boxes)

                       SENTINEL VARIABLE PRODUCTS TRUST
              (Exact Name of Registrant as Specified in Charter)
                  National Life Drive
                  Montpelier, Vermont                           05604
       (Address of Principal Executive Offices)               (Zip Code)
                                (802) 229-3113
             (Registrant's Telephone Number, including Area Code)

                                   Copy to:

           D. Russell Morgan, Esq.                    John A. MacKinnon, Esq.
    c/o Sentinel Variable Products Trust                  Brown & Wood LLP
             National Life Drive                       One World Trade Center
          Montpelier, Vermont 05604              New York, New York 10048-0557
  (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

         Title of securities being registered: common shares of beneficial interest, par value $.01 per share.

                       Sentinel Variable Products Trust

                              P R O S P E C T U S

                             Dated October 18, 2000





                 Sentinel Variable Products Common Stock Fund
                Sentinel Variable Products Mid Cap Growth Fund
                 Sentinel Variable Products Small Company Fund
                 Sentinel Variable Products Growth Index Fund
                 Sentinel Variable Products Money Market Fund



                 This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

 The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

 Sentinel Variable Products Trust o National Life Drive o Montpelier, VT 05604

Table of Contents
Key Facts About the
 Sentinel Variable Products Trust......................  3
Risk/Return Bar Chart and Table........................  5
Fees and Expenses......................................  5
Details About the Funds' Investment
 Objectives, Principal Investment Strategies
 and Related Risks.....................................  7
Offer, Purchase and Redemption of Shares............... 10
How the Funds are Priced............................... 11
Dividends, Capital Gains and Taxes..................... 11
Management of the Funds................................ 11
Description of Sentinel Variable Products
 Trust's Shares.........................................13

Key Facts about the Sentinel Variable Products Trust

What are the main goals and investment strategies of each Fund of the Sentinel Variable Products Trust?

This prospectus contains information about the five mutual funds that are series of Sentinel Variable Products Trust.

In this prospectus, each Sentinel Variable Products Fund is referred to individually as a "Fund" and collectively as the "Funds" . National Life Investment Management Company, Inc. is the investment advisor for each Fund. We cannot guarantee that any Fund will achieve its goals.

A brief description of each Fund follows:


Sentinel Variable Products Common Stock Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole, by investing in a diverse group of common stocks of well-established companies.

Sentinel Variable Products Mid Cap Growth Fund seeks growth of capital, by focusing its investments on common stocks of mid-sized growing companies. Income is not a factor in selecting stocks.

Sentinel Variable Products Small Company Fund seeks growth of capital, by investing mainly in common stocks of small companies that National Life Investment Management believes have attractive growth potential and are attractively valued. Income is not a factor in selecting stocks.Sentinel Variable Products Growth Index Fund seeks to match, as closely as possible before expenses, the performance of the S&P 500/BARRA Growth Index, by investing in common stocks of the companies comprising the Index in approximately the same weightings as the Index.

Sentinel Variable Products Money Market Fund seeks as high a level of current income as is consistent with stable principal values and liquidity by investing exclusively in dollar-denominated money market instruments, including U.S. government securities, bank obligations, repurchase agreements, commercial paper, and other corporate debt obligations.


What are the main risks of investing in the Funds?

Investment in each Fund is subject to certain risks. Some of the risk factors described below affect more than one Fund; others are specific to certain Funds.


More information on each Fund's risk factors is provided under "Details About the Funds' Investment Objectives, Principal Investment Strategies, and Related Risks". We cannot guarantee that any of the Funds will achieve its goals.


Equity Fund Risks

The value of all equity funds, including the Common Stock Fund, the Mid Cap Growth Fund, the Small Company Fund and the Growth Index Fund, may go up or down as the prices of the stocks held by these Funds go up or down. Changes in value may occur because the U.S. stock markets are rising or falling or due to business developments or other factors that affect the value of particular companies. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks could decline generally or underperform other types of investment assets. If the value of the stocks held in these Funds goes down, you may lose money. The stocks of smaller companies may be subject to greater changes in value than stocks of larger, more established companies, because they generally have more limited financial resources, narrower product lines, and may have less seasoned managers. In addition, small company stocks may trade less frequently and in lower share volumes, which could contribute to wider price fluctuations.

         The equity Funds are also subject to investment style risk, which is the chance that returns from the portion of the stock market on which they focus, for example large capitalization value stocks for the Common Stock Fund, or large capitalization growth stocks for the Growth Index Fund, will trail returns from other asset classes or the overall stock market. Growth stocks and value stocks, and large company stocks and smaller company stocks, tend to go through cycles of doing better, or worse, than the stock market in general. These periods have, in the past, lasted for as long as several years. Growth stocks, and funds that focus on them, also have a tendency to be more volatile than other investments.

In the case of the Growth Index Fund, there is the risk that the Fund will not track closely the performance of the S&P 500/BARRA Growth Index for a number of reasons, including the Fund's costs of buying and selling securities and the flow of money into and out of the Fund.

Money Market Fund

Short term instruments issued by banks and other corporate issuers are subject to the risk that the issuer will default on its obligation, in which case the Fund may suffer a loss. Repurchase agreements may also subject the Fund to risk of loss if the other party to the repurchase agreement defaults on its obligation, and the proceeds from the sale of the securities held as collateral turn out to be less than the repurchase price stated in the agreement. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Fund.

Risk/Return Bar Chart and Table

         This Prospectus does not include a Risk/Return Bar Chart or Table because as of the date of this Prospectus, the Funds have not yet commenced operations.

Fees and Expenses

These tables describe the fees and expenses that you pay if you buy and hold shares of the Funds:

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases...........    None
Maximum Deferred Sales Charge (Load).......................    None
Maximum Sales Charge (Load) Imposed
 on Reinvested Dividends...................................    None
Redemption Fees............................................    None
Exchange Fees..............................................    None

Annual Fund Operating Expenses(a)
(as a percentage of average net assets)

                        Common        Mid Cap      Small      Growth   Money
                        Stock         Growth       Company    Index    Market

Management Fees         0.47%         0.49%        0.50%      0.30%    0.25%
Other Expenses:
 Accounting and
  Administrative Costs  0.12          0.12         0.12       0.12     0.12
   Other                0.40          0.40         0.40       0.44     0.40
Total Other Expenses    0.52          0.52         0.52       0.56     0.52
                        ----          ----         ----       ----     ----
Total Fund Operating
    Expense             0.99%(a)      1.01%(a)     1.02%(a)   0.86%(a) 0.77%(a)
                        ========      ========     ========   ======== ========


(a) The above fees and expenses do not include fees and expenses charged or incurred by the separate accounts of National Life Insurance Company which purchase shares of the Funds to serve as investment vehicles under variable life insurance policies or variable annuity contracts issued by National Life Insurance Company. For information on these fees and expenses, please refer to the prospectus for the variable life insurance policy or variable annuity contract in which you are interested.

(b)   Current Expense Ratios

The above expense ratios do not reflect waivers or reimbursements of expenses by National Life Investment Management.


Currently, National Life Investment Management voluntarily waives or reimburses expenses of the Funds shown below to the extent necessary to cap expense ratios at the amounts shown below. These waivers or reimbursements will continue at least until December 31, 2002.

         Common Stock      0.48%
         Mid Cap Growth    0.71%
         Small Company     0.57%
         Growth Index      0.60%
         Money Market      0.40%



These arrangements may be changed or terminated at any time after December 31, 2002.


Examples:

These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.


         These examples assume that you invest $10,000 in each Fund for the time periods indicated, that the Fund's operating expenses remain the same, and that your investment has a 5% return each year. This assumption is not meant to indicate that you will receive a 5% annual rate of return.


Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown below.

Note that the amounts shown do not reflect any of the waivers or reimbursements that limit expense ratios to the levels shown in footnote (a) on page __.

                  1 year            3 years
                  ---------         --------
Common Stock             $101             $ 315
Mid Cap Growth            103               322
Small Company             104               325
Growth Index               88               278
Money Market               79               246

Details About the Funds' Investment Objectives,
Principal Investment Strategies, and Related Risks

Each Fund has distinct investment objectives and policies. Investment objectives are fundamental policies of each Fund that may only be changed by a majority vote of the outstanding shares of that Fund. We cannot guarantee that these objectives will be achieved.

Each Fund's investment objectives and policies are described in this section. A general discussion of the Funds' investment policies and associated risks follows.

The Common Stock Fund
 invests in common stocks
 of well-established companies
The Common Stock Fund seeks a combination of growth of capital, current income, growth of income, and relatively low risk as compared with the stock market as a whole. It seeks this goal by investing mainly in a diverse group of common stocks of well-established companies, most of which pay regular dividends. National Life Investment Management tries to select stocks of leading companies that are financially strong and are selling at attractive prices in relation to their values. When appropriate, the Fund also may invest in preferred stocks or debentures convertible into common stocks.


The Mid Cap Growth Fund
 invests in stocks of mid-sized
 companies
The Mid Cap Growth Fund seeks growth of capital by focusing its investments on common stocks of mid-sized growing companies. National Life Investment Management tries to invest in companies with favorable growth potential with attractive pricing in relation to this growth potential, and experienced and capable managements. The Fund will invest at least 65% of its assets in stocks whose market capitalizations are within the range of the stocks comprising the Standard & Poor's MidCap 400 Index. Income is not a factor in selecting investments.

         National Life Investment Management emphasizes stocks it believes to have superior potential for growth, rather than wide diversification. The Fund may invest up to 25% of its assets in stocks of companies within a single industry. The Fund is actively managed. It is possible that the Fund's turnover rate may exceed 100% annually. High turnover would cause the Fund to incur higher trading costs, including more brokerage commissions. It may also cause the Fund to recognize capital gains and capital losses for tax purposes earlier than it would if its turnover rate was lower.


The Small Company Fund
 invests in stocks of small
 and medium-sized companies
The Small Company Fund seeks growth of capital, by investing mainly in common stocks of small companies that National Life Investment Management believes have attractive growth potential and are attractively valued. Income is not a factor in selecting stocks. The Fund invests at least 75% of its assets in stocks of small companies. The Fund considers small companies to be companies with market capitalizations of less than 2.5 times the median market capitalization of the Standard & Poor's SmallCap 600 Index. Market capitalization is the total value of all the outstanding shares of common stock of a company. Up to 25% of the Fund's assets may be invested in securities within a single industry.

         The Small Company Fund's policy is to avoid short-term trading. However, the Fund may sell a security without regard to its holding period if National Life Investment Management believes it is in the Fund's best interest to do so. The Fund's turnover rate is not expected to exceed 100% annually. The Fund is intended for long-term investors willing to accept more risk in order to seek above-average gains.

The Growth Index Fund
 invests in stocks comprising
 the S&P 500/BARRA Growth Index
The Growth Index Fund seeks to match, as closely as possible before expenses, the performance of the S&P 500/BARRA Growth Index. The S&P 500/BARRA Growth Index includes those stocks of the S&P 500 Index with higher than average price to book value ratios. The S&P 500 is an unmanaged index and typically includes companies that are the largest and most dominant in their industries. There can be no assurance that the Fund will achieve its objective.


         The Fund will invest at all times at least 80% of its total assets in the common stocks of the companies that comprise the S&P 500/BARRA Growth Index. It normally intends to invest substantially all its total assets in these common stocks, in approximately the same weightings as the S&P 500/BARRA Growth Index. The Fund also may hold up to 20% of its assets in money market instruments and stock index options and futures. Futures and options are considered "derivatives" because they "derive" their value from a traditional security (like a stock or bond) or index. The Fund intends to buy index options or futures, if at all, only in anticipation of buying stocks.


         The Growth Index Fund is not "actively managed," which would involve the investment advisor buying and selling securities based on research and analysis. Rather, the Growth Index Fund tries to match, as closely as possible, before expenses, the performance of its target index, the S&P 500/BARRA Growth Index. It does this by holding, under normal circumstances, all of the common stocks included in the target index, in approximately the same weightings as in the index.

         The Growth Index Fund by itself is not a balanced investment program. The Growth Index Fund will generally hold exclusively the stocks of companies among the 500 largest U.S. publicly owned corporations. Of these stocks, the stocks included in the S&P 500/BARRA Growth Index have been valued in the stock market at levels which indicate that the market expects their issuers to have better than average prospects for growth of revenue and earnings. These stocks are sometimes referred to as "large capitalization growth stocks". The Growth Index Fund will not invest in other types of stocks, including the stocks of small companies, or so-called "value stocks", from which the market does not expect as much growth in revenue and earnings, but which can be purchased at lower valuations. Diversifying your investments beyond "large capitalization growth stocks" may lower the volatility of your overall investment portfolio, and could improve your long-term investment return.

         It is anticipated that the Growth Index Fund will have relatively low portfolio turnover. However, it may have to sell securities from time to time to meet redemption requests, and adjustments will be made in the portfolio from time to time because of changes in the composition of the S&P 500/BARRA Growth Index.

The Money Market Fund
 invests primarily in
high quality money market instruments
The Money Market Fund seeks as high a level of current income as is consistent with stable principal values and liquidity by investing exclusively in dollar-denominated money market instruments, including U.S. government securities, bank obligations, repurchase agreements, commercial paper, and other corporate debt obligations. All such investments will have remaining maturities of 397 days or less. The Fund may also invest up to 10% of its total assets in shares of institutional money market funds which invest primarily in securities in which the Fund could invest directly. The Fund may earn less income than funds owning longer term securities or lower quality securities that have less liquidity, greater market risk and greater market value fluctuations.

The Fund seeks to maintain a net asset value of $1.00 per share, by using the amortized cost method of valuing its securities. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less.

General Information Relevant to the Investment Practices of the Funds, and Associated Risks

We cannot guarantee that any Fund's investment objective will be achieved.


You can find additional information about the securities and investment techniques used by the Funds in the Funds' Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling 1-800-537-7003, or by writing to Sentinel Variable Products Trust at National Life Drive, Montpelier, VT 0560.


Information Relevant to the Equity Funds

Stock Market and Selection Risk. The Common Stock, Mid Cap Growth and Small Company Funds are subject to stock market and selection risk. The Growth Index Fund is subject to stock market risk. Stock market risk is the risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that that the investments that National Life Investment Management selects will underperform that stock market or other funds with similar investment objectives and investment strategies.


Risks of Stocks of Smaller Companies. The stocks of smaller companies typically involve more risk than the stocks of larger companies. These smaller companies may have more limited financial resources, narrower product lines, and may have less seasoned managers. In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.


Risks of Growth Stocks. Prices of growth stocks tend to be higher in relation to their companies' earnings, and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile.

Investment Style Risk. The Common Stock Fund has a focus on "large capitalization value stocks", although it may also invest in growth stocks. The Mid Cap Growth Fund focuses on "mid capitalization growth stocks", while the Small Company Fund focuses on the stocks of smaller companies. The Growth Index Fund focuses on "large capitalization growth stocks". Changes in investment style may cause any of these groups to underperform the stock market in general, or other asset classes.

Tracking Error Risk. There are several reasons why the Growth Index Fund's performance may not match the S&P 500/BARRA Growth Index. First, the Fund incurs administrative expenses and transaction costs in trading stocks. Second, the composition of the S&P 500/BARRA Growth Index and the stocks held in the Fund may diverge, due to cash flows into or out of the Fund and changes in the composition of the index. Third, the timing and magnitude of cash flows into and out of the Fund may result in temporarily uninvested cash, or may lead to weightings of stocks held by the Fund which are not precisely the same as in the S&P 500/BARRA Growth Index.

Futures and Options. If the Growth Index Fund invests in stock index futures or options contracts, the Fund will be subject to the risks that:
o the future or option will not fully offset the underlying positions,
o the Fund cannot sell the future or option because of an illiquid secondary market, and
o the intended risk management purpose of the future or option may not be achieved, and may produce losses or missed opportunities.

Temporary Defensive Positions. Each of the equity Funds may be less than fully invested in securities called for by its principal investment strategies at any time. If National Life Investment Management feels that it is necessary under adverse market conditions to take a temporary defensive position, these Funds may depart significantly or completely from their principal investment strategies. The use of temporary defensive positions could prevent the Funds from achieving their investment objectives.


Information Regarding the S&P 500/BARRA Growth Index
The Growth Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Growth Index Fund particularly or the ability of the S&P 500/BARRA Growth Index to track general stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and the S&P 500/BARRA Growth Index, which is determined, composed, and calculated without regard to the Growth Index Fund. S&P has no obligation to take the needs of the Trust or the owners of the Growth Index Fund into consideration in determining, composing or calculating the S&P 500/BARRA Growth Index. S&P is not responsible for and has not participated in the determination of the prices at which the Growth Index Fund shares are sold, the timing of the offering of Growth Index Fund shares, or the determination of the prices at which Growth Index Fund shares may be redeemed. S&P has no obligation or liability in connection with the administration or marketing of the Growth Index Fund.
S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500/BARRA GROWTH INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY THE GROWTH INDEX FUND, OWNERS OF THE GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500/BARRA GROWTH INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500/BARRA GROWTH INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


Information Relevant to the Money Market Fund

The Money Market Fund faces very little interest rate risk, or the risk that the value of the Fund's investments will decline due to increases in interest rates, because the time until these investments mature is relatively short. The Money Market Fund does face the risk that an issuer of a money market instrument in which it invests will default in the repayment of the instrument, and if this occurs the Fund will incur a loss. The Fund seeks to control this risk by investing only in high quality instruments issued by banks or corporations believed to be highly creditworthy by National Life Investment Management.

Information Relevant to All Funds

Repurchase Agreements. All of the Funds may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at a value not less than 102% of the repurchase price stated in the agreement. Under a repurchase agreement, a Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price. If the counterparty defaults on its repurchase obligation, the Fund would have the bonds and be able to sell them to another party, but it could suffer a loss if the proceeds from a sale of the bonds turns out to be less than the repurchase price stated in the agreement. If the counterparty becomes insolvent or goes bankrupt, a Fund may be delayed in being able to sell bonds that were subject to the repurchase agreement. For more information about repurchase agreements, please refer to the Statement of Additional Information.


Offer, Purchase and Redemption of Shares


         Shares of the Funds are not available directly to the public. Currently, shares of the Funds are sold, without sales charge, at each Fund's net asset value per share, only to variable life insurance and variable annuity separate accounts of National Life Insurance Company. In the future, the Funds may offer shares of one or more of the Funds (including new Funds that might be added to Sentinel Variable Products Trust) to other separate accounts of National Life, to support variable life insurance policies or variable annuity contracts, or shares may be sold to other insurance company separate accounts to fund variable life insurance policies and variable annuity contracts. The price per share is based on the next daily calculation of net asset value after an order is placed.


         Shares of the Funds are sold in a continuous offering and are authorized to be offered to National Life Insurance Company separate accounts to support variable life insurance contracts and variable annuity contracts. Net premiums or net purchase payments under such contracts are placed in one or more subaccounts of a separate account and the assets of each such separate account are invested in the shares of the Fund corresponding to that subaccount. A separate account purchases and redeems shares of the Funds for its subaccounts at net asset value without sales charges or redemption charges.

         On each day that a Fund's net asset value is calculated, a separate account transmits to the Fund any orders to purchase or redeem shares based on the premiums, purchase payments, redemption (surrender) requests, and transfer requests from contract owners or payees that have been processed on that day. A separate account purchases and redeems shares of each Fund at that Fund's net asset value per share calculated as of the same day, although such purchases and redemptions may be executed the next morning.

         Please refer to the separate prospectus for each separate account and its related contract for a more detailed description of the procedures under which a contract owner or payee may allocate his or her interest in a separate account to a subaccount using the shares of one of the Funds as an underlying investment medium.

How the Funds Are Priced

Net asset value for each Fund is calculated at 4:00 p.m., Eastern Time, on each business day on which the New York Stock Exchange is open, and becomes effective immediately upon its determination. The net asset value per share is computed by dividing the total value of the assets of each Fund, less its liabilities, by the total number of each Fund's outstanding shares. The Funds' investments are valued as shown below:

o Equity securities are valued at the latest transaction prices on the principal stock exchanges on which they are traded.
o Unlisted and listed securities for which there were no sales during the day are valued at the mean between the latest available bid and asked prices.

The Money Market Fund's assets are valued on the basis of amortized cost, which involves valuing a portfolio instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.


Dividends, Capital Gains and Taxes


Each Fund intends to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to meet certain diversification requirements applicable to mutual funds underlying variable insurance products. As long as it so qualifies, a Fund will not be subject to federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders. Each Fund intends to distribute substantially all of such income, once per year in December, except for the Money Market Fund, which will declare daily dividends.

Shares of the Funds are offered only to separate accounts of National Life Insurance Company. Under the Code, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable life insurance or variable annuity contracts. Accordingly, no gain or loss should be recognized on ordinary income or capital gain distributions to the Funds' insurance company shareholders or upon the sale or redemption of shares of the Funds. Please refer to the appropriate tax disclosure in the prospectus for a separate account and its related contract for more information on the taxation of life insurance companies, separate accounts, and the tax treatment of variable life insurance and variable annuity contracts and the holders thereof.

Management of the Funds


National Life Investment Management Company, Inc. manages the Funds' investments and their business operations under the overall supervision of the Board of Trustees of Sentinel Variable Products Trust. National Life Investment Management has the responsibility for making all investment decisions for the Funds. National Life Investment Management is a wholly owned subsidiary of National Life Insurance Company. Its principal business address is National Life Drive, Montpelier, Vermont 05604.

         The Funds' investment advisory contracts call for the Funds to pay National Life Investment Management fees, which are anticipated for the year ending December 31, 2000, to be equal to the following percentages of the Funds' average daily net assets:


Common Stock Fund          0.47%
Mid Cap Growth Fund        0.49%
Small Company Fund         0.50%
Growth Index Fund 0.30%
Money Market Fund 0.25%


National Life Investment Management currently waives all or a portion of its advisory fees for some of the Funds. The effective advisory fee rates (as a percentage of each Fund's average daily net assets) that these Funds are anticipated to pay in the year ending December 31, 2000, after taking these waivers into account, are as follows:


Common Stock Fund          0.00%
Mid Cap Growth Fund        0.19%
Small Company Fund         0.05%
Growth Index Fund          0.04%
Money Market Fund          0.00%


Portfolio Managers

National Life Investment Management employs a team approach in managing the Funds. The management teams are comprised of a lead portfolio manager, other portfolio managers and research analysts. Each team includes members with one or more areas of expertise and shares the responsibility for providing ideas, information and knowledge in managing the Funds. Rodney A. Buck, the Chief Executive Officer of National Life Investment Management Company, Inc., is also Executive Vice President and Chief Investment Officer of National Life Insurance Company. Mr. Buck has been employed by National Life Investment Management or its affiliates since 1972. There are three investment management teams: an Equity Value Team, headed by Van Harissis, Vice President of National Life Investment Management; an Equity Growth Team, headed by Robert
L. Lee, Vice President of National Life Investment Management; and a Fixed Income Team, headed by David M. Brownlee, Vice President of National Life Investment Management.

Each of Messrs. Buck, Lee, Brownlee and Harissis is a Chartered Financial Analyst. Mr. Lee and Mr. Brownlee have each been associated with National Life Investment Management since 1993. Mr. Harissis joined National Life Investment Management in June 1999.

The Common Stock Fund is managed by the Equity Value Team, led by Mr. Harissis. Mr. Harissis was a managing director and portfolio manager at Phoenix Investment Partners from 1995 to 1999, and previously was a portfolio manager at Howe & Rusling. Mr. Lee is the portfolio manager for the Mid Cap Growth Fund and the Growth Index Fund. The Small Company Fund is managed by Scott T. Brayman, Vice President of National Life Investment Management, and Mr. Lee. Mr. Brayman is a Chartered Financial Analyst, and has been with National Life Investment Management since 1995. Prior to joining National Life Investment Management, he was associated with Argyle Capital Management, Inc.

The portfolio manager of the Money Market Fund is Darlene Coppola, Money Market Trader of National Life Investment Management. Ms. Coppola has been employed by National Life Investment Management or its affiliates since 1974. She is supervised by Mr. Brownlee as head of the Fixed Income Team.

Monitoring For Possible Conflicts

         The Trust sells its shares to fund variable life insurance contracts and variable annuity contracts. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners and variable annuity contract owners could conflict. The Trust will monitor the situation and in the event that a material conflict did develop, the Trust would determine what action, if any, to take in response.

Performance Data

The Funds may from time to time include average annual total return figures in advertisements or other material the Funds send to existing or prospective shareholders. The Funds calculate these figures by determining the average annual compounded rates of return that would produce the redeemable value of the Fund being shown at the end of each period for a given initial investment. All recurring and nonrecurring expenses are included in the calculation. It is assumed that all dividends and distributions are reinvested. In addition, to better illustrate the performance of money already invested in the Funds, the Funds may also periodically advertise total return without subtracting sales charges.


         The Funds also may refer to rankings and ratings published by independent tracking services and publications of general interest including Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's; magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News & World Report; and other publications such as The Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. These ranking services and publications may rank the performance of the Funds against all other mutual funds or against funds in specified categories. The rankings may or may not include the effects of sales or other charges.

Description of Sentinel Variable Products Trust's Shares


Sentinel Variable Products Trust issues a separate class of shares of common stock for each Fund. It may establish additional funds in the future and additional classes of shares for such new funds.

         Based on current federal securities law requirements, the Funds expect that National Life Insurance Company will offer owners of its variable life insurance contracts and its variable annuity contracts the opportunity to instruct such shareholders as to how to vote shares allocable to their contracts regarding certain matters, such as the approval of investment advisory agreements. Fund shares not attributable to variable life insurance and annuity contracts, or for which no timely instructions are received by National Life, are voted by National Life in the same proportion as the voting instructions that are received for all contracts participating in each Fund. The voting instructions received from contract holders may be disregarded in certain circumstances that are described in the prospectuses for the variable contracts.

Sentinel Variable Products Trust


Shareholder Reports
Additional information about the Funds' investments will be available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected investment performance of each of the Funds during its last fiscal year. You may obtain copies of these reports at no cost from the Funds by calling 1-800-537-7003.


The Funds will send you one copy of each shareholder report and certain other mailings, regardless of the number of Funds to which you have allocated value under your variable life insurance or annuity contract. To receive additional shareholder reports at no cost, call the Funds at 1-800-537-7003.


Statement of Additional Information
The Funds' Statement of Additional Information contains further information about the Funds and is incorporated by reference (legally considered to be part of this Prospectus). You may request a free copy by writing the Funds at the address shown below or by calling 1-800-537-7003. Please contact your registered representative or the Funds if you have any questions.

Information about the Funds (including the Statement of Additional Information) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the public reference room. This information is also available on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.


You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different.





Sentinel Variable Products Trust
National Life Drive
Montpelier, VT 05604


Investment Advisor         Counsel
National Life Investment   Brown & Wood LLP
Management Company, Inc.   One World Trade Center
National Life Drive        New York, NY 10048
Montpelier, VT 05604

Principal                  Independent
Underwriter                Accountants
Equity Services, Inc.      PricewaterhouseCoopers LLP
National Life Drive        1177 Avenue of the Americas
Montpelier, VT 05604       New York, NY 10036


Custodian
and Dividend
Paying Agent
State Street Bank and Trust
Company - Kansas City
801 Pennsylvania Avenue
Kansas City, MO 64105


Investment Company Act file #811 - 09917.

                      STATEMENT OF ADDITIONAL INFORMATION


                                October 18, 2000


                       SENTINEL VARIABLE PRODUCTS TRUST
                              National Life Drive
                           Montpelier, Vermont 05604
                                (800) 537-7003

Sentinel Variable Products Common Stock Fund (the "Common Stock Fund") Sentinel Variable Products Mid Cap Growth Fund (the "Growth Fund") Sentinel Variable Products Small Company Fund (the "Small Company Fund") Sentinel Variable Products Growth Index Fund (the "Growth Index Fund") Sentinel Variable Products Money Market Fund (the "Money Market Fund")


        SENTINEL VARIABLE PRODUCTS TRUST (the "Trust") is a managed, open-end investment company, which continuously offers its shares, to separate accounts of life insurance companies to serve as the investment vehicle for variable life insurance and annuity contracts. The Trust consists of five separate and distinct funds, four of which are diversified (the Growth Index Fund being non-diversified). The five funds of the Trust are referred to hereinafter collectively as the "Funds", and individually as a "Fund". The Funds are described in a Prospectus of the Trust dated October 18, 2000 (the "Prospectus"). Each of the Funds has different investment objectives and risk characteristics.


         National Life Investment Management Company, Inc. (the "Advisor") acts as the investment advisor to the Funds. Shares of the Funds are distributed by Equity Services, Inc. ("ESI"). Both the Advisor and ESI are wholly owned subsidiaries of National Life Insurance Company ("National Life").

        This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus. The Prospectus, which has been filed with the Securities and Exchange Commission (the "SEC"), can be obtained upon request and without charge by writing to the Funds at the above address, or by calling 1-800-537-7003. This Statement of Additional Information has been incorporated by reference into the Prospectus.


                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----


The Trust.....................................................................3
Investment Objectives and Policies............................................3
Investment Restrictions.......................................................3
Management of the Trust.......................................................4
Principal Shareholder and Voting Rights.......................................6
The Investment Advisor........................................................7
Principal Underwriter.........................................................8
The Fund Services Agreement...................................................9
Portfolio Transactions and Brokerage Commissions..............................9
Portfolio Turnover...........................................................10
Capitalization...............................................................10
Purchase and Redemption of Shares............................................11
Determination of Net Asset Value.............................................11
Total Return and Yield.......................................................13
General Information..........................................................14
Independent Auditors' Report.................................................15
Statement of Assets and Liabilities..........................................16



                                   THE TRUST

        The Trust was formed as a Delaware business trust on March 14, 2000.

                      INVESTMENT OBJECTIVES AND POLICIES

        The investment objectives and certain fundamental policies of each of the Funds are set forth in the Prospectus.

General Considerations

        Each Fund is an open-end, management investment company. All Funds are diversified investment companies except the Growth Index Fund, which is a non-diversified investment company.

        Each Fund's fundamental policies and investment objectives as they affect each such Fund cannot be changed without the approval of the lesser of
(i) 67 percent or more of the voting securities of each such Fund present at a meeting if the holders of more than 50 percent of the outstanding voting securities of each such Fund are present or represented by proxy, or (ii) more than 50 percent of the outstanding voting securities of each such Fund. With respect to the submission of a change in fundamental policy or investment objective of each such Fund, such matter shall be deemed to have been effectively acted upon with respect to any such Fund if a majority of the outstanding voting securities of such Fund vote for the approval of such matters, notwithstanding (1) that such matter has not been approved by a majority of the outstanding voting securities of any other Fund affected by such matter and (2) that such matter has not been approved by a majority of the outstanding voting securities of the Company. Fundamental policies adopted with respect to each Fund, except the Growth Index Fund, provide that no Fund shall concentrate its investments in a particular industry, nor will it purchase a security if, as a result of such purchase, more than 25% of its assets will be invested in a particular industry.


        Repurchase Agreements. Each of the Funds to a limited extent may enter into repurchase agreements with selected banks and broker-dealers under which the Fund purchases bonds and agrees to resell the securities at an agreed upon time and at an agreed upon price. The difference between the amount a Fund pays for securities and the amount it receives upon resale is interest income to a Fund. Failure of the seller to repurchase the securities as agreed may result in a loss to a Fund if the market value of the securities has fallen to less than the repurchase price. In the event of such a default, a Fund may also experience certain costs and be delayed or prevented from recovering or liquidating the collateral securities, which could result in further loss to a Fund. The Funds will use repurchase agreements as a means of making short-term investments of seven days or less and in aggregate amounts of not more than 25% of the net assets of that Fund. All repurchase agreements used by the Funds will provide that the value of the collateral underlying the repurchase agreement always will be at least equal to 102% of the repurchase price. The Advisor will monitor on a continuing basis the creditworthiness of all parties with which it might enter into repurchase agreements and will enter into repurchase agreements only if it determines that the credit risk of such a transaction is minimal.


                            INVESTMENT RESTRICTIONS

        The Trust's Board of Trustees has adopted a number of investment policies for the Trust. One such policy, which is a fundamental policy, is that each of the Common Stock Fund, Mid Cap Growth Fund and Small Company Fund cannot purchase securities of any one issuer if the market value of such securities exceeds 5% of the total market value of each such Fund's securities and cash. These three Funds also may not invest more than 25% of their total assets in a particular industry, although these Funds may from time to time invest more than 25% of their assets in broad industrial sectors. The Growth Index Fund may concentrate in a particular industry to the extent necessary to match its target index.


        It is also a fundamental policy of the Trust that it may not borrow money, except from banks in an amount up to 5% of a Fund's total assets for temporary or emergency purposes or to meet redemption requests which might otherwise require the untimely disposition of securities. None of the Funds may purchase securities on margin. The Trust may not issue senior securities. The Trust may not loan money, but may lend its securities. Loans of securities are not a principal investment strategy of any of the Funds, however. Also, the Trust may not deal in real estate, may not act as underwriter of securities issued by others, and may not purchase from or sell to any officer, director or employee of the Trust, the Advisor or underwriter, or any of their officers or directors, any securities other than shares of beneficial interest of the Trust. None of the Funds may deal in commodities or commodities contracts. None of the Funds may invest in oil, gas or other mineral exploration or development programs or leases. None of the Funds are able to invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants which are not listed on either the New York Stock Exchange or the American Stock Exchange.


        The Trust may not purchase more than 10% of the voting securities of any issuer. The Trust may not invest in companies for purposes of exercising control or management.

        The Trust's investment policies will be affected by the insurance laws of certain states, which may impose certain limitations on the permissible investments of the Funds.

        Each Fund may at any time assume a temporary defensive position, if prudent in the opinion of the Advisor. In the event that any Fund assumes a temporary defensive position, it may invest without limitation in securities of the U.S. Treasury or U.S. government agencies or instrumentalities, or high quality money market instruments which are eligible investments for money market funds.

        Restrictions and policies established by resolution of the Board of Trustees, unless specifically identified as fundamental policies, may be changed by the Board, with any material changes to be reported to shareholders. Among those presently in effect is a policy which provides that assets of all Funds may be invested entirely or in part in U.S. Government Securities or an agency thereof, or held as cash deposits in a bank or trust company having assets of not less than $2,000,000,000. The securities of foreign issuers may be selected as being suitable for one or more of the Funds.

                            MANAGEMENT OF THE TRUST


        Management is made up of (i) the Trust's Board of Trustees, which is responsible for the Trust's operations; (ii) the officers of the Trust, who are responsible to the Board; and (iii) the Advisor, which under agreements with the Trust, supervises and assists in the management of the Funds and the purchase and sale of securities. See "The Investment Advisor", below. Set forth below is information regarding the trustees and officers of the Trust, their ages and their principal occupations during the past five years. In the case of those persons who also hold positions with affiliated persons of the Trust, such positions are also indicated.


THOMAS H. MACLEAY* - CHAIRMAN AND TRUSTEE
National Life Drive
Montpelier, VT 05604
Age 50
National Life - President and Chief Operating Officer, 1996 to present; Executive Vice President and Chief Financial Officer, 1993 to 1996; National Life Investment Management Company, Inc.- Director - 1996 to present; Equity Services, Inc. - Director - 1996 to present; and National Retirement Plan Advisors, Inc.- Director - 1996 to present.


WILLIAM D. MCMEEKIN - TRUSTEE
36 North Main Street
Barre, Vermont 05641
Age 55
The Howard Bank, N.A. - Community President, July 2000 to present; Granite Savings Bank and Trust Co. - President and Chief Executive Officer, 1993 to June 2000; Vermont Granite Museum of Barre - Director; Central Vermont Economic Development Corporation - Director; Green Mountain United Way - Allocation Committee Member.


WILLIAM G. RICKER - TRUSTEE
17 State Street
Montpelier, Vermont 05602
Age 60
Denis, Ricker & Brown (insurance and financial services) - President, for more than five years; Jeffersonville Insurance Agency, President, for more than five years; Central Vermont Economic Development Corporation - President; Winooski East Riverfront Council - Vice Chairman; Kemper Insurance Agents Advisory Board - Chairman.

JOSEPH M. ROB* - PRESIDENT
National Life Drive
Montpelier, Vermont  05604
Age 57
Sentinel Management Company - Chief Executive Officer, 1993 to present; Sentinel Financial Services Company - Chief Executive Officer, 1993 to present; Sentinel Administrative Services Company - Chief Executive Officer, 1993 to present; ESI - Chairman, Chief Executive Officer, and Director, 1985 to present, President, 1997 to present; American Guaranty & Trust Company - Director, 1993 to present; LSW National Holdings, Inc. - Director, 1996 to present; Life Insurance Company of the Southwest - Director, 1996 to present.

THOMAS P. MALONE* - VICE PRESIDENT & TREASURER
National Life Drive
Montpelier, Vermont 05604
Age 44
Sentinel Administrative Service Company - Vice President, 1997 to present; Assistant Vice President, 1990 to 1997; Sentinel Group Funds, Inc. - Vice President & Treasurer, 1997 to present; Assistant Vice President, 1990 to 1997.

D. RUSSELL MORGAN* - SECRETARY
National Life Drive
Montpelier, Vermont 05604
Age 44
National Life - Senior Counsel, 2000 to present; Counsel, 1994 to present; ESI
- Counsel, 1986 to present; National Life Investment Management Company, Inc.
- Counsel, 1986 to present; Sentinel Advisors Company - Sentinel Financial

Services Company - Sentinel Administrative Service Company - Counsel, 1993 to present; LSW National Holdings, Inc. - Secretary, 1996 to present.

*"Interested Persons" (as defined in the 1940 Act).

         The officers and trustees of the Trust who are employees of National Life or its subsidiaries do not receive any compensation from the Trust. The Trust pays to each trustee who is not an affiliate of the Advisor a fee of $1,500 for each meeting of the Board of Trustees attended by the trustee. It is expected that the Board of Trustees will meet four times per year. The Trust also reimburses trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

         The following table sets forth estimated compensation for the first year of operations of the Trust to Messrs. McMeekin and Ricker:

                       Aggregate         Pension or Retirement
Name of                Compensation      Benefits Accrued as Part   Total
Trustee                from the Trust    of Fund Expense            Compensation
-------                --------------    ---------------            ------------
William D. McMeekin    $6,000            None                       $6,000
William G. Ricker      $6,000            None                       $6,000

Code of Ethics


         The Trust's Board of Trustees has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act and the Advisor has adopted a similar Code of Ethics. These Codes of Ethics significantly restrict the personal investing activities of all employees of the Advisor.


         The Trust's and the Advisor's Codes of Ethics require that all employees preclear any personal securities transaction (with limited exceptions, such as mutual funds and government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed transaction. The substantive restrictions include a ban on acquiring any securities in an initial public offering, and a prohibition on profiting from short-term trading in securities (with certain exceptions). In addition, no employee may purchase or sell any security which at the time is being purchased or sold by any mutual fund advised by the Advisor or its affiliates, except for stocks with a market capitalization in excess of $25 billion. Furthermore, these Codes of Ethics provide for seven day trading "blackout periods" which prohibit trading by employees of the Advisor in proximity to periods of trading by mutual funds managed by the Advisor in the same (or equivalent) security, unless certain conditions exist. Subject to the above restrictions, the Advisors' employees may invest in securities, including securities that may be purchased or held by the Trust.

         ESI, the Trust's primary underwriter, has also adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. ESI's Code of Ethics permits the personnel subject to it to invest in securities, including securities that may be purchased or held by the Trust.

                    PRINCIPAL SHAREHOLDER AND VOTING RIGHTS


        It is expected that all of the shares of the Trust will be legally owned by various separate accounts of National Life which serve as investment vehicles for National Life's variable life insurance and variable annuity contracts, or by National Life in its general account.


      As the legal owner of the Trust shares, National Life has the right to vote upon any matter that may be voted upon at a shareholders' meeting. However, in accordance with the SEC's view of present applicable law, National Life will vote Trust shares at meetings of the shareholders of the Trust or Fund in accordance with instructions of policyowners. National Life will vote Fund shares held in each account for which policyowners do not send timely instructions in the same proportion as those shares in that account for which instructions are received.

       If there is a shareholder vote, National Life will send policyowners proxy material and a form for giving voting instructions. Policyowners may vote, by proxy or in person, only as to the Funds that correspond to the accounts in which his or her policy values are allocated. The Trust will determine the number of shares held in each account attributable to a policy for which the policyowner may provide voting instructions by dividing the policy's value in that account by the net asset value per share of the corresponding Fund as of the record date for the shareholder meeting. For each share of a Fund for which policyowners have no interest, including any shares held in National Life's general account, National Life will cast votes, for or against any matter, in the same proportion as policyowners provide voting instructions.

       If required by state insurance officials, National Life may disregard voting instructions if they would require shares to be voted so as to cause a change in the investment objectives or policies of one or more of the Funds, or to approve or disapprove an investment policy or investment adviser of one or more of the Funds. In addition, National Life may disregard voting instructions in favor of certain changes initiated by a policyowner or the Fund's Board of Trustees if its disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Fund's objectives and purposes, and the effect the change would have on National Life. If National Life disregards voting instructions, it will advise policyowners of that action and National Life's reasons for it in the next report to policyowners.

                None of the Trustees or officers of the Trust own any shares of the Trust, as they are available only to the separate accounts of National Life to serve as investment vehicles for its variable life insurance and variable annuity contracts.

                            THE INVESTMENT ADVISOR


        The Advisor provides general supervision of the Funds' investments as well as certain administrative and related services. The Advisor is a Vermont corporation which is a wholly owned subsidiary of National Life. Thomas H. MacLeay, the Chairman of the Trust, is also President and Chief Operating Officer of National Life. As such, he may be deemed to control the Advisor. Joseph M. Rob, the President of the Trust, is also Chairman and Chief Executive Officer of ESI, the Funds' distributor, and a wholly owned subsidiary of National Life, and the Chief Executive Officer of Sentinel Financial Services Company, Sentinel Administrative Service Company, and Sentinel Management Company. Sentinel Financial Services Company, Sentinel Administrative Service Company and Sentinel Management Company are all Vermont general partnerships of which the general partners are affiliates of National Life. Thomas P. Malone and D. Russell Morgan, the Vice President and Treasurer, and Secretary of the Trust, respectively, also hold the positions with the affiliates of the Advisor shown on pages 5-6.


        As compensation in full for services rendered under its advisory agreement applicable to the Funds, the Trust will pay to the Advisor a monthly fee determined as follows:

        (1) With respect to the Common Stock, Mid Cap Growth and Small Company
Funds: 0.50% per annum on the first $20 million of average daily net assets of each such Fund; 0.40% per annum on the next $20 million of such assets of each such Fund; and 0.30% per annum on such assets of each such Fund in excess of $40 million.


         (2) With respect to the Growth Index Fund: 0.30% per annum on the average daily net assets of the Fund.


         (3) With respect to the Money Market Fund: 0.25% per annum on the average daily net assets of the Fund.

        The Advisor has voluntarily agreed for a period at least until December 31, 2002, to waive the following Funds' advisory fees or other expenses necessary to limit these Funds' overall expense ratios to the amounts shown below:

         Common Stock Fund............................................0.48%
         Mid Cap Growth Fund..........................................0.71%
         Small Company Fund...........................................0.57%
         Growth Index Fund............................................0.60%
         Money Market Fund............................................0.40%


         These arrangements may be changed or terminated at any time after December 31, 2002.

         The Trust's advisory agreement, which was approved by the Trust's sole shareholder on October , 2000, and by the Trust's Board of Trustees on October , 2000, must each be approved annually by vote of the Board of Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the applicable Fund, but in either event it must also be approved by a vote of a majority of the Trustees who are not parties to the contract, or "interested persons", as defined in the 1940 Act, of any such party cast in person at a meeting called for the purpose of voting on such approval. With respect to the submission of the Trust's advisory agreement for approval by the shareholders, such matters shall be deemed to be acted upon effectively with respect to any Fund if a majority of the outstanding voting securities of such Fund vote for approval of such matter, notwithstanding (A) that such matter has not been approved by a majority of the outstanding voting securities of any other class affected by such matter, and (B) that such matter has not been approved by a vote of a majority of the outstanding voting securities of the Fund.


        The advisory agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Board, or, with respect to a particular Fund, by a majority of the Fund's outstanding voting securities, on not more than 60 days' written notice to the Advisor and by the Advisor on 60 days' written notice to the Fund.

                             PRINCIPAL UNDERWRITER

        ESI acts as the principal underwriter of shares of the Funds. Its principal business address is National Life Drive, Montpelier, Vermont 05604. ESI receives no compensation from the Trust for acting as principal underwriter. The distribution contract of the Trust provides that ESI shall use its best efforts to continuously offer the Funds' shares. This contract may be terminated by either party thereto on 60 days' written notice, without penalty, and it terminates automatically in the event of its assignment. The distribution contract of the Trust must be approved annually in one of the same ways as described above for the advisory agreement.

                          THE FUND SERVICES AGREEMENT

        Sentinel Administrative Service Corporation ("Sentinel Service"), in accordance with its Fund Services Agreement with the Trust, provides the Funds with certain transfer agency, fund accounting and financial administration services.

        For these services, the Fund Services Agreement provides for the Trust to pay to Sentinel Service a fixed fee totaling $20,000 per year for transfer agency services, and a fee of 0.10% of average daily net assets of the Funds for fund accounting and financial administration services. The fixed fee is subject to increase under inflation clauses for fiscal years beginning on or after January 1, 2003, to the extent approved by the Board of Trustees. Fees are payable monthly in arrears.

        Sentinel Service is a Vermont corporation which is a wholly owned subsidiary of National Life.


         The Trust's Fund Services Agreement was approved by the Trust's sole shareholder on October , 2000. The Agreement was approved by the Trust's Board of Trustees on July 27, 2000. Each agreement must be approved annually by vote of the Board or by the vote of a majority of the outstanding voting securities of each Fund, but in either event it must also be approved by a vote of a majority of the trustees who are not parties to the contract, or interested persons, as defined in the 1940 Act, of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Fund Services Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Board or, as to a particular Fund, by a majority of the applicable Fund's outstanding voting securities on not more than 60 days' written notice to Sentinel Service and by Sentinel Service on 60 days' notice to the Fund.


                            PORTFOLIO TRANSACTIONS
                           AND BROKERAGE COMMISSIONS

         The Funds' policy, in the case of listed securities, is to place its orders with firms that are members of a stock exchange on which such securities are listed or traded and in the case of securities traded in the over-the-counter market to deal directly with dealers who are primary market makers in such securities, without the use of a broker unless the Funds can obtain better price or execution through the use of a broker. Purchases are generally made for investment and not for trading purposes. Subject to the direction and control of the Board of Trustees and in accordance with its advisory agreement, the Advisor supervises the investments of the Funds and, as an essential feature thereof, places orders for the purchase and sale of portfolio securities and supervises their execution, including negotiating the amount of the commission rate paid, in each case at prices it believes to be the best then available, taking into consideration such factors as price, commission, size of order, difficulty of execution and skill required of the executing broker-dealer as well as the extent to which a broker capable of satisfactory execution may provide research information and statistical and other services to the Advisor.

         In making such purchases and sales, the brokerage commissions are paid by the Funds. The Funds may also buy or sell securities from, or to, dealers acting as principals.

        Section 28(e) of the 1934 Act, which was enacted by Congress in connection with the elimination of fixed commission rates on May 1, 1975, provides that, except as agreements such as investment advisory contracts otherwise provide, money managers such as the Advisor will not be deemed to have acted unlawfully or to have breached a fiduciary duty if, subject to certain conditions, a broker-dealer is paid in return for brokerage and research services an amount of commission for effecting transactions for accounts, such as the Funds, in excess of the amount of commission another broker-dealer would charge for effecting the transaction. In order to cause the Funds to pay such greater commissions, the Advisor has to determine in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the Funds and to its other clients.

        Brokerage and research services, as provided in Section 28(e) of the 1934 Act, include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts and effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

        Although research and market and statistical information from brokers and dealers can be useful to the Funds, and to the Advisor, it is the opinion of the management of the Funds that such information is only supplementary to the Advisor's own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff.

        The Advisor obtains several research services specifically in exchange for commissions paid by the Funds and its other clients. These services primarily consist of electronic research services from Bloomberg, ILX, Factset, and First Call. The Trust also obtains Lipper Directors' Analytical Data from Lipper Analytical Distributors, Inc., in exchange for Fund brokerage commissions. This service is available only for brokerage commissions.

        The research services provided by brokers through which the Funds effect securities transactions may be used by the Advisor or its affiliates in managing their other client accounts, as well as the Funds. However, the Advisor and its affiliates use the commissions paid by most of their other client accounts to obtain research services as well, and this research is also useful in managing the Funds' accounts, as well those of other clients.

         Except for implementing the policies stated above, there is no commitment to place portfolio transactions with brokers or dealers who provide investment research. The Advisor has advised the Funds that it is not feasible to assign any precise value to services provided by such brokers and dealers to it, nor does the use of such services reduce its expense by any measurable or significant amount. Such commissions were allocated on the basis of research and statistical or other services provided by the dealer.

                              PORTFOLIO TURNOVER

        Purchases for the Small Company, Common Stock and Growth Index Funds are made for long-term investment, and not for short-term trading profits. However, during rapidly changing conditions, there necessarily may be more portfolio changes than in a more stable period and these may result in short-term gains or short-term losses.

        The Mid Cap Growth Fund anticipates that it may have a higher level of portfolio turnover. This Fund may engage in relatively short-term trading in some stocks. This activity may create higher transaction costs due to commissions and other expenses.

                                CAPITALIZATION

        The Trust's shares of beneficial interest are fully paid and non-assessable. Each share of the Trust is entitled to one vote per dollar of net asset value per share, on matters on which all Funds of the Trust vote as a single class.

        The proceeds from the sale of shares of each Fund of the Trust and all income, earnings and profits therefrom irrevocably appertain to that Fund. Each such Fund records all liabilities (including accrued expenses) in respect of such Fund, as well as a share of such liabilities (including general liabilities of the Trust) in respect to two or more Funds, in proportion to their average net assets. If any reasonable doubt exists as to the Fund to which any asset or liability appertains, the Board may resolve such doubt by resolution.

        In the case of dissolution or liquidation of the Trust, the shareholders of each Fund of the Trust are entitled to receive ratably per share the net assets of such Fund, with any general assets of the Trust distributed ratably per share, regardless of the Fund.

        Voting rights are non-cumulative, meaning that the holders of more than 50% of the net asset value of the shares voting for the election of trustees can elect 100% of the trustees being voted upon if they choose to do so, and, in such event the holders of the remaining minority of the shares voting for the election of trustees will not be able to elect any person or persons to the Board.

                       PURCHASE AND REDEMPTION OF SHARES

        Shares of the Funds are not available directly to the public. Currently, shares of the Funds are sold, without sales charge, at each Fund's net asset value per share, only to variable life insurance and variable annuity separate accounts of National Life Insurance Company. In the future, the Funds may offer shares of one or more of the Funds (including new Funds that might be added to the Trust) to other separate accounts of National Life, to support variable life insurance policies or variable annuity contracts, or shares may be sold to other insurance company separate accounts to fund variable life insurance policies and variable annuity contracts. The price per share is based on the next daily calculation of net asset value after an order is placed.

        Shares of the Funds are sold in a continuous offering and are authorized to be offered to National Life Insurance Company separate accounts to support variable life insurance contracts and variable annuity contracts. Net premiums or net purchase payments under such contracts are placed in one or more subaccounts of a separate account and the assets of each such separate account are invested in the shares of the Fund corresponding to that subaccount. A separate account purchases and redeems shares of the Funds for its subaccounts at net asset value without sales or redemption charges.

        On each day that a Fund's net asset value is calculated, a separate account transmits to the Fund any orders to purchase or redeem shares based on the premiums, purchase payments, redemption (surrender) requests, and transfer requests from contract owners or payees that have been processed on that day. A separate account purchases and redeems shares of each Fund at that Fund's net asset value per share calculated as of the same day, although such purchases and redemptions may be executed the next morning.

                       DETERMINATION OF NET ASSET VALUE

        The net asset value per share of each Fund is computed by dividing the total value of the assets of that Fund, less its liabilities, by the total number of such Fund's outstanding shares. Equity securities which are traded on a national securities exchange are valued at the last reported sale price each business day at the regular close of trading, currently 4:00 p.m. Eastern time. Equity securities for which there were no sales during the day are valued at the mean between the latest available bid and asked prices. Net asset value is calculated once each business day, at 4:00 p.m. Eastern time, and becomes effective immediately upon its determination. Orders to purchase shares of the Funds received by the Trust prior to 10:00 a.m. Eastern time will be confirmed on the basis of the closing price on the preceding day, provided they represent instructions provided by policyholders of variable life insurance or annuity policies for which the Trust serves as an investment vehicle before 4:00 p.m. Eastern time on the preceding day, or effect transactions with respect to such policies as of such preceding day. "Business day" means a day on which the New York Stock Exchange is open. The New York Stock Exchange is not open on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

        The Money Market Fund values its portfolio securities based on their amortized cost in accordance with SEC regulations. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During such periods the yield to investors in the Money Market Fund may differ somewhat from that obtained in a similar investment company which uses mark-to-market value for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company which utilizes mark-to-market values and existing investors would receive less
(more) investment income. The purpose of this method of calculation is to attempt to maintain a constant net asset value per share of $1.00.


        In accordance with the SEC rule permitting the use of the amortized cost method of valuation, the Money Market Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, and must purchase instruments having remaining maturities of 397 days (13 months) or less. In addition, the Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the Money Market Fund's price per share as computed for the purpose of sales and redemptions at $1.00. The Board will review periodically the Money Market Fund's portfolio holdings to determine whether a deviation exists between the net asset value calculated using market quotations and that calculated on an amortized cost basis. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to existing shareholders, the Money Market Fund will take such corrective action as it regards as necessary and appropriate, including (i) the reduction of the number of outstanding shares of the Money Market Fund by having each shareholder proportionately contribute shares to the Money Market Fund's capital, (ii) the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, (iii) the withholding of dividends or (iv) the establishment of a net asset value per share by using available market quotations. If the number of outstanding shares is reduced in order to maintain a constant net asset value of $1.00 per share, the shareholders will contribute proportionately to the Money Market Fund's capital the number of shares which represent the difference between the amortized cost valuation and the market valuation of the portfolio. Each shareholder will be deemed to have agreed to such contribution by such shareholder's investment in the Money Market Fund.


         Since the net income of the Money Market Fund is determined and declared as a dividend immediately prior to each time the asset value of the Money Market Fund is determined, the net asset value per share of the Money Market Fund normally remains at $1.00 per share immediately after each such dividend declaration. Any increase in the value of a shareholder's investment in the Money Market Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Money Market Fund in that shareholder's account and any decrease in the value of a shareholder's investment may be reflected by a reduction in the number of shares in the account.

                      TOTAL RETURN AND YIELD INFORMATION

         Each of the Funds (except the Money Market Fund) from time to time may include its average annual total return in advertisements or information furnished to present or prospective shareholders.

        The Trust will compute these total returns by assuming a hypothetical initial payment of $1,000. It will then be assumed that all of the dividends and distributions by each of the Funds over the relevant time period are reinvested. It will then assume that at the end of the one-, five- or ten-year period, after taking into account all applicable recurring and nonrecurring expenses, the entire amount is redeemed. The average annual total return then will be calculated by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return). Since the Trust had not begun operations as of the date of this Statement of Additional Information, no average annual total return calculations are shown here.

        These average annual total returns will not include fees and charges that apply to National Life separate accounts which purchase shares of the Funds as investment vehicles for variable life insurance policies and variable annuity contracts issued by National Life. These fees and charges will reduce the returns realized by variable life insurance policyowners and variable annuity contract owners. For information on the fees and charges incurred by the separate accounts, please refer to the prospectus for the applicable variable life insurance policy or variable annuity contract.

        Each Fund's average annual total return will vary depending upon market conditions, the securities comprising such Fund's portfolio, such Fund's operating expenses and the amount of net capital gains or losses realized by such Fund during the period. An investment in any of the Funds will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.


         On occasion, the Funds may compare their average annual total return figures to mutual fund averages such as those compiled by Lipper Analytical Services, Inc., and to market indices such as the Dow Jones Industrial Average, the S&P 500, the S&P 500/BARRA Growth Index, the S&P 500/BARRA Value Index, the S&P MidCap 400 Index and the Russell 2000(R) Index.


         The Money Market Fund normally computes its annualized yield by determining the net income for a seven-day base period for a hypothetical pre-existing account having a balance of one share at the beginning of the base period, dividing the net income by the net asset value of the account at the beginning of the base period to obtain the base period return, multiplying the result by 365 and then dividing by seven. In accordance with regulations adopted by the SEC, the Money Market Fund is required to disclose its annualized yield for certain seven-day base periods in a standardized manner which does not take into consideration any realized or unrealized gains or losses on portfolio securities. The SEC also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven and subtracting one from the result.

        The yield quoted should not be considered a representation of the yield of the Money Market Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Fund and changes in interest rates on such investments, but also on changes in the Money Market Fund's expenses during the period.

        Yield information may be useful in reviewing the performance of the Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Money Market Fund's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time.

                              GENERAL INFORMATION

        Copies of the Trust's Declaration of Trust, and various agreements referred to in the Prospectus and this Statement of Additional Information are filed with the registration statement at the SEC, to which reference is made for their full terms. Such documents and other information filed with the SEC may be obtained from the SEC upon payment of the fees prescribed by the Rules of the SEC and are also now available at the SEC's Internet Web site at http://www.sec.gov. All cash and securities of the Funds, except for U.S. Government Securities which are represented only in book entry form at the Federal Reserve Bank, are held by State Street Bank and Trust Company or in a central depository system in the name of State Street Bank & Trust - Kansas City, 801 Pennsylvania Avenue, Kansas City, Missouri 64105 as the Funds' Custodian. State Street is also Dividend Disbursing Agent for the Funds' shares. Sentinel Service is Transfer Agent and Registrar for the Funds' shares. All correspondence regarding the Trust should be mailed to National Life Insurance Company, National Life Drive, Montpelier, Vermont 05604, Attn:
Registered Insurance Contracts.

        The independent accountants for the Trust are PricewaterhouseCoopers LLP, located at 1177 Avenue of the Americas, New York, New York 10036. The independent accountants are responsible for auditing the annual financial statements of the Trust.

        Counsel for the Funds is Brown & Wood LLP, One World Trade Center, New York, New York 10048-0557.



INDEPENDENT AUDITORS' REPORT
To the Board of Trustees and Shareholder of Sentinel Variable Products Trust:

In our opinion, the accompanying statements of assets and liabilities present fairly, in all material respects, the financial position of Sentinel Variable Products Common Stock Fund, Sentinel Variable Products Mid Cap Growth Fund, Sentinel Variable Products Small Company Fund, Sentinel Variable Products Growth Index Fund and Sentinel Variable Products Money Market Fund (the "Funds") at October 18, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of the financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/PricewaterhouseCoopers LLP
New York, New York
October 18, 2000

                      Statement of Assets and Liabilities
                 Sentinel Variable Products Common Stock Fund
                    of Sentinel Variable Products Trust (1)


                              October 18, 2000

Assets:
Cash in Bank......................................................      $20,000
                                                                        -------
Total Assets (Net Assets attributable to 2,000 shares
  of beneficial interest issued and outstanding;
  par value $.001 per share)......................................      $20,000
                                                                        =======
Net Asset Value per Share.........................................      $ 10.00
                                                                        =======

---------------
(1)  Sentinel Variable Products Trust (the "Trust") was organized as a
     Delaware business trust on March 14, 2000. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Sentinel Variable Products Common Stock Fund (the "Fund") is a series of the Trust. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of 2,000 shares of beneficial interest, par value $.001 per share, to National Life Insurance Company.
(2)  The Trust has entered into an investment advisory agreement (the
     "Advisory Agreement") with the National Life Investment Management Company, Inc. (the "Advisor"), and a participation agreement (the "Participation Agreement") with Equity Services, Inc. (the
     "Distributor"). Certain officers and/or trustees of the Fund are officers and/or director/trustees of the Advisor and the Distributor.
(3) The Advisor, on behalf of the Fund, will incur and pay organization and initial offering costs estimated at $10,000.


                      Statement of Assets and Liabilities
                Sentinel Variable Products Mid Cap Growth Fund
                    of Sentinel Variable Products Trust (1)
                               October 18, 2000

Assets:
Cash in Bank......................................................      $20,000
                                                                        -------
Total Assets (Net Assets attributable to 2,000 shares
  of beneficial interest issued and outstanding;
  par value $.001 per share)......................................      $20,000
                                                                        =======
Net Asset Value per Share.........................................      $ 10.00
                                                                        =======

---------------
(1)  Sentinel Variable Products Trust (the "Trust") was organized as a
     Delaware business trust on March 14, 2000. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Sentinel Variable Products Mid Cap Growth Fund (the "Fund") is a series of the Trust. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of 2,000 shares of beneficial interest, par value $.001 per share, to National Life Insurance Company.
(2)  The Trust has entered into an investment advisory agreement (the
     "Advisory Agreement") with the Advisor, and a participation agreement
     (the "Participation Agreement") with Equity Services, Inc. (the "Distributor"). Certain officers and/or trustees of the Fund are officers and/or director/trustees of the Advisor and the Distributor.
(3) The Advisor, on behalf of the Fund, will incur and pay organization and initial offering costs estimated at $10,000.


                      Statement of Assets and Liabilities
                 Sentinel Variable Products Small Company Fund
                    of Sentinel Variable Products Trust (1)
                             October 18, 2000

Assets:
Cash in Bank......................................................      $20,000
                                                                        -------
Total Assets (Net Assets attributable to 2,000 shares
  of beneficial interest issued and outstanding;
  par value $.001 per share)......................................      $20,000
                                                                        =======
Net Asset Value per Share.........................................      $ 10.00
                                                                        =======

---------------
(1)  Sentinel Variable Products Trust (the "Trust") was organized as a
     Delaware business trust on March 14, 2000. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Sentinel Variable Products Small Company Fund (the "Fund") is a series of the Trust. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of 2,000 shares of beneficial interest, par value $.001 per share, to National Life Insurance Company.
(2)  The Trust has entered into an investment advisory agreement (the
     "Advisory Agreement") with the Advisor, and a participation agreement
     (the "Participation Agreement") with Equity Services, Inc. (the "Distributor"). Certain officers and/or trustees of the Fund are officers and/or director/trustees of the Advisor and the Distributor.
(3) The Advisor, on behalf of the Fund, will incur and pay organization and inital offering costs estimated at $10,000.


                      Statement of Assets and Liabilities
                 Sentinel Variable Products Growth Index Fund
                    of Sentinel Variable Products Trust (1)
                               October 18, 2000

Assets:
Cash in Bank......................................................      $20,000
                                                                        -------
Total Assets (Net Assets attributable to 2,000 shares
  of beneficial interest issued and outstanding;
  par value $.001 per share)......................................      $20,000
                                                                        =======
Net Asset Value per Share.........................................      $ 10.00
                                                                        =======

---------------
(1)  Sentinel Variable Products Trust (the "Trust") was organized as a
     Delaware business trust on March 14, 2000. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Sentinel Variable Products Growth Index Fund (the "Fund") is a series of the Trust. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of 2,000 shares of beneficial interest, par value $.001 per share, to National Life Insurance Company.
(2)  The Trust has entered into an investment advisory agreement (the
     "Advisory Agreement") with the Advisor, and a participation agreement
     (the "Participation Agreements") with Equity Services, Inc. (the "Distributor"). Certain officers and/or trustees of the Fund are officers and/or director/trustees of the Advisor and the Distributor.
(3) The Advisor, on behalf of the Fund, will incur and pay organization and initial offering costs estimated at $10,000.


                      Statement of Assets and Liabilities
                 Sentinel Variable Products Money Market Fund
                    of Sentinel Variable Products Trust (1)
                               October 18, 2000

Assets:
Cash in Bank......................................................      $20,000
                                                                        -------
Total Assets (Net Assets attributable to 20,000 shares
  of beneficial interest issued and outstanding;
  par value $.001 per share)......................................      $20,000
                                                                        =======
Net Asset Value per Share.........................................      $  1.00
                                                                        =======

---------------
(1) Sentinel Variable Products Trust (the "Trust") was organized as a Delaware business trust on March 14, 2000. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Sentinel Variable Products Money Market Fund (the "Fund") is a series of the Trust. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of 20,000 shares of beneficial interest to National Life Insurance Company.
(2) The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with the Advisor, and a participation agreement (the "Participation Agreement") with Equity Services, Inc. (the "Distributor"). Certain officers and/or trustees of the Fund are officers and/or director/trustees of the Advisor and the Distributor.
(3) The Advisor, on behalf of the Fund, will incur and pay organization and initial offering costs estimated at $10,000.

                                    Part C

                               Other Information

Item 23.  Exhibits

          (a)  Declaration of Trust of the Registrant.(1)
          (b)  None.
          (c) Portions of the Declaration of Trust of the Registrant defining the rights of holders of shares of the Registrant.(2)
          (d) Investment Advisory Agreement between the Registrant and National Life Investment Management Company, Inc. (the "Advisor").
          (e) Participation Agreement between the Registrant, National Life Insurance Company and Equity Services, Inc. ("ESI").
          (f)  None.
          (g) Custody Contract between the Registrant and State Street Bank and Trust Company.
          (h) Fund Services Agreement between the Registrant and Sentinel Administrative Service Corporation.
          (i)  Opinion and consent of Brown and Wood LLP.
          (j) Consent of PricewaterhouseCoopers LLP, independent accountants for the Registrant.
          (k) No financial statements are included because the Registrant has not yet commenced operations.
          (l)  None.
          (m)  Certificate of Sole Shareholder.
          (n)  None.
          (o)  Reserved.
          (p)  (1)  Code of Ethics of the Trust.
               (2) Code of Ethics of National Life Investment Management Company, Inc.(1)
               (3)  Code of Ethics of Equity Services, Inc.

------------------------
(1) Filed on April 28, 2000 as an Exhibit to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File 333-35832 (the "Registration Statement")).

(2) Reference is made to Article 1, Article 4 (Sections 4.2, 4.3, 4.8, 4.9.3, 4.9.5, 4.9.5.5, 4.9.5.6), Article 5 (Sections 5.4, 5.6, 5.8, 5.10,
     5.10.1, 5.11, 5.11.1, 5.11.7), Article 8 (Sections 8.1, 8.5, 8.6),
     Article 9 (Sections 9.1, 9.2.2), Article 10 (Sections 10.1, 10.1.1, 10.2,
     10.5, 10.5.1, 10.5.2), Article 11(Section 11.3), Article 12.

Item 24. Persons Controlled by or under Common Control with the Registrant
         -----------------------------------------------------------------

                  None.


Item 25.  Indemnification

          Article 10.5 of the Registrant's Declaration of Trust, incorporated by reference to Exhibit (a) hereto, provides for the indemnification of the Registrant's trustees and officers.

          In no event will the Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his or her bad faith, willful misfeasance, or reckless disregard of the duties involved in the conduct of his or her office. The Registrant will comply with Rule 484 under the Securities Act of 1933, as amended (the "1933 Act"), and Release No. 11330 under the 1940 Act in connection with any indemnification.

          Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

          Trustees and officers of the Registrant are also covered by a directors and officers liability insurance policy that became effective as to it on March 14, 2000, with a total coverage of $30,000,000.

Item 26.  Business and Other Connections of the Investment Adviser

          Information on the Advisor is incorporated by reference to the Prospectus included in this Registration Statement. The Advisor also provides investment management services with respect to the general accounts of National Life Insurance Company and its wholly owned subsidiary, Life Insurance Company of the Southwest, and other National Life affiliates.

          Officers of the Advisor

          Rodney A. Buck, Chairman, President & Chief Executive Officer
          (1)(2)(3)

          Erick R. Grinde, Senior Vice President

          Bruce R. Bottamini, Vice President & Director of Fixed Income Research (1)

          Allan R. Bradley, Vice President-Mortgages

          Scott T. Brayman, Vice President (1)

          Thomas H. Brownell, Vice President & Portfolio Manager (1)

          David M. Brownlee, Vice President & Portfolio Manager (1)(2)

          Kay L. Edson, Vice President & Head Equity Trader (1)

          Stephen P. Flynn, Vice President & Fixed Income Credit Analyst (1)

          Daniel E. Gass, Vice President & Portfolio Manager (1)

          Van Harissis, Vice President & Portfolio Manager (1)(2)

          Kenneth J. Hart, Vice President & Portfolio Manager (1)

          R. Scott Higgins, Vice President & Director of Private Placements

          Dean R. Howe, Vice President & Treasurer (1)(2)

          William C. Kane, Vice President & Portfolio Manager (1)

          Robert L. Lee, Vice President & Portfolio Manager (1)

          Daniel J. Manion, Vice President (1)

          Stephen S. Rauh, Vice President (1)(2)

          Henry J. Restaino, Vice President & Trader (1)

          John A. Skypeck, Vice President - Mortgages

          D. Russell Morgan, Counsel (1)(3)

          Lisa A. Pettrey, Secretary (3)

          The principal business address of each such person is National Life Drive, Montpelier, Vermont 05604.

          ------------------------
          (1) Also an officer or employee of Sentinel Advisors Company, an affiliated investment advisor which provides investment management services to the Sentinel Funds, a family of mutual funds offered to the public.
          (2) Also an officer or employee of NL Capital Management, Inc., which provides investment management services to individuals and institutions, primarily in northern New England.
          (3) Also an officer or employee of National Life Insurance Company.

Item 27.  Principal Underwriters

     (a) The Registrant's principal underwriter, ESI, also serves as principal underwriter for National Life's various variable life insurance and variable annuity contracts.

     (b)  As to each officer of ESI:

                                                              Positions and
Name and Principal            Positions and Offices           Offices with
Business Address                  with ESI                    the Registrant
------------------------      --------------------------      -----------------
Joseph M. Rob                 Chairman & Chief Executive      President
                                Officer

Kenneth R. Ehinger            President & Chief Operating     None
                                Officer

John M. Grab, Jr.             Senior Vice President & Chief   None
                                  Financial Officer

Sharon E. Bernard             Treasurer & Controller          None

         The principal business address of all such persons is National Life Drive, Montpelier, Vermont 05604.


     (c)  Not applicable.


Item 28.  Location of Accounts and Records

          The following maintain physical possession of each account book or other documents required by Section 31(a) of the 1940 Act and the Rules promulgated thereunder:

    a)    Sentinel Administrative Service Corporation
          National Life Drive
          Montpelier, Vermont 05604
          Rule 31a-1(a)
          Rule 31a-1(b)(1)(2)(3)(4)(5)(6)(7)(8)
          Rule 31a-2(a)(b)(c)(f)

    (b)   National Life Investment Management Company, Inc.
          National Life Drive
          Montpelier, Vermont 05604
          Rule 31a-1(a)(9)(10)(11)
          Rule 31a-1(d)(f)
          Rule 31a-2(a)(c)(f)

    (c)   Equity Services, Inc.
          National Life Drive
          Montpelier, Vermont  05604
          Rule 31a-1(d)
          Rule 31a-2(c)


Item 29.  Management Services

          Not applicable.


Item 30. Undertakings

         Not applicable.


                                  SIGNATURES

         Pursuant to the requirements of the Securities Act and the Investment Company Act, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Montpelier and State of Vermont, on the 18th day of October, 2000.

                                          SENTINEL VARIABLE PRODUCTS TRUST
                                                   (Registrant)

                                          By:   /s/Thomas H. MacLeay
                                              ---------------------------------
                                               Thomas H. MacLeay, Chairman


         As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities on the dates indicated.

Signature                        Title                         Date
----------                       -----                         ----

   /s/Thomas H. MacLeay          Chairman                      October 18, 2000
----------------------------     Chief Executive
     Thomas H. MacLeay           Officer)


   /s/William D. McMeekin        Trustee                       October 18, 2000
----------------------------
    William D. McMeekin

   /s/William G. Ricker          Trustee                       October 18, 2000
----------------------------
     William G. Ricker

   /s/Thomas P. Malone           Vice President and Treasurer
----------------------------     (Chief Accounting and         October 18, 2000
     Thomas P. Malone            Financial Officer)

                                 Exhibit Index

Exhibit
Number
--------

(d) Investment Advisory Agreement between the Registrant and National Life Investment Management Company, Inc.

(e) Participation Agreement between the Registrant, National Life Insurance Company and Equity Services, Inc.

(g) Custody Contract between the Registrant and State Street Bank and Trust Company.

(h) Fund Services Agreement between the Registrant and Sentinel Administrative Service Corporation.

(i)      Opinion and consent of Brown and Wood LLP.

(j) Consent of PricewaterhouseCoopers LLP, independent accountants for the Registrant.

(m)     Certificate of Sole Shareholder.

(p)(1)  Code of Ethics of the Trust.

   (2)  Code of Ethics of National Life Investment Management Company, Inc.

   (3)  Code of Ethics of Equity Services, Inc.

                                                                   Exhibit (d)



                         INVESTMENT ADVISORY AGREEMENT

         Agreement made as of this      day of         , 2000,
by and between Sentinel Variable Products Trust, a Delaware business trust and a series investment company whose registration is pending under the Investment Company Act of 1940 (hereinafter called the "Trust"), and National Life Investment Management Company, Inc., a Vermont corporation, a registered investment adviser under the Investment Advisers Act of 1940 (hereinafter called "Advisor").

                                  WITNESSETH:

In consideration of the mutual promises and agreements herein contained and other good and valuable considerations, the receipt of which is hereby acknowledged, it is hereby agreed by and between the parties hereto as follows:

1.       Management of Securities Portfolios

         Advisor agrees to act as investment adviser to the Trust with respect to the investment of its assets and in general to supervise the investments of several portfolios of the Trust, subject at all times to the direction and control of the Board of Trustees of The Trust, all as more fully set forth herein. In connection therewith, Advisor shall regularly provide investment advice to the Trust, and shall, subject to the succeeding provisions of this section, continuously supervise the investment and reinvestment of cash, securities or other property comprising the assets of the several investment portfolios of the Trust, and Advisor shall accordingly:

         (a) obtain and evaluate pertinent information about significant developments and economic, statistical and financial data, domestic or foreign, affecting the economy generally, the several portfolios of the Trust, the individual companies whose securities are included in the Trust's portfolios, the industries in which they engage, and securities which Advisor considers may be suitable for inclusion in any of the Trust's portfolios, and regularly report thereon to the Board of Trustees of the Trust; and

         (b) provide continuously an investment program for each portfolio of the Trust consistent, in its opinion, with the investment policy and objectives for which such portfolio is designed; and

         (c) determine what securities shall be purchased or sold by the Trust, and regularly report thereon to the Board of Trustees of the Trust; and

         (d) take, on behalf of the Trust, all actions which appear to Advisor necessary to carry into effect such investment programs and supervisory functions as aforesaid including the placing of purchase and sale orders.

         Any investment program provided by Advisor under this section, or any supervisory functions taken hereunder by it shall at all times conform to, and be in accordance with, any requirements imposed by the provisions of the Investment Company Act of 1940 (the "1940 Act"), and any rules or regulations in force thereunder, any other applicable provision of law, the provisions of the Declaration of Trust of the Trust as amended from time to time, resolutions as adopted and/or amended from time to time by the Board of Trustees of the Trust, and the terms of the registration statement of the Trust, as amended from time to time, under the Securities Act of 1933 and the 1940 Act.

         In furtherance of these duties, Advisor will make its principal executive officers available as principal executive officers of the Trust at no expense to the Trust.

2.       The Trust to Bear Other Expenses

         It is understood and agreed that the Trust, in addition to the advisory fee paid to Advisors set forth in Article 3 below, will bear and pay for its expenses of operation including its (i) rent and office equipment, if any; (ii) salaries and employee benefits including applicable employment and payroll taxes, of its own administrative and executive personnel who are not affiliated with Advisor, if any; (iii) brokerage commissions and other costs in connection with the purchase or sale of securities; (iv) all taxes and corporate fees payable by the Trust to federal, state or other governmental agencies; (v) fees and costs of its transfer agent, fund accounting and financial administration service provider, custodian, registrar, independent legal counsel and auditors; (vi) expenses of printing and mailing stock certificates, dividends, reports, notices and proxy materials to its shareholders; (vii) fees and expenses incident to the registration and maintenance of registration under the Securities Act of 1933 of shares of the Trust for public sale (other than costs of printing prospectuses for prospective new shareholders) and the qualification of its shares for offering and sale under state or other securities laws; (viii) fees and expenses imposed on the Trust under the 1940 Act; (ix) insurance premiums for fidelity bonds and other coverage relating to its operations; (x) all expenses incident to holding of meetings of its shareholders; (xi) fees and expenses of Trustees who are not affiliated with Advisor; (xii) its pro rata share of fees and dues of the Investment Company Institute; and(xiii) such non-recurring expenses as may arise, including actions, suits or proceedings, affecting the Trust and the legal obligation which the Trust may have to indemnify its officers and Trustees with respect thereto.

3.       Compensation of Advisors

         As compensation in full for services rendered under this Agreement, the Trust will pay to Advisor a monthly fee determined as follows:

        (1) With respect to the Common Stock, Mid Cap Growth and Small Company
Funds: 0.50% per annum on the first $20 million of average daily net assets of each such Fund; 0.40% per annum on the next $20 million of average daily net assets of each such Fund; and 0.30% per annum on such assets in excess of $40 million.

         (2) With respect to the Growth Index Fund: 0.30% per annum on the average daily net assets of the Fund.

         (3) With respect to the Money Market Fund: 0.25% per annum on the average daily net assets of the Fund.

         The amounts payable to Advisor shall be based upon the value of the net assets as of the close of business each day, computed in accordance with the Declaration of Trust of the Trust and the then current registration statement of the Trust under the Securities Act of 1933 and the 1940 Act. Such amounts shall be prorated among the several Funds of the Trust in proportion to their respective daily net asset values and shall be paid monthly.

4.       Guarantee of Expense Limitation

         If, for any fiscal year of the Trust, expenses (including management fee and costs incident to its regular and executive personnel, but excluding interest, taxes, brokerage fees and, where permitted, extraordinary expense) borne by any Fund of the Trust exceed expense limitations applicable to such Fund which are imposed by state securities regulators as such limitations may be lowered or raised from time to time, Advisor guarantees that it will reimburse the Trust for any excess. The portion of any such reduction to be borne by Advisor shall be deducted from the monthly investment advisory fee otherwise payable to Advisor and, if such amount should exceed such monthly investment advisory fees, Advisor agrees to repay to the appropriate Fund annually before publication of the Trust's annual report to shareholders such sum as may be required to make up the deficiency. For the purpose of this article, the term "fiscal year" shall include the portion of the then current fiscal year which shall have elapsed at the date of termination of this Investment Advisory Agreement.

5.       Placing of Purchase and Sale Orders

         Advisor shall not deal as principal with the Trust in the purchase and sale of portfolio securities nor shall it receive any commissions or other remuneration on the purchase or sale of portfolio securities by the Trust (however, this provision shall not prevent Advisor from obtaining from brokers or dealers, subject to applicable law, research or trade execution services in connection with such purchases or sales of portfolio securities).

         Advisor is authorized and directed to place the orders for the purchase and sale of portfolio securities by the Trust and to supervise the executions thereof. With respect to such transactions, whether through a broker as agent or with a dealer as principal, Advisor's primary objective is to obtain the best overall price and execution of each transaction, but Advisor is permitted to cause the Trust to pay higher than the lowest available commissions if it makes the required determinations under applicable law. Such orders may be placed with qualified brokers and/or dealers who also provide investment information or other services to the Trust. Management shall report to the Trustees of the Trust at least quarterly on said allocations of order and on the brokerage commissions and/or dealer concessions involved, indicating to whom such allocations are made and the basis thereof.

6.       Nonexclusivity

         Advisor's services to the Trust hereunder are not to be deemed exclusive and Advisor shall be free to render similar services to others, so long as its services hereunder are not impaired thereby.

7.       National Life Services

         National Life Insurance Company and its subsidiaries may furnish to Advisor, in order to better enable it to fulfill its obligations hereunder, office space, personnel and other services as are requested by Advisor, in all cases for a reasonable charge. Advisor will present the details of any such arrangements to the Board of Trustees of the Trust.

8.       Affiliations of Advisor

         It is understood that the Trustees and officers of the Trust may be directors or officers of Advisor or an entity under common control, including National Life Insurance Company, or any affiliate thereof, or otherwise be interested in Advisor, and that the existence of such dual interest shall not affect the validity of this Agreement or any transactions hereunder.

9.       Liability of Advisor

         In the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of Advisor, it shall not be subject to liability to the Trust or to any stockholder of the Trust for any act or omission in the course of, or in connection with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

10.      Duration of this Agreement

         This Agreement shall become effective upon the date set forth above and shall continue in force and effect, unless terminated as hereinafter provided, until December 31, 2001, and from year to year thereafter, provided such continuance is specifically approved at least annually by the Board of Trustees of the Trust, including specific approval (i) by a majority of the Trustees who are not interested persons of a party to this Agreement (other than as Trustees of the Trust) by votes cast in person at a meeting specifically called for such purpose (Trustee vote) or (ii) as to each class of the issued and outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act) of the Trust by a vote of a majority of such class and a Trustee vote.

11.      Termination

         This Agreement may be terminated by Advisor at any time without penalty upon giving the Trust sixty (60) days' written notice (which notice may be waived by the Trust) and may be terminated by the Trust, in its entirety or as to a specific Fund of the Trust, at any time without penalty upon giving Advisors sixty (60) days' written notice (which notice may be waived by Advisor), provided that such termination by the Trust shall be approved by the vote of a majority of the Board of Trustees of the Trust in office at the time or by the vote of a majority of the outstanding voting securities of the Trust, if such termination relates to the investment advisory arrangements for all Funds of the Trust, or by the vote of a majority of the outstanding voting securities of a specific Fund of The Trust, if such termination relates to that Fund only. This Agreement shall automatically terminate in the event of its assignment, the term "assignment" for this purpose having the meaning defined in Section 2(a)(4) of the 1940 Act.

12.      Notification of Changes in Advisor

         Advisor will notify the Trust of any change in the identities of the shareholders of Advisor within a reasonable time after such change.

         IN WITNESS WHEREOF, the parties hereto have caused the foregoing instrument to be executed by their duly authorized officers and their corporate seals to be hereunder affixed, all as of the day and year first above written.

Attest:                                     SENTINEL VARIABLE PRODUCTS TRUST


__________________________                   BY:___________________________
D. Russell Morgan                                 Thomas H. MacLeay
Secretary                                             Chairman

Attest:  NATIONAL LIFE INVESTMENT MANAGEMENT COMPANY, INC.


__________________________                   By:___________________________
                                                  Rodney A. Buck
                                                  Chairman and Chief
                                                  Executive Officer

                                                                   Exhibit (e)

                            PARTICIPATION AGREEMENT

                                 By and Among

                       SENTINEL VARIABLE PRODUCTS TRUST

                                      And

                        NATIONAL LIFE INSURANCE COMPANY

                                      And

                             EQUITY SERVICES, INC.

         THIS AGREEMENT, made and entered into this 27th day of July, 2000, by and among NATIONAL LIFE INSURANCE COMPANY, a Vermont insurance company (hereinafter the "Company"), on its own behalf and on behalf of NATIONAL VARIABLE LIFE INSURANCE ACCOUNT, NATIONAL VARIABLE ANNUITY ACCOUNT II, and various separate accounts now existing or to be created in the future to fund certain private placement variable life insurance or annuity products (hereinafter, the "Accounts"), each a segregated asset account of the Company, the SENTINEL VARIABLE PRODUCTS TRUST, an open-end diversified management investment company organized as a business trust under the laws of the State of Delaware (hereinafter the "Trust") and EQUITY SERVICES, INC., a Vermont corporation (hereinafter the "Underwriter").

         WHEREAS, the Trust engages in business as an open-end diversified, management investment company and is available to act as the investment vehicle for separate accounts established for variable life insurance contracts and variable annuity contracts to be offered by the Company; and

         WHEREAS, beneficial interests in the Trust are divided into several series of shares, each representing the interest in a particular managed portfolio of securities and other assets (the "Funds"); and

         WHEREAS, the Trust is registered as an open-end management investment company under the 1940 Act and its shares are registered under the Securities Act of 1933, as amended (hereinafter the "1933 Act"); and

         WHEREAS, the Company has offered and sold, and will offer and sell certain variable life insurance contracts and variable annuity contracts (the "Contracts") pursuant to registration statements under the 1933 Act, or in transactions exempt from registration under the 1933 Act; and

         WHEREAS, each of the Accounts is a duly organized, validly existing segregated asset account, established by resolution of the Board of Directors of the Company under the insurance laws of Vermont, to set aside and invest assets attributable to the Contracts; and

         WHEREAS, the Company has registered each of the Accounts as a unit investment trust under the 1940 Act; and

         WHEREAS, the Underwriter is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended (hereinafter the "1934 Act"), and is a member in good standing of the National Association of Securities Dealers, Inc. (hereinafter "NASD"); and

         WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company intends to purchase shares in the Funds on behalf of the Accounts to fund the Contracts and the Underwriter is authorized to sell such shares to the Accounts at net asset value;

         NOW, THEREFORE, in consideration of their mutual promises, the Company, the Trust and the Underwriter agree as follows:

ARTICLE I. Sale of Trust Shares

         1.1. The Underwriter agrees to sell to the Company those shares of the Trust which the Company orders on behalf of the Accounts, executing such orders on a daily basis at the net asset value next computed after receipt and acceptance by the Trust or its agent of the order for the shares of the Trust.

         1.2. The Trust agrees to make its shares available indefinitely for purchase at the applicable net asset value per share by the Company and the Accounts on those days on which the Trust calculates its net asset value pursuant to rules of the SEC; provided, however, that the Board of Trustees of the Trust (hereinafter the "Trustees") may refuse to sell shares of any Fund to any person, or suspend or terminate the offering of shares of any Fund if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Trustees, acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of any Fund.

         1.3. The Trust and the Underwriter agree that shares of the Trust will be sold only to the Company and the Accounts. No shares of any Fund will be sold to the general public.

         1.4. The Trust agrees to redeem for cash, upon the Company's request, any full or fractional shares of the Trust held by the Company, executing such requests on a daily basis at the net asset value next computed after receipt and acceptance by the Trust or its agent of the request for redemption.

         1.5. The Company agrees to purchase and redeem the shares of each Fund offered by the then current prospectus of the Trust in accordance with the provisions of such prospectus. Net amounts available under the Contracts may be invested in the Trust, in shares of investment companies other than the Trust, or in the Company's general account.

         1.6. The Company shall pay for Trust shares on the same day that it places an order to purchase Trust shares. Payment shall be in federal funds transmitted by wire.

         1.7. Issuance and transfer of the Trust's shares will be by book entry only. Stock certificates will not be issued to the Company or the Accounts. Shares ordered from the Trust will be recorded in an appropriate title for the applicable Account or the appropriate subaccount of such Account.

         1.8. The Trust shall furnish same day notice (by wire or telephone, followed by written confirmation) to the Company of any income dividends or capital gain distributions payable on the Trust's shares. The Company hereby elects to receive all such dividends and distributions as are payable on the Fund shares in additional shares of that Fund. The Company reserves the right to revoke this election and to receive all such dividends and distributions in cash. The Trust shall notify the Company of the number of shares so issued as payment of such dividends and distributions.

         1.9. The Trust shall make the net asset value per share for each Fund available to the Company on a daily basis as soon as reasonably practical after the net asset value per share is calculated.

ARTICLE II.  Representations and Warranties

         2.1. The Company represents and warrants that the Contracts are or will be registered under the 1933 Act, or will be sold in transactions exempt from registration under the 1933 Act, and that the Contracts will be issued and sold in compliance with all applicable federal and state laws. The Company further represents and warrants that it is an insurance company duly organized and in good standing under applicable law and that it has legally and validly established each of the Accounts as a segregated asset account under Section 3855 of the Vermont Insurance Law and has registered each Account that is required to be so registered as a unit investment trust in accordance with the provisions of the 1940 Act to serve as segregated investment accounts for the Contracts, and that it will maintain such registration for so long as any Contracts utilizing such Account are outstanding. The Company shall amend the registration statements under the 1933 Act for the Contracts and the registration statements under the 1940 Act for the Accounts from time to time as required in order to effect the continuous offering of the Contracts or as may otherwise be required by applicable law. The Company shall register and qualify the Contracts for sale in accordance with the securities laws of the various states only if and to the extent deemed necessary by the Company.

         2.2. The Company represents that it believes, in good faith, that the Contracts are currently and at the time of issuance will be treated as life insurance policies or annuity contracts under applicable provisions of the Internal Revenue Code of 1986, and that it will make every effort to maintain such treatment and that it will notify the Trust and the Underwriter immediately upon having a reasonable basis for believing that any of the Contracts have ceased to be so treated or that they might not be so treated in the future.

         2.3. The Trust represents and warrants that Trust shares sold pursuant to this Agreement shall be registered under the 1933 Act and duly authorized for issuance in accordance with applicable law and that the Trust is and shall remain registered under the 1940 Act for as long as the Trust shares are sold. The Trust shall amend the registration statement for its shares under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of its shares. The Trust shall register and qualify the shares for sale in accordance with the laws of the various states only if and to the extent deemed advisable by the Trust or the Underwriter.

         2.4. The Trust represents that it believes, in good faith, that it is currently qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code of 1986, and that it will make every effort to maintain such qualification (under Subchapter M or any successor or similar provision) and that it will notify the Company immediately upon having a reasonable basis for believing that it has ceased to so qualify or that it might not so qualify in the future.

         2.5. The Trust represents that its investment objectives, policies and restrictions comply with the Vermont Insurance Law as it applies to the Trust. To the extent feasible and consistent with market conditions, the Trust will adjust its investments to comply with requirements of the Company's domiciliary state upon written notice from the Company of such requirements and proposed adjustments, it being agreed and understood that in any such case the Trust shall be allowed a reasonable period of time under the circumstances after receipt of such notice to make any such adjustment.

         2.6. The Trust currently does not intend to make any payments to finance distribution expenses pursuant to Rule 12b-1 under the 1940 Act or otherwise, although it may make such payments in the future. To the extent that it decides to finance distribution expenses pursuant to Rule 12b-1, the Trust undertakes to have a board of trustees, a majority of whom are not interested persons of the Trust, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

         2.7. The Underwriter represents and warrants that it is a member in good standing of the NASD and is registered as a broker-dealer with the SEC. The Underwriter further represents that it will sell and distribute the Trust shares in accordance with the 1933 Act, the 1934 Act, and the 1940 Act.

ARTICLE III. Prospectuses and Proxy Statements; Voting

         3.1. The Underwriter shall provide the Company, at the Company's expense, with as many copies of the Trust's current prospectus as the Company may reasonably request for use with prospective Contract owners and applicants. The Underwriter shall print and distribute, at the Trust's expense, as many copies as necessary for distribution to existing Contract owners or participants. If requested by the Company in lieu thereof, the Trust shall provide such documentation and other assistance as is reasonably necessary in order for the Company to have the new prospectus for the Contracts and the Trust's new prospectus printed together in one document, in such case the Trust shall bear its share of expenses as described above.

         3.2. The Trust's prospectus shall state that the Statement of Additional Information for the Trust is available from the Underwriter (or, in the Trust's discretion, the Prospectus shall state that such Statement is available from the Trust), and the Underwriter (or the Trust) shall provide such Statement, at its expense, to the Company and to any owner of or participant under a Contract who requests such Statement or, at the Company's expense, to any prospective Contract owner and applicant who requests such statement.

         3.3. The Trust, at its expense, shall provide the Company with copies of its proxy material, reports to shareholders and other communications to shareholders in such quantity as the Company shall reasonably require and shall bear the costs of distributing them to existing Contract owners or participants.

         3.4. If and to the extent required by law the Company shall:

               (i) solicit voting instructions from Contract owners or participants;

               (ii) vote the Trust shares held in the Accounts in accordance with instructions received from Contract owners or participants; and

               (iii) vote Trust shares held in the Accounts for which no
                    timely instructions have been received, and any Trust shares held in the Company's general account, in the same proportion as Trust shares of such Fund for which instructions have been received;

so long as and to the extent that the SEC continues to interpret the 1940 Act to require passthrough voting privileges for variable policy owners. The Company reserves the right to vote Trust shares held in any segregated asset account or in its general account in its own right, to the extent permitted by law.

         3.5. The Trust will comply with all provisions of the 1940 Act requiring voting by shareholders, and in particular the Trust will either provide for annual meetings or comply with Section 16(c) of the 1940 Act (although the Trust is not one of the trusts described in Section 16(c) of that Act) as well as with Sections 16(a) and, if and when applicable, 16(b). Further, the Trust will act in accordance with the SEC interpretation of the requirements of Section 16(a) with respect to periodic elections of trustees and with whatever rules the Commission may promulgate with respect thereto.

ARTICLE IV.  Sales Material and Information

         4.1. The Company shall furnish, or shall cause to be furnished, to the Trust or the Underwriter, each piece of sales literature or other promotional material in which the Trust or the Underwriter is named, at least five business days prior to its use. No such material shall be used if the Trust or the Underwriter objects to such use within five business days after receipt of such material.

         4.2. The Company shall not give any information or make any representations or statements on behalf of the Trust or concerning the Trust in connection with the sale of the Contracts other than the information or representations contained in the registration statement or prospectus for the Trust shares, as such registration statement and prospectus may be amended or supplemented from time to time, or in reports or proxy statements for the Trust, or in sales literature or other promotional material approved by the Trust or by the Underwriter, except with the permission of the Trust or the Underwriter. The Trust and the Underwriter agree to respond to any request for approval on a prompt and timely basis.

         4.3. The Trust or the Underwriter shall furnish, or shall cause to be furnished, to the Company or its designee, each piece of sales literature or other promotional material in which the Company or its separate account(s) is named, at least five business days prior to its use. No such material shall be used if the Company objects to such use within five business days after receipt of such material.

         4.4. The Trust and the Underwriter shall not give any information or make any representations on behalf of the Company or concerning the Company, the Accounts, or the Contracts other than the information or representations contained in a registration statement, prospectus or private placement memorandum for the Contracts, as such registration statement, prospectus or private placement memorandum may be amended or supplemented from time to time, or in published reports for the Accounts which are in the public domain or approved by the Company for distribution to Contract owners or participants, or in sales literature or other promotional material approved by the Company, except with the permission of the Company. The Company agrees to respond to any request for approval on a prompt and timely basis.

         4.5. For purposes of this Article IV, the phrase "sales literature or other promotional material" includes, but is not limited to, advertisements (such as material published, or designed for use in, a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures, or other public media), sales literature (i.e., any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, registration statements, prospectuses, statements of additional information, shareholder reports, and proxy materials and any other material constituting sales literature or advertising under NASD rules, the 1940 Act or the 1933 Act.

ARTICLE V.  Fees and Expenses

         5.1. The Trust and Underwriter shall pay no fee or other compensation to the Company under this Agreement, except that if the Trust or any Fund adopts and implements a plan pursuant to Rule 12b-1 to finance distribution expenses, then, subject to obtaining any required exemptive orders or other regulatory approvals, the Underwriter may make payments to the Company or to the underwriter for the Contracts if and in amounts agreed to by the Underwriter in writing. Currently, no such payments are contemplated.

         5.2. All expenses incident to performance by the Trust of this Agreement shall be paid by the Trust to the extent permitted by law. The Trust shall bear the expenses for the cost of registration and qualification of the Trust's shares under federal law, and, if applicable, under any state securities law, preparation and filing of the Trust's prospectus and registration statement, proxy materials and reports, setting in type, printing and distributing the prospectuses, the proxy materials and reports to existing shareholders and Contract owners, the preparation of all statements and notices required by any federal or state law, all taxes on the issuance or transfer of the Trust's shares, and any expenses permitted to be paid or assumed by the Trust pursuant to a plan, if any, under Rule 12b-1 under the 1940 Act.

ARTICLE VI.  Diversification

         6.1. The Trust will comply with Section 817(h) of the Internal Revenue Code of 1986, and all regulations issued thereunder, relating to the diversification requirements for variable annuity, endowment, and life insurance policies.

ARTICLE VII.   Potential Conflicts

         7.1. The Board of Trustees of the Trust (the "Board") will monitor the Trust for the existence of any material irreconcilable conflict between the interests of the Contract owners of all Accounts investing in the Trust. An irreconcilable material conflict may arise for a variety of reasons, including: (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of any Fund are being managed; (e) a difference in voting instructions given by variable annuity contract and variable life insurance Contract owners; or (f) a decision by the Company to disregard the voting instructions of Contract owners. The Board shall promptly inform the Company if it determines that an irreconcilable material conflict exists and the implications thereof. A majority of the Board shall consist of persons who are not "interested" persons of the Trust.

         7.2. The Company will report any potential or existing conflicts of which it is aware to the Board. The Company agrees to provide the Board with all information reasonably necessary for the Board to consider any issues raised. This includes, but is not limited to, an obligation by the Company to inform the Board whenever Contract owner voting instructions are disregarded. The Board shall record in its minutes or other appropriate records, all reports received by it and all action with regard to a conflict.

         7.3. If it is determined by a majority of the Board, or a majority of its disinterested Trustees, that an irreconcilable material conflict exists, the Company shall, at its expense and to the extent reasonably practicable (as determined by a majority of the disinterested Trustees), take whatever steps are necessary to remedy or eliminate the irreconcilable material conflict, up to and including withdrawing the assets allocable to some or all of the Accounts from the Trust or any Fund and reinvesting such assets in a different investment medium, including (but not limited to) another Fund of the Trust, or submitting the question whether such segregation should be implemented to a vote of all affected Contract owners and, as appropriate, segregating the assets of any appropriate group (i.e., variable annuity contract owners or variable life insurance contract owners) that votes in favor of such segregation, or offering to the affected Contract owners the option of making such a change.

         7.4. If the Company's disregard of voting instructions could conflict with the majority of Contract owner voting instructions, and the Company's judgment represents a minority position or would preclude a majority vote, the Company is permitted to withdraw each affected Account's investment in the Trust. The Underwriter and Trust shall continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Trust until the Company notifies the Underwriter and the Trust that it is withdrawing the Account's investment in the Trust pursuant to this Section 7.4.

         7.5. If a particular state insurance regulator's decision applicable to the Company conflicts with the majority of other state insurance regulators, then the Company is permitted to withdraw each affected Account's investment in the Trust. The Underwriter and Trust shall continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Trust for such Account until the Company notifies the Underwriter and the Trust that it is withdrawing an affected Account's investment in the Trust pursuant to this Section 7.5.

         7.6. For purposes of Section 7.3 of this Agreement, the Board shall determine whether any proposed action adequately remedies any irreconcilable material conflict, but in no event will the Trust be required to establish a new funding medium for the Contracts.

ARTICLE VIII.  Indemnification

         8.1. Indemnification By The Company

               8.1(a). The Company agrees to indemnify and hold harmless the Trust, the Underwriter, and each of the Trust's or the Underwriter's current and former directors, officers, employees or agents and each person, if any, who controls, or has controlled, or is or was associated with the Trust or the Underwriter within the meaning of such terms under the federal securities laws (collectively, the "indemnified parties" for purposes of this Section 8.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company) or litigation (including legal and other expenses), to which the indemnified parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust's shares and:

               (i) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement or prospectus or private placement memorandum for the Contracts or contained in the Contracts or sales literature for the Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made; provided that this agreement to indemnify shall not apply as to any indemnified party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company by or on behalf of the Trust for use in the registration statement or prospectus or private placement memorandum for the Contracts or in the Contracts or sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Contracts or Trust shares; or

               (ii) arise out of or as a result of statements or
                    representations by or on behalf of the Company (other than statements or representations contained in a Contract or Trust registration statement, private placement memorandum or the Contract or Trust prospectus or sales literature for the Contracts or the Trust not supplied by the Company or persons under its control) or wrongful conduct of the Company or persons under its control, with respect to the sale or distribution of the Contracts or Trust shares; or

               (iii) arise out of any untrue statement or alleged untrue
                    statement of a material fact contained in a registration statement, prospectus, or sales literature of the Trust or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made, if such a statement or omission was made in reliance upon and in conformity with information furnished to the Trust by or on behalf of the Company; or

               (iv) arise as a result of any failure by the Company to provide the services and furnish the materials or to make any payments under the terms of this Agreement; or

               (v) arise out of any material breach by the Company of this Agreement;

except to the extent provided in Sections 8.1(b) and 8.4 hereof. This indemnification shall be in addition to any liability which the Company may otherwise have.

               8.1(b). The Company shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of obligations or duties under this Agreement or to the Trust.

               8.1(c). The indemnified parties will promptly notify the Company of the commencement of any litigation or proceedings against them in connection with the issuance or sale of the Trust shares or the Contracts or the operation of the Trust.

         8.2. Indemnification By the Underwriter

               8.2(a). The Underwriter agrees to indemnify and hold harmless the Company and each of its current and former directors, officers, employees or agents and each person, if any, who controls or has controlled or is or was associated with the Company within the meaning of such terms under the federal securities laws (collectively, the "indemnified parties" for purposes of this Section 8.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Underwriter) or litigation (including legal and other expenses) to which the indemnified parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust's shares and:

               (i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement or prospectus or sales literature of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made; provided that this agreement to indemnify shall not apply as to any indemnified party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Underwriter or Trust by or on behalf of the Company for use in the registration statement or prospectus for the Trust or in sales literature for the Trust (or any amendment or supplement thereto) or otherwise for use in connection with the sale of the Contracts or Trust shares; or

               (ii) arise out of or as a result of statements or
                    representations (other than statements or representations contained in the Contracts or in the Contract or Trust registration statement, the Contract or Trust prospectus, private placement memoranda for the Contracts or sales literature for the Contracts or the Trust not supplied by the Underwriter or persons under its control) or wrongful conduct of the Underwriter or persons under its control, with respect to the sale or distribution of the Contracts or Trust shares; or

               (iii) arise out of any untrue statement or alleged untrue
                    statement of a material fact contained in a registration statement, prospectus, private placement memorandum or sales literature covering the Contracts (or any amendment thereof or supplement thereto), or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading in light of the circumstances in which they were made, if such statement or omission was made in reliance upon and in conformity with information furnished to the Company by or on behalf of the Underwriter; or

               (iv) arise out of any material breach by the Underwriter of this Agreement;

except to the extent provided in Sections 8.2(b) and 8.4 hereof. This indemnification shall be in addition to any liability which the Underwriter may otherwise have.

               8.2(b). The Underwriter shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of obligations and duties under this Agreement or to the Company or the Accounts.

               8.2(c). The Company agrees promptly to notify the Underwriter of the commencement of any litigation or proceedings against it or any of its officers or directors in connection with the issuance or sale of the Contracts or the operation of the Accounts.

         8.3. Indemnification by the Trust

               8.3(a). The Trust agrees to indemnify and hold harmless the Company and each of its current and former directors, officers, employees or agents and each person, if any, who controls or has controlled or is or was associated with the Company within the meaning of such terms under the federal securities laws (collectively, the "indemnified parties" for the purpose of this Section 8.3) against any and all losses, claims, damages or liabilities (including amounts paid in settlement with the written consent of the Trust) or litigation (including legal and other expenses) to which they or any of them may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust's shares and:

               (i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement or prospectus for the Trust or sales literature of the Trust (or any amendment or supplement thereto), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made; provided that this agreement to indemnify shall not apply if such statement or omission or alleged statement or alleged omission was made in reliance upon and in conformity with information furnished to the Trust by or on behalf of the Company for use in the registration statement or prospectus for the Trust or sales literature for the Trust (or any amendment or supplement thereto) or otherwise for use in connection with the sale or distribution of the Contracts or Trust shares; or

               (ii) arise out of or as a result of statements or
                    representations (other than statements or representations contained in the Contracts, a private placement memorandum for the Contracts, or a Contract or Trust registration statement or a Contract or Trust prospectus or sales literature for a Contract or the Trust not supplied by the Trust or persons under its control) or wrongful conduct of the Trust or the Trust's investment adviser or persons under their control, with respect to the sale or distribution of the Contracts or Trust shares; or

               (iii) arise out of any untrue statement or alleged untrue
                    statement of a material fact contained in the registration statement or prospectus or private placement memorandum or sales literature covering the Contracts (or any amendment or supplement thereto), or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made, if such statement or omission was made in reliance upon and in conformity with information furnished by or on behalf of the Trust to the Company; or

               (iv) arise as a result of any failure by the Trust to provide the services and furnish the materials under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification requirements specified in Article VI of this Agreement); or

               (v) arise out of any material breach by the Trust of this Agreement;

except to the extent provided in Section 8.3(b) and 8.4 hereof. This indemnification shall be in addition to any liability which the Trust may otherwise have.

               8.3(b). The Trust shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of his or her duties or by reason of his or her reckless disregard of obligations or duties under this Agreement or to the Company or the Accounts.

               8.3(c). The indemnified parties will promptly notify the Trust of the commencement of any litigation or proceedings against them in connection with the issuance or sale of the Trust Shares or the Contracts or the operation of the Trust.

         8.4. Indemnification Procedure

         Any person obligated to provide indemnification under this Article VIII ("indemnifying party" for the purpose of this Section 8.4) shall not be liable under the indemnification provisions of this Article VIII with respect to any claim made against a party entitled to indemnification under this
Article VIII ("indemnified party" for the purpose of this Section 8.4) unless such indemnified party shall have notified the indemnifying party in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such indemnified party (or after such party shall have received notice of such service on any designated agent), but failure to notify the indemnifying party of any such claim shall not relieve the indemnifying party from any liability which it may have to the indemnified party against whom such action is brought under the indemnification provision of this Article VIII, except to the extent that the failure to notify results in the failure of actual notice to the indemnifying party and such indemnifying party is damaged solely as a result of failure to give such notice. In case any such action is brought against the indemnified party, the indemnifying party will be entitled to participate, at its own expense, in the defense thereof. The indemnifying party also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action. After notice from the indemnifying party to the indemnified party of the indemnifying party's election to assume the defense thereof, the indemnified party shall bear the fees and expenses of any additional counsel retained by it, and the indemnifying party will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation, unless (i) the indemnifying party and the indemnified party shall have mutually agreed to the retention of such counsel or (ii) the named parties to any such proceeding (including any impleaded parties) include both the indemnifying party and the indemnified party and representation of both parties by the same counsel would be inappropriate due to actual or potential differing interests between them. The indemnifying party shall not be liable for any settlement of any proceeding effected without its written consent but if settled with such consent or if there be a final judgment for the plaintiff, the indemnifying party agrees to indemnify the indemnified party from and against any loss or liability by reason of such settlement or judgment.

                  A successor by law of the parties to this Agreement shall be entitled to the benefits of the indemnification contained in this Article
VIII. The indemnification provisions contained in this Article VIII shall survive any termination of this Agreement.

ARTICLE IX.  Applicable Law.

         9.1. This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the State of Vermont.

         9.2. This Agreement shall be subject to the provisions of the 1933, 1934 and 1940 Acts, and the rules and regulations and rulings thereunder, and the terms hereof shall be interpreted and construed in accordance therewith.

ARTICLE X.  Termination

         10.1. This Agreement shall terminate:

               (a) at the option of any party upon ninety days advance written notice to the other parties; or

               (b) at the option of the Company if shares of all Funds are not reasonably available to meet the requirements of the Contracts as determined by the Company. Prompt notice of the election to terminate for such cause shall be furnished by the Company; or

               (c) at the option of the Trust upon institution of formal proceedings against the Company by the NASD, the SEC, the Vermont Insurance Commissioner or any other regulatory body regarding the Company's duties under this Agreement or related to the sale of the Contracts, the operation of the Accounts, or the purchase of the Trust shares; or

               (d) at the option of the Company upon institution of formal proceedings against the Trust by the NASD, the SEC, or any state securities or insurance department or any other regulatory body; or

               (e) at the option of the Company or the Trust upon receipt of any necessary regulatory approvals and/or the vote of the Contract owners having an interest in the Accounts (or any subaccount) to substitute the shares of another investment company for the corresponding Fund shares of the Trust in accordance with the terms of the Contracts for which those Fund shares had been selected to serve as the underlying investment media. The Company will give 30 days prior written notice to the Trust of the date of any proposed vote or other action taken to replace the Trust's shares; or

               (f) at the option of the Company or the Trust upon a determination by a majority of the Trustees of the Trust, or a majority of its disinterested Trustees, that an irreconcilable material conflict exists among the interests of the Contract owners of the various variable insurance products of all Accounts; or

               (g) at the option of the Company if the Company has withdrawn an Account's investment in the Trust because the Company's disregard of voting instructions could conflict with the majority of Contract owner voting instructions and if the Company's judgment represents a minority position or would preclude a majority vote; or

               (h) at the option of the Company if the Company has withdrawn an Account's investment in the Trust because a particular state insurance regulator's decision applicable to the Company conflicts with the majority of other state insurance regulators;

               (i) at the option of the Company if the Trust ceases to qualify as a Regulated Investment Company under Subchapter M of the Internal Revenue Code of 1986, or under any successor or similar provision, or if the Company reasonably believes that the Trust may fail to so qualify; or

               (j) at the option of the Company if the Trust fails to meet the diversification requirements specified in Article VI hereof; or (k) at the option of any party to this Agreement, upon another party's material breach of any provision of this Agreement.

         10.2. It is understood and agreed that the right to terminate this Agreement pursuant to Section 10.1(a) may be exercised for any reason or for no reason.

         10.3. Except as necessary to implement Contract owner initiated transactions, or as required by state insurance laws or regulations, the Company shall not redeem Trust shares attributable to the Contracts (as opposed to Trust shares attributable to the Company's assets held in the Accounts), and the Company shall not prevent Contract owners from allocating payments to a Fund that was otherwise available under the Contracts, until 60 days after the Company shall have notified the Trust or Underwriter of its intention to do so.

ARTICLE XI. Notices

         Any notice shall be sufficiently given when sent by registered or certified mail to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

                  If to the Trust:
                  Joseph M. Rob
                  President
                  Sentinel Variable Products Trust
                  National Life Drive
                  Montpelier, VT 05604

                  If to the Company:
                  D. Russell Morgan, Esq.
                  Senior Counsel
                  National Life Insurance Company
                  One National Life Drive
                  Montpelier, VT  05604

                  If to the Underwriter:
                  Kenneth R. Ehinger
                  President
                  Equity Services, Inc.
                  National Life Drive
                  Montpelier, VT 05604

ARTICLE XII. Miscellaneous

         12.1. All persons dealing with the Trust must look solely to the property of the Trust for the enforcement of any claims against the Trust as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Trust.

         12.2. Subject to law and regulatory authority, each party hereto shall treat as confidential all information reasonably identified as such in writing by any other party hereto (including without limitation the names and addresses of the owners of the Contracts) and, except as contemplated by this Agreement, shall not disclose, disseminate or utilize such confidential information until such time as it may come into the public domain without the express prior written consent of the affected party.

         12.3. The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

         12.4. This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

         12.5. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

         12.6. This Agreement shall not be assigned by any party hereto without the prior written consent of all the parties.

         12.7. Each party hereto shall cooperate with each other party and all appropriate governmental authorities (including without limitation the SEC, the NASD and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby.

         12.8. Each party represents that the execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been duly authorized by all necessary corporate action, as applicable, by such party and when so executed and delivered this Agreement will be the valid and binding obligation of such party enforceable in accordance with its terms.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and behalf by its duly authorized representative and its seal to be hereunder affixed hereto as of the date specified below.

                                   Company:

                                   NATIONAL LIFE INSURANCE COMPANY


SEAL                               By: ______________________________

                                   Date:_____________________________


                                   Trust:

                                   SENTINEL VARIABLE PRODUCTS TRUST



SEAL                               By: ______________________________

                                   Date:_____________________________


                                   Underwriter:

                                   EQUITY SERVICES, INC.



SEAL                               By: ______________________________

                                   Date:_____________________________

                                                                   Exhibit (g)


                               CUSTODY AGREEMENT

     THIS AGREEMENT is made effective the __ day of _________, 2000, by and between STATE STREET BANK AND TRUST COMPANY, a Massachusetts trust company, having its principal office and place of business at 225 Franklin Street, Boston, Massachusetts 02110 ("State Street"), and SENTINEL GROUP FUNDS, INC., SENTINEL PENNSYLVANIA TAX-FREE TRUST, and SENTINEL VARIABLE PRODUCTS TRUST, each having its principal office and place of business at National Life Drive, Montpelier, Vermont 05604 (each a "Fund").

     WHEREAS, Fund desires to appoint State Street as custodian of the assets of the Fund's investment portfolio or portfolios (each a "Portfolio", and collectively the "Portfolios"); and

     WHEREAS, State Street is willing to accept such appointment on the terms and conditions hereinafter set forth;

     NOW THEREFORE, for and in consideration of the mutual promises contained herein, the parties hereto, intending to be legally bound, mutually covenant and agree as follows:

1. APPOINTMENT OF CUSTODIAN AND AGENT. Fund hereby constitutes and appoints State Street as custodian of the investment securities, interests in loans and other non-cash investment property, and monies at any time owned by each of the Portfolios and delivered to State Street as custodian hereunder ("Assets").

2.   REPRESENTATIONS AND WARRANTIES.

     A.   Each Fund hereby represents, warrants and acknowledges to State
          Street:

          1. That it is a corporation or trust duly organized and existing and in good standing under the laws of its state of organization, and that it is registered under the Investment Company Act of 1940, as amended (the "1940 Act"); and

          2. That it has the requisite power and authority under applicable law, its articles of incorporation and bylaws or its declaration of trust, to enter into this Agreement; it has taken all requisite action necessary to appoint State Street as custodian for the Portfolios; this Agreement has been duly executed and delivered by Fund; and this Agreement constitutes a legal, valid and binding obligation of Fund, enforceable in accordance with its terms.

     B.   State Street hereby represents, warrants and acknowledges to each
          Fund:

          1. That it is a trust company duly organized and existing and in good standing under the laws of the Commonwealth of Massachusetts; and

          2. That it has the requisite power and authority under applicable law, its charter and its bylaws to enter into and perform this Agreement; this Agreement has been duly executed and delivered by State Street; and this Agreement constitutes a legal, valid and binding obligation of State Street, enforceable in accordance with its terms.

3.   DUTIES AND RESPONSIBILITIES OF THE PARTIES.

     A. Delivery of Assets. Except as permitted by the 1940 Act, Fund will deliver or cause to be delivered to State Street on the effective date hereof, or as soon thereafter as practicable, and from time to time thereafter, all Assets acquired by, owned by or from time to time coming into the possession of each of the Portfolios during the term hereof. State Street has no responsibility or liability whatsoever for or on account of assets not so delivered.

     B. Delivery of Accounts and Records. Fund will turn over or cause to be turned over to State Street all of each Portfolio's relevant accounts and records needed by State Street to perform its duties and responsibilities hereunder fully and properly. State Street may rely conclusively on the completeness and correctness of such accounts and records.

     C. Delivery of Assets to Third Parties. State Street will receive delivery of and keep safely the Assets of each Portfolio segregated in a separate account. Upon delivery of any such Assets to a subcustodian appointed pursuant hereto (hereinafter referred to as "Subcustodian"), State Street will create and maintain records identifying such Assets as belonging to the applicable Portfolio. State Street is responsible for the safekeeping of the Assets only until they have been transmitted to and received by other persons as permitted under the terms hereof, except for Assets transmitted to Subcustodians, for which State Street remains responsible to the extent provided herein. State Street may participate directly or indirectly through a subcustodian in the Depository Trust Company
          (DTC), Treasury/Federal Reserve Book Entry System (Fed System), Participant Trust Company (PTC) or other depository approved by Fund (as such entities are defined at 17 CFR Section 270.17f-4(b)) (each a "Depository" and collectively the "Depositories"). State Street will be responsible to Fund for any loss, damage or expense suffered or incurred by Fund resulting from the actions or omissions of any Depository only to the same extent such Depository is responsible to State Street.

     D. Registration. State Street will at all times hold registered Assets in the name of State Street as custodian, the applicable Portfolio, or a nominee of either of them, unless specifically directed by Instructions, as hereinafter defined, to hold such registered Assets in so-called "street name;" provided that, in any event, State Street will hold all such Assets in an account of State Street as custodian containing only Assets of the applicable Portfolio, or only assets held by State Street as a fiduciary or custodian for customers; and provided further, that State Street's records at all times will indicate the Portfolio or other customer for which such Assets are held and the respective interests therein. If, however, Fund directs State Street to maintain Assets in "street name", notwithstanding anything contained herein to the contrary, State Street will be obligated only to utilize its best efforts to timely collect income due the Portfolio on such Assets and to notify the Portfolio of relevant information, such as maturities and pendency of calls, and corporate actions including, without limitation, calls for redemption, tender or exchange offers, declaration, record and payment dates and amounts of any dividends or income, reorganization, recapitalization, merger, consolidation, split-up of shares, change of par value, or conversion ("Corporate Actions"). All Assets and the ownership thereof by Portfolio will at all times be identifiable on the records of State Street. Fund agrees to hold State Street and its nominee harmless for any liability as a shareholder of record of securities held in custody.

     E. Exchange. Upon receipt of Instructions, State Street will exchange, or cause to be exchanged, Assets held for the account of a Portfolio for other Assets issued or paid in connection with any Corporate Action or otherwise, and will deposit any such Assets in accordance with the terms of any such Corporate Action. Without Instructions, State Street is authorized to exchange Assets in temporary form for Assets in definitive form, to effect an exchange of shares when the par value of stock is changed, and, upon receiving payment therefor, to surrender bonds or other Assets at maturity or when advised of earlier call for redemption, except that State Street will receive Instruction prior to surrendering any convertible security.

     F. Purchases of Investments -- Other Than Options and Futures. On each business day on which a Portfolio makes a purchase of Assets other than options and futures, Fund will deliver to State Street Instructions specifying with respect to each such purchase:

          1.   If applicable, the name of the Portfolio making such purchase;
          2.   The name of the issuer and description of the Asset;
          3. The number of shares and the principal amount purchased, and accrued interest, if any;
          4.   The trade date;
          5.   The settlement date;
          6. The purchase price per unit and the brokerage commission, taxes and other expenses payable in connection with the purchase;
          7.   The total amount payable upon such purchase;
          8. The name of the person from whom or the broker or dealer through whom the purchase was made; and
          9. Whether the Asset is to be received in certificated form or via a specified Depository.

          In accordance with such Instructions, State Street will pay for out of monies held for the purchasing Portfolio, but only insofar as such monies are available for such purpose, and receive the Assets so purchased by or for the account of such Portfolio, except that State Street, or a Subcustodian, may in its sole discretion advance funds to such Portfolio which may result in an overdraft because the monies held on behalf of such Portfolio are insufficient to pay the total amount payable upon such purchase. Except as otherwise instructed by Fund, State Street will make such payment only upon receipt of Assets: (a) by State Street; (b) by a clearing corporation of a national exchange of which State Street is a member; or (c) by a Depository. Notwithstanding the foregoing, (i) State Street may release funds to a Depository prior to the receipt of advice from the Depository that the Assets underlying a repurchase agreement have been transferred by book-entry into the account maintained with such Depository by State Street on behalf of its customers; provided that State Street's instructions to the Depository require that the Depository make payment of such funds only upon transfer by book-entry of the Assets underlying the repurchase agreement in such account; (ii) State Street may make payment for time deposits, call account deposits, currency deposits and other deposits, foreign exchange transactions, futures contracts or options, before receipt of an advice or confirmation evidencing said deposit or entry into such transaction; and (iii) State Street may make, or cause a Subcustodian to make, payment for the purchase of Assets the settlement of which occurs outside of the United States of America in accordance with generally accepted local custom and market practice.

     G. Sales and Deliveries of Investments -- Other Than Options and Futures. On each business day on which a Portfolio makes a sale of Assets other than options and futures, Fund will deliver to State Street Instructions specifying with respect to each such sale:

          1.   If applicable, the name of the Portfolio making such sale;
          2.   The name of the issuer and description of the Asset;
          3. The number of shares and principal amount sold, and accrued interest, if any;
          4. The date on which the Assets sold were purchased or other information identifying the Assets sold and to be delivered;
          5.   The trade date;
          6.   The settlement date;
          7. The sale price per unit and the brokerage commission, taxes or other expenses payable in connection with such sale;
          8. The total amount to be received by the Portfolio upon such sale; and
          9. The name and address of the broker or dealer through whom or person to whom the sale was made.

          State Street will deliver or cause to be delivered the Assets thus designated as sold for the account of the selling Portfolio as specified in the Instructions. Except as otherwise instructed by Fund, State Street will make such delivery upon receipt of: (a) payment therefor in such form as is satisfactory to State Street;
          (b) credit to the account of State Street with a clearing corporation of a national securities exchange of which State Street is a member; or (c) credit to the account maintained by State Street on behalf of its customers with a Depository. Notwithstanding the foregoing: (i) State Street will deliver Assets held in physical form in accordance with "street delivery custom" to a broker or its clearing agent; or (ii) State Street may make, or cause a Subcustodian to make, delivery of Assets the settlement of which occurs outside of the United States of America upon payment therefor in accordance with generally accepted local custom and market practice.

     H. Purchases or Sales of Options and Futures. On each business day on which a Portfolio makes a purchase or sale of the options and/or futures listed below, Fund will deliver to State Street Instructions specifying with respect to each such purchase or sale:

          1. If applicable, the name of the Portfolio making such purchase or sale;

          2.   In the case of security options:
               a.   The underlying security;
               b.   The price at which purchased or sold;
               c.   The expiration date;
               d.   The number of contracts;
               e.   The exercise price;
               f. Whether the transaction is an opening, exercising, expiring or closing transaction;
               g.   Whether the transaction involves a put or call;
               h.   Whether the option is written or purchased;
               i.   Market on which option traded; and
               j. Name and address of the broker or dealer through whom the sale or purchase was made.

          3.   In the case of options on indices:
               a.   The index;
               b.   The price at which purchased or sold;
               c.   The exercise price;
               d.   The premium;
               e.   The multiple;
               f.   The expiration date;
               g. Whether the transaction is an opening, exercising, expiring or closing transaction;
               h.   Whether the transaction involves a put or call;
               i.   Whether the option is written or purchased; and
               j. The name and address of the broker or dealer through whom the sale or purchase was made, or other applicable settlement instructions.


          4.   In the case of security index futures contracts:
               a. The last trading date specified in the contract and, when available, the closing level, thereof; .
               b.   The index level on the date the contract is entered into;
               c.   The multiple;
               d.   Any margin requirements;
               e. The need for a segregated margin account (in addition to Instructions, and if not already in the possession of State Street, Fund will deliver a substantially complete and executed custodial safekeeping account and procedural agreement, incorporated herein by reference); and
               f.   The name and address of the futures commission merchant
                    through whom the sale or purchase was made, or other
                    applicable settlement instructions.

          5.   In the case of options on index future contracts:
               a.   The underlying index future contract;
               b.   The premium;
               c.   The expiration date;
               d.   The number of options;
               e.   The exercise price;
               f. Whether the transaction involves an opening, exercising, expiring or closing transaction;
               g.   Whether the transaction involves a put or call;
               h.   Whether the option is written or purchased; and
               i.   The market on which the option is traded.

     I. Assets Pledged or Loaned. If specifically allowed for in the prospectus of a Portfolio, and subject to such additional terms and conditions as State Street may require:

          1. Upon receipt of Instructions, State Street will release or cause to be released Assets to the designated pledgee by way of pledge or hypothecation to secure any loan incurred by a Portfolio; provided, however, that State Street will release Assets only upon payment to State Street of the monies borrowed, except that in cases where additional collateral is required to secure a borrowing already made, further Assets may be released or caused to be released for that purpose. Upon receipt of Instructions, State Street will pay, but only from funds available for such purpose, any such loan upon redelivery to it of the Assets pledged or hypothecated therefor and upon surrender of the note or notes evidencing such loan.

          2.   Upon receipt of Instructions, State Street will release
               Assets to the designated borrower; provided, however, that the Assets will be released only upon deposit with State Street of full cash collateral as specified in such Instructions, and that the lending Portfolio will retain the right to any dividends, interest or distribution on such loaned Assets. Upon receipt of Instructions and the loaned Assets, State Street will release the cash collateral to the borrower.

     J. Routine Matters. State Street will, in general, attend to all routine and mechanical matters in connection with the sale, exchange, substitution, purchase, transfer, or other dealings with the Assets except as may be otherwise provided herein or upon Instruction from Fund.

     K. Deposit Accounts. State Street will open and maintain one or more special purpose deposit accounts for each Portfolio in the name of State Street in such banks or trust companies (including, without limitation, affiliates of State Street) as may be designated by it or Fund in writing ("Accounts"), subject only to draft or order by State Street upon receipt of Instructions. State Street will deposit all monies received by State Street from or for the account of a Portfolio in an Account maintained for such Portfolio. Subject to
          Section 5.L hereof, State Street agrees:

          1. To make Fed Funds available to the applicable Portfolio at 9:00 a.m., Kansas City time, on the second business day after deposit of any check into an Account, in the amount of the check;

          2. To make funds available immediately upon a deposit made by Federal Reserve wire; and

          3. To make funds available on the next business day after deposit of ACH wires.

     L.   Income and Other Payments. State Street will:

          1. Collect, claim and receive and deposit for the account of the applicable Portfolio all income (including income from the Accounts) and other payments which become due and payable on or after the effective date hereof with respect to the Assets, and credit the account of such Portfolio in accordance with the schedule attached hereto as Exhibit A. If, for any reason, a Portfolio is credited with income that is not subsequently collected, State Street may reverse that credited amount. If monies are collected after such reversal, State Street will credit the Portfolio in that amount;

          2. Execute ownership and other certificates and affidavits for all federal, state and local tax purposes in connection with the collection of bond and note coupons; and

          3. Take such other action as may be necessary or proper in connection with (a) the collection, receipt and deposit of such income and other payments, including but not limited to the presentation for payment of all coupons and other income items requiring presentation; and all other Assets which may mature or be called, redeemed, retired or otherwise become payable and regarding which State Street has actual knowledge, or should reasonably be expected to have knowledge; and (b) the endorsement for collection, in the name of Fund or a Portfolio, of all checks, drafts or other negotiable instruments.

          State Street, however, will not be required to institute suit or take other extraordinary action to enforce collection except upon receipt of Instructions and upon being indemnified to its satisfaction against the costs and expenses of such suit or other actions. State Street will receive, claim and collect all stock dividends, rights and other similar items and will deal with the same pursuant to Instructions.

     M. Proxies and Notices. State Street will promptly deliver or mail (or have delivered or mailed) to Fund all proxies properly signed, all notices of meetings, all proxy statements and other notices, requests or announcements affecting or relating to Assets and will, upon receipt of Instructions, execute and deliver or mail (or cause its nominee to execute and deliver or mail) such proxies or other authorizations as may be required. Except as provided herein or pursuant to Instructions hereafter received by State Street, neither it nor its nominee will exercise any power inherent in any such Assets, including any power to vote the same, or execute any proxy, power of attorney, or other similar instrument voting any of such Assets, or give any consent, approval or waiver with respect thereto, or take any other similar action.

     N. Disbursements. State Street will pay or cause to be paid, insofar as funds are available for the purpose, bills, statements and other obligations of each Portfolio (including but not limited to obligations in connection with the conversion, exchange or surrender of Assets, interest charges, dividend disbursements, taxes, management fees, custodian fees, legal fees, auditors' fees, transfer agents' fees, brokerage commissions, compensation to personnel, and other operating expenses of such Portfolio) pursuant to Instructions setting forth the name of the person to whom payment is to be made, and the amount and purpose of the payment.

     O. Daily Statement of Accounts. State Street will, within a reasonable time, render to Fund a detailed statement of the amounts received or paid and of Assets received or delivered for the account of each Portfolio during each business day. State Street will maintain such books and records as are necessary to enable it to render, from time to time upon request by Fund, a detailed statement of the Assets. State Street will permit, and upon Instruction will cause any Subcustodian to permit, such persons as are authorized by Fund, including Fund's independent public accountants, reasonable access to such records or will provide reasonable confirmation of the contents of such records, and if demanded, State Street will permit, and will cause any Subcustodian to permit, federal and state regulatory agencies to examine the Assets, books and records of the Portfolios.

     P. Appointment of Subcustodians. Notwithstanding any other provisions hereof:

          1. All or any of the Assets may be held in State Street's own custody or in the custody of one or more other banks or trust companies (including, without limitation, affiliates of State Street) acting as Subcustodians as may be selected by State Street. Any such Subcustodian selected by State Street must have the qualifications required for a custodian under the 1940 Act. State Street will be responsible to the applicable Portfolio for any loss, damage or expense suffered or incurred by such Portfolio resulting from the actions or omissions of any Subcustodians selected and appointed by State Street (except Subcustodians appointed at the request of Fund and as provided in Subsection 2 below) to the same extent State Street would be responsible to Fund hereunder if it committed the act or omission itself.

          2. Upon request of Fund, State Street will contract with other Subcustodians reasonably acceptable to State Street for purposes of (a) effecting third-party repurchase transactions with banks, brokers, dealers, or other entities through the use of a common custodian or subcustodian, or (b) providing depository and clearing agency services with respect to certain variable rate demand note securities, or (c) for other reasonable purposes specified by Fund; provided, however, that State Street will be responsible to Fund for any loss, damage or expense suffered or incurred by Fund resulting from the actions or omissions of any such Subcustodian only to the same extent such Subcustodian is responsible to State Street. Fund may review State Street's contracts with such Subcustodians.

          3. Each Portfolio's foreign securities and cash or cash equivalents, in amounts deemed by Fund to be reasonably necessary to effect such Portfolio's foreign securities transactions, may be held in the custody of one or more banks or trust companies acting as Subcustodians ("Global Subcustodian"), and thereafter, pursuant to a written contract or contracts as approved by Fund, may be transferred to accounts maintained by any such Global Subcustodian with foreign custodians ("Foreign Custodian"). State Street will be responsible to Fund for any loss, damage or expense suffered or incurred by Fund resulting from the actions or omissions of any Foreign Custodian only to the same extent such subcustodian is liable to the Global Subcustodian.

     Q. Accounts and Records Property of Fund. State Street acknowledges that all of the accounts and records maintained by State Street pursuant hereto are the property of Fund, and will be made available to Fund for inspection or reproduction within a reasonable period of time, upon demand. State Street will assist Fund's independent auditors, or upon the prior written approval of Fund, or upon demand, any regulatory body, in any requested review of Fund's accounts and records, provided that Fund will reimburse State Street for all expenses and employee time invested in any such review outside of routine and normal periodic reviews. Upon receipt from Fund of the necessary information or instructions, State Street will supply information from the books and records it maintains for Fund that Fund may reasonably request for tax returns, questionnaires, periodic reports to shareholders and such other reports and information requests as Fund and State Street may agree upon from time to time.

     R. Adoption of Procedures. State Street and Fund hereby adopt the Funds Transfer Operating Guidelines attached hereto as Exhibit B. State Street and Fund may from time to time adopt such additional procedures as they agree upon, and State Street may conclusively assume that no procedure approved or directed by Fund, Fund's or Portfolio's accountants or other advisors conflicts with or violates any requirements of the prospectus, articles of incorporation and bylaws or declaration of trust, any applicable law, rule or regulation, or any order, decree or agreement by which Fund may be bound. Fund will be responsible for notifying State Street of any changes in statutes, regulations, rules, requirements or policies which may impact State Street's responsibilities or procedures under this Agreement.

     S. Advances. Fund will pay on demand any advance of cash or securities made by State Street or any Subcustodian, in its sole discretion, for any purpose (including but not limited to securities settlements, purchase or sale of foreign exchange. or foreign exchange contracts and assumed settlement) for the benefit of any Portfolio. Any such cash advance will be subject to an overdraft charge at the rate set forth in the then-current fee schedule from the date advanced until the date repaid. As security for each such advance, Fund hereby grants State Street and such Subcustodian a lien on and security interest in all Assets at any time held for the account of the applicable Portfolio, including without limitation all Assets acquired with the amount advanced. Should Fund fail to promptly repay the advance, State Street and such Subcustodian may utilize available cash and dispose of such Portfolio's Assets pursuant to applicable law to the extent necessary to obtain reimbursement of the amount advanced and any related overdraft charges.

     T. Exercise of Rights; Tender Offers. Upon receipt of Instructions, State Street will: (1) deliver warrants, puts, calls, rights or similar securities to the issuer or trustee thereof, or to the agent of such issuer or trustee, for the purpose of exercise or sale, provided that the new Assets, if any, are to be delivered to State Street; and (2) deposit securities upon invitations for tenders thereof, provided that the consideration for such securities is to be paid or delivered to State Street or the tendered securities are to be returned to State Street.

     U.   Fund Shares.

          1. Fund will deliver to State Street Instructions with respect to the declaration and payment of any dividend or other distribution on the shares of capital stock of a Portfolio ("Fund Shares") by a Portfolio. On the date specified in such Instruction, State Street will pay out of the monies held for the account of the Portfolio, insofar as it is available for such purposes, and credit to the account of the Dividend Disbursing Agent for the Portfolio, the amount specified in such Instructions.

          2. Whenever Fund Shares are repurchased or redeemed by a Portfolio, Portfolio or its agent will give State Street Instructions regarding the aggregate dollar amount to be paid for such shares. Upon receipt of such Instruction, State Street will charge such aggregate dollar amount to the account of the Portfolio and either deposit the same in the account maintained for the purpose of paying for the repurchase or redemption of Fund Shares or deliver the same in accordance with such Instruction. State Street has no duty or responsibility to determine that Fund Shares have been removed from the proper shareholder accounts or that the proper number of Fund Shares have been canceled and removed from the shareholder records.

          3. Whenever Fund Shares are purchased from Fund, Fund will deposit or cause to be deposited with State Street the amount received for such shares. State Street has no duty or responsibility to determine that Fund Shares purchased from Fund have been added to the proper shareholder account or that the proper number of such shares have been added to the shareholder records.

4.   INSTRUCTIONS.

     A. The term "Instructions", as used herein, means written (including telecopied, telexed, or electronically transmitted) or oral instructions which State Street reasonably believes were given by a designated representative of Fund. Fund will deliver to State Street, prior to delivery of any Assets to State Street and thereafter from time to time as changes therein are necessary, written Instructions naming one or more designated representatives to give Instructions in the name and on behalf of Fund, which Instructions may be received and accepted by State Street as conclusive evidence of the authority of any designated representative to act for Fund and may be considered to be in full force and effect until receipt by State Street of notice to the contrary. Unless such written Instructions delegating authority to any person to give Instructions specifically limit such authority to specific matters or require that the approval of anyone else will first have been obtained, State Street will be under no obligation to inquire into the right of such person, acting alone, to give any Instructions whatsoever. If Fund fails to provide State Street any such Instructions naming designated representatives, any Instructions received by State Street from a person reasonably believed to be an appropriate representative of Fund will constitute valid and proper Instructions hereunder. The term "designated representative" may include Fund's or a Portfolio's employees and agents, including investment managers and their employees.

     B. No later than the next business day immediately following each oral Instruction, Fund will send State Street written confirmation of such oral Instruction. At State Street's sole discretion, State Street may record on tape, or otherwise, any oral Instruction whether given in person or via telephone, each such recording identifying the date and the time of the beginning and ending of such oral Instruction.

     C. Fund will provide, upon State Street's request a certificate signed by an officer or designated representative of Fund, as conclusive proof of any fact or matter required to be ascertained from Fund hereunder. Fund will also provide State Street Instructions with respect to any matter concerning this Agreement requested by State Street. If State Street reasonably believes that it could not prudently act according to the Instructions, or the instruction or advice of Fund's or a Portfolio's accountants or counsel, it may in its discretion, with notice to Fund, not act according to such Instructions.

5. LIMITATION OF LIABILITY OF STATE STREET. State Street is not responsible or liable for, and Fund will indemnify and hold State Street harmless from and against, any and all costs, expenses, losses, damages, charges, counsel fees (including, without limitation, disbursements and the allocable cost of in-house counsel), payments and liabilities which may be asserted against or incurred by State Street or for which State Street may be held to be liable, arising out of or attributable to:

     A. State Street's action or failure to act pursuant hereto; provided that State Street has acted in good faith and with reasonable care; and provided further, that, in no event is State Street liable for consequential, special, or punitive damages;

     B. State Street's payment of money as requested by Fund, or the taking of any action which might make it or its nominee liable for payment of monies or in any other way; provided, however, that nothing herein obligates State Street to take any such action or expend its own monies except in its sole discretion;

     C. State Street's action or failure to act hereunder upon any Instructions, advice, notice, request, consent, certificate or other instrument or paper appearing to it to be genuine and to have been properly executed, including any Instruction, communications, data or other information received by State Street by means of the Systems, as hereinafter defined, or any electronic system of communication;

     D. State Street's action or failure to act in good faith reliance on the advice or opinion of counsel for Fund or of its own counsel with respect to questions or matters of law, which advice or opinion may be obtained by State Street at the expense of Fund, or on the Instruction, advice or statements of any officer or employee of Fund, or Fund's accountants or other authorized individuals, and other persons believed by it in good faith to be expert in matters upon which they are consulted;

     E. The purchase or sale of any securities or foreign currency positions. Without limiting the generality of the foregoing, State Street is under no duty or obligation to inquire into:

          1. The validity of the issue of any securities purchased by or for any Portfolio, or the legality of the purchase thereof or of foreign currency positions, or evidence of ownership required by Fund to be received by State Street, or the propriety of the decision to purchase or the amount paid therefor;

          2. The legality of the sale of any securities or foreign currency positions by or for any Portfolio, or the propriety of the amount for which the same are sold; or

          3. The legality of the issue or sale of any Fund Shares, or the sufficiency of the amount to be received therefor, the legality of the repurchase or redemption of any Fund Shares, or the propriety of the amount to be paid therefor, or the legality of the declaration of any dividend by Fund, or the legality of the issue of any Fund Shares in payment of any stock dividend.

     F. Any error, omission, inaccuracy or other deficiency in any Portfolio's accounts and records or other information provided to State Street by or on behalf of a Portfolio, or the failure of Fund to provide, or provide in a timely manner, any accounts, records, or information needed by State Street to perform its duties hereunder;

     G. Fund's refusal or failure to comply with the terms hereof (including without limitation Fund's failure to pay or reimburse State Street under Section 5 hereof), Fund's negligence or willful misconduct, or the failure of any representation or warranty of Fund hereunder to be and remain true and correct in all respects at all times;

     H. The use or misuse, whether authorized or unauthorized, of the Systems or any electronic system of communication used hereunder, by Fund or by any person who acquires access to the Systems or such other systems through the terminal device, passwords, access instructions or other means of access to such Systems or such other system which are utilized by, assigned to or otherwise made available to Fund, except to the extent attributable to any negligence or willful misconduct by State Street;

     I. Any money represented by any check, draft, wire transfer, clearinghouse funds, uncollected funds, or instrument for the payment of money to be received by State Street on behalf of a Portfolio until actually received; provided, however, that State Street will advise Fund promptly if it fails to receive any such money in the ordinary course of business and will cooperate with Fund toward the end that such money is received;

     J. Except as provided in Section 3.P hereof, loss occasioned by the acts, omissions, defaults or insolvency of any broker, bank, trust company, securities system or any other person with whom State Street may deal; and

     K. The failure or delay in performance of its obligations hereunder, or those of any entity for which it is responsible hereunder, arising out of or caused, directly or indirectly, by circumstances beyond the affected entity's reasonable control, including, without limitation: any interruption, loss or malfunction of any utility, transportation, computer (hardware or software) or communication service; inability to obtain labor, material, equipment or transportation, or a delay in mails; governmental or exchange action, statute, ordinance, rulings, regulations or direction; war, strike, riot, emergency, civil disturbance, terrorism, vandalism, explosions, labor disputes, freezes, floods, fires, tornadoes, acts of God or public enemy, revolutions, or insurrection.

6. COMPENSATION. In consideration for its services hereunder, Fund will pay to State Street the compensation set forth in a separate fee schedule, incorporated herein by reference, to be agreed to by Fund and State Street from time to time, and, upon demand, reimbursement for State Street's cash disbursements and reasonable out-of-pocket costs and expenses, including attorney's fees and disbursements, incurred by State Street in connection with the performance of services hereunder. State Street may charge such compensation against monies held by it for the account of the Portfolios. State Street will also be entitled to charge against any monies held by it for the account of the Portfolios the amount of any loss, damage, liability, advance, overdraft or expense for which it is entitled to reimbursement from Fund, including but not limited to fees and expenses due to State Street for other services provided to Fund by State Street. State Street will be entitled to reimbursement by Fund for the losses, damages, liabilities, advances, overdrafts and expenses of Subcustodians only to the extent that (a) State Street would have been entitled to reimbursement hereunder if it had incurred the same itself directly, and (b) State Street is obligated to reimburse the Subcustodian therefor.

7. TERM AND TERMINATION. Either Fund or State Street may terminate this Agreement by notice in writing, delivered or mailed, postage prepaid, to the other party and received not less than ninety (90) days prior to the date upon which such termination will take effect. Upon termination hereof:

     A. Fund will pay State Street its fees and compensation due hereunder and its reimbursable disbursements, costs and expenses paid or incurred to such date;

     B. Fund will designate a successor custodian by Instruction to State Street by the termination date. In the event no such Instruction has been delivered to State Street on or before the date when such termination becomes effective, then State Street may, at its option,
          (i) choose as successor custodian a bank or trust company meeting the qualifications for custodian set forth in the 1940 Act and having not less than Two Million Dollars ($2,000,000) aggregate capital, surplus and undivided profits, as shown by its last published report, or (ii) apply to a court of competent jurisdiction for the appointment of a successor or other proper relief, or take any other lawful action under the circumstances; provided, however, that Fund will reimburse State Street for its costs and expenses, including reasonable attorney's fees, incurred in connection therewith; and

     C. State Street will, upon payment of all sums due to State Street from Fund hereunder or otherwise, deliver all Assets, duly endorsed and in form for transfer, to the successor custodian, or as specified by the court, at State Street's office. State Street will co-operate in effecting changes in book-entries at all Depositories. Upon delivery to a successor or as specified by the court, State Street will have no further obligations or liabilities hereunder. Thereafter such successor will be the successor hereunder and will be entitled to reasonable compensation for its services.

     In the event that Assets remain in the possession of State Street after the date of termination hereof for any reason other than State Street's failure to deliver the same, State Street is entitled to compensation as provided in the then-current fee schedule for its services during such period, and the provisions hereof relating to the duties and obligations of State Street will remain in full force and effect.

8. NOTICES. Notices, requests, instructions and other writings addressed to Fund at the address set forth above, or at such other address as Fund may have designated to State Street in writing, will be deemed to have been properly given to Fund hereunder. Notices, requests, Instructions and other writings addressed to State Street at 801 Pennsylvania Avenue, Kansas City, Missouri 64105, Attention: Custody Department, or to such other address as it may have designated to Fund in writing, will be deemed to have been properly given to State Street hereunder.

9.   THE SYSTEMS; CONFIDENTIALITY.

     A. If State Street provides Fund and its designated investment advisors, consultants or other third parties authorized by State Street who agree to abide by the terms of this Agreement ("Authorized Designees") with access to the computerized investment portfolio custody systems used by State Street ("Systems") on a remote basis for the purpose of obtaining and analyzing reports and information (the "Remote Access Services") or if State Street and Fund agree to utilize any electronic system of communication, Fund agrees to comply, and to cause its Authorized Designees to comply, with remote access operating standards and procedures and with user identification or other password control requirements and other security procedures as may be issued from time to time by State Street for use of the System and access to the Remote Access Services. Fund agrees to advise State Street immediately in the event that it learns or has reason to believe that any person to whom Fund has given access to the System or the Remote Access Services has violated or intends to violate the terms of this Agreement and will cooperate with State Street in seeking injunctive or other equitable relief.

     B. State Street may from time to time agree to make available to Fund additional Systems. In the absence of any other written agreement concerning such additional systems, the term "System" shall include, and this Agreement shall govern, the Fund's access to and use of any additional System made available by State Street and/or accessed by the Fund.

     C. The System and Remote Access Services described herein and the databases, computer programs, screen formats, report formats, interactive design techniques, formulae, processes, systems, software, know-how, algorithms, programs, training aids, printed materials, methods, books, records, files, documentation and other information made available to Fund by State Street as part of the Remote Access Services and through the use of the System and all copyrights, patents, trade secrets and other proprietary rights of State Street related thereto are the exclusive, valuable and confidential property of State Street and its relevant licensors (the "Proprietary Information"). Fund agrees on its behalf and on behalf of its Authorized Designees to keep the Proprietary Information confidential and to limit access to its employees and Authorized Designees (under a similar duty of confidentiality) who require access to the System for the purposes intended. In the event of termination of this Agreement, Fund will return to State Street all copies of documentation and other Proprietary Information in its possession or in the possession of its Authorized Designees. The foregoing shall not apply to Proprietary Information in the public domain or required by law to be made public.

     D. Fund agrees to use the Remote Access Services only in connection with the proper purposes of this Agreement. Fund will not, and will cause its employees and Authorized Designees not to, (i) permit any third party to use the System or the Remote Access Services, (ii) sell, rent, license or otherwise use the System or the Remote Access Services in the operation of a service bureau or for any purpose other than as expressly authorized under this Agreement, (iii) use the System or the Remote Access Services for any fund, trust or other investment vehicle without the prior written consent of State Street, or (iv) allow or cause any information transmitted from State Street's databases, including data from third party sources, available through use of the System or the Remote Access Services, to be redistributed or retransmitted for other than use for or on behalf of Fund, as State Street's Customer.

     E. Fund will not, and will cause its employees and Authorized Designees not to, modify the System in any way, enhance or otherwise create derivative works based upon the System, nor will Fund or its Authorized Designees reverse engineer, decompile or otherwise attempt to secure the source code for all or any part of the System.

     F. Fund acknowledges that the disclosure of any Proprietary Information, or of any information which at law or equity ought to remain confidential, will immediately give rise to continuing irreparable injury to State Street inadequately compensable in damages at law and that State Street shall be entitled to obtain immediate injunctive relief against the breach or threatened breach of any of the foregoing undertakings, in addition to any other legal remedies which may be available.

     G. State Street represents and warrants that it is the owner of and has the right to grant access to the System and to provide the Remote Access Services contemplated herein. Because of the nature of computer information technology and the necessity of relying upon third party sources, and data and pricing information obtained from third parties, the System and Remote Access Services are provided "AS IS", and Fund and its Authorized Designees shall be solely responsible for the investment decisions, regulatory reports and statements produced using the Remote Access Services. State Street and its relevant licensors will not be liable to Fund or its Authorized Designees for any direct or indirect, special, incidental, punitive or consequential damages arising out of or in any way connected with the System or the Remote Access Services, nor shall either party be responsible for delays or nonperformance under this Agreement arising out of any cause or event beyond such party's control.

     H. EXCEPT AS EXPRESSLY SET FORTH IN THIS AGREEMENT, STATE STREET FOR ITSELF AND ITS RELEVANT LICENSORS EXPRESSLY DISCLAIMS ANY AND ALL WARRANTIES CONCERNING THE SYSTEM AND THE SERVICES TO BE RENDERED HEREUNDER, WHETHER EXPRESS OR IMPLIED, INCLUDING WITHOUT LIMITATION ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE.

     I. State Street will defend or, at its option, settle any claim or action brought against Fund to the extent that it is based upon an assertion that access to the System or use of the Remote Access Services by Fund under this Agreement constitutes direct infringement of any United States patent or copyright or misappropriation of a trade secret, provided that Fund notifies State Street promptly in writing of any such claim or proceeding and cooperates with State Street in the defense of such claim or proceeding. Should the System or the Remote Access Services or any part thereof become, or in State Street's opinion be likely to become, the subject of a claim of infringement or the like under the patent or copyright or trade secret laws of the United States, State Street shall have the right, at State Street's sole option, to (i) procure for Fund the right to continue using the System or the Remote Access Services, (ii) replace or modify the System or the Remote Access Services so that the System or the Remote Access Services becomes noninfringing, or (iii) terminate the Remote Access Services without further obligation.

10. MULTIPLE PORTFOLIOS. If Fund is comprised of more than one Portfolio, the following provisions apply:

     A. Each Portfolio will be regarded for all purposes hereunder as a separate party apart from each other Portfolio. Unless the context otherwise requires, with respect to every transaction covered hereby, every reference herein to Fund is deemed to relate solely to the particular Portfolio to which such transaction relates. Under no circumstances will the rights, obligations or remedies with respect to a particular Portfolio constitute a right, obligation or remedy applicable to any other Portfolio. The use of this single document to memorialize the separate agreement as to each Portfolio is understood to be for clerical convenience only and will not constitute any basis for joining the Portfolios for any reason.

     B. Fund may appoint State Street as its custodian for additional Portfolios from time to time by written notice, provided that State Street consents to such addition. Rates or charges for each additional Portfolio will be as agreed upon by State Street and Fund in writing.

11.  MISCELLANEOUS.

     A. This Agreement will be construed according to, and the rights and liabilities of the parties hereto will be governed by, the laws of the Commonwealth of Massachusetts, without reference to the choice of laws principles thereof.

     B. All terms and provisions hereof will be binding upon, inure to the benefit of and be enforceable by the parties hereto and their respective successors and permitted assigns.

     C. The representations and warranties, the indemnifications extended hereunder, and the provisions of Section 9 hereof are intended to and will continue after and survive the expiration, termination or cancellation hereof.

     D. No provisions hereof may be amended or modified in any manner except by a written agreement properly authorized and executed by each party hereto.

     E. The failure of either party to insist upon the performance of any terms or conditions hereof or to enforce any rights resulting from any breach of any of the terms or conditions hereof, including the payment of damages, will not be construed as a continuing or permanent waiver of any such terms, conditions, rights or privileges, but the same will continue and remain in full force and effect as if no such forbearance or waiver had occurred. No waiver, release or discharge of any party's rights hereunder will be effective unless contained in a written instrument signed by the party sought to be charged.

     F. The captions herein are included for convenience of reference only, and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect.

     G. This Agreement may be executed in two or more counterparts, each of which is deemed an original but all of which together constitute one and the same instrument.

     H. If any provision hereof is determined to be invalid, illegal, in conflict with any law or otherwise unenforceable, the remaining provisions hereof will be considered severable and will not be affected thereby, and every remaining provision hereof will remain in full force and effect and will remain enforceable to the fullest extent permitted by applicable law.

     I. The benefits of this Agreement may not be assigned by either party nor may either party delegate all or a portion of its duties hereunder without the prior written consent of the other party. Notwithstanding the foregoing, Fund agrees that State Street may delegate all or a portion of its duties to an affiliate of State Street, provided that such delegation will not reduce the obligations of State Street under this Agreement.

     J. Neither the execution nor performance hereof will be deemed to create a partnership or joint venture by and between State Street and Fund or any Portfolio.

     K. This Agreement shall supercede and replace the Custody Agreement by and between Investors Fiduciary Trust Company and Sentinel Group Funds, Inc. dated December 1, 1989 and the Custody Agreement by and between Investors Fiduciary Trust Company and Sentinel Pennsylvania Tax-Free Trust dated December 1, 1989. Investors Fiduciary Trust Company assigned each of these agreements to State Street Bank and Trust Company effective January 1, 2000. Except as specifically provided herein, this Agreement does not in any way affect any other agreements entered into among the parties hereto and any actions taken or omitted by either party hereunder will not affect any rights or obligations of the other party hereunder.

     L. If Fund is a Trust, notice is hereby given that a copy of Fund's Trust Agreement and all amendments thereto is on file with the Secretary of State of the state of its organization; that this Agreement has been executed on behalf of Fund by the undersigned duly authorized representative of Fund in his/her capacity as such and not individually; and that the obligations of this Agreement are binding only upon the assets and property of Fund and not upon any trustee, officer of shareholder of Fund individually.

     IN WITNESS WHEREOF, the parties have caused this Agreement to be executed by their respective duly authorized officers.

STATE STREET BANK AND TRUST COMPANY        SENTINEL GROUP FUNDS, INC.

By:_______________________________         By:_________________________________


Title:____________________________         Title:______________________________



                                           SENTINEL PENNSYLVANIA TAX-FREE TRUST

                                           By:_________________________________

                                           Title:______________________________



                                           SENTINEL VARIABLE PRODUCTS TRUST

                                           By:_________________________________

                                           Title:______________________________



                   EXHIBIT A -- INCOME AVAILABILITY SCHEDULE

      Foreign--Income will be credited contractually on pay day in the markets noted with Contractual Income Policy. The markets noted with Actual income policy will be credited income when it is received.



Market                Income Policy       Market               Income Policy        Market                Income-Policy


Argentina             Actual              Hong Kong            Contractual          Poland                Actual

Australia             Contractual         Hungary              Actual               Portugal              Contractual

Austria               Contractual         India                Actual               Russia                Actual

Bahrain               Actual              Indonesia            Actual               Singapore             Contractual

Bangladesh            Actual              Ireland              Actual               Slovak Republic       Actual

Belgium               Contractual         Israel               Actual               South Africa          Actual

Bermuda               Actual              Italy                Contractual          South Korea           Actual

* Bolivia             Actual              Ivory Coast          Actual               Spain                 Contractual

Botswana              Actual              * Jamaica            Actual               Sri Lanka             Actual

Brazil                Actual              Japan                Contractual          Swaziland             Actual

Canada                Contractual         Jordan               Actual               Sweden                Contractual

Chile                 Actual              Kenya                Actual               Switzerland           Contractual

China                 Actual              Lebanon              Actual               Taiwan                Actual

Colombia              Actual              Luxembourg           Actual               Thailand              Actual

Cyprus                Actual              Malaysia             Actual               * Trinidad &          Actual
                                                                                      Tobago
Czech Republic        Actual              Mauritius            Actual               * Tunisia             Actual

Denmark               Contractual         Mexico               Actual               Turkey                Actual

Ecuador               Actual              Morocco              Actual               United Kingdom        Contractual

Egypt                 Actual              Namibia              Actual               United States         See Attached

**Euroclear           Contractual/        Netherlands          Contractual          Uruguay               Actual
                      Actual

Euro CDs              Actual              New Zealand          Contractual          Venezuela             Actual

Finland               Contractual         Norway               Contractual          Zambia                Actual

France                Contractual         Oman                 Actual               Zimbabwe              Actual

Germany               Contractual         Pakistan             Actual

Ghana                 Actual              Peru                 Actual

Greece                Actual              Philippines          Actual

*    Market is not 17F-5 eligible
** For Euroclear, contractual income paid only in markets listed with Income Policy of Contractual.

     United States--

Income Type                  DTC                     FED                    PTC                  Physical

Dividends                    Contractual             N/A                    N/A                   Actual

Fixed Rate Interest          Contractual             Contractual            N/A                   Actual

Variable Rate Interest       Contractual             Contractual            N/A                   Actual

GNMA I                       N/A                     N/A                    Contractual PD +1     N/A

GNMA II                      N/A                     N/A                    Contractual PD * * *  N/A

Mortgages                    Actual                  Contractual            Contractual           Actual

Maturities                   Actual                  Contractual            N/A                   Actual


      Exceptions to the above Contractual Income Policy include securities that are:

      <       Involved in a trade whose settlement  either failed,  or is pending over the record date,  (excluding the United States);

      <       On loan under a self directed securities lending program
              other than State Street's own vendor lending program; Known to be in a condition of default, or suspected to present a risk of default or payment delay;

      <       In the asset categories, without limitation, of Private
              Placements, Derivatives, Options, Futures, CMOs, and Zero Coupon Bonds.

      <       Securities whose amount of income and redemption cannot
              be calculated in advance of payable date, or determined in advance of actual collection, examples include ADRs;

      <       Payments received as the result of a corporate action,
              not limited to, bond calls, mandatory or optional puts, and tender offers.

      *** For GNMA II securities, if the 19th day of the month is a business day, Payable/Distribution Date is the next business day. If the 19th is not a business day, but the 20th is a business day, Payable/Distribution date is the first business day after the 20th. If both the 19th and 20th are not business days, Payable/Distribution will be the next business day thereafter.

               EXHIBIT B -- FUNDS TRANSFER OPERATING GUIDELINES

     1. OBLIGATION OF THE SENDER: State Street Bank and Trust Company and affiliates ("SSB") is authorized to promptly debit Client's account(s) upon the receipt of a payment order in compliance with any of the Security Procedures chosen by the Client, from those offered on the attached selection form (and any updated selection forms hereafter executed by the Client), for funds transfers and in the amount of money that SSB has been instructed to transfer. SSB is hereby instructed to accept funds transfer instructions only via the delivery methods and Security Procedures indicated on the attached selection form (and any updated selection forms hereafter executed by the Client). The Client agrees that the Security Procedures are reasonable and adequate for its wire transfer transactions and agrees to be bound by any payment orders, amendments and cancellations, whether or not authorized, issued in its name and accepted by SSB after being confirmed by any of the selected Security Procedures. The Client also agrees to be bound by any other valid and authorized payment order accepted by SSB. SSB shall execute payment orders in compliance with the selected Security Procedures and with the Client's/Investment Manager's instructions on the execution date provided that such payment order is received by the customary deadline for processing such a request, unless the payment order specifies a later time. SSB will use reasonable efforts to execute on the execution date payment orders received after the customary deadline, but if it is unable to execute any such payment order on the execution date, such payment order will be deemed to have been received on the next business day.

     2. SECURITY PROCEDURES: The Client acknowledges that the selected Security Procedures were selected by the Client from Security Procedures offered by SSB. The Client shall restrict access to confidential information relating to the Security Procedures to authorized persons as communicated in writing to SSB. The Client must notify SSB immediately if it has reason to believe unauthorized persons may have obtained access to such information or of any change in the Client's authorized personnel. SSB shall verify the authenticity of all instructions according to the selected Security Procedures.

     3. ACCOUNT NUMBERS: SSB shall process all payment orders on the basis of the account number contained in the payment order. In the event of a discrepancy between any name indicated on the payment order and the account number, the account number shall take precedence and govern. Financial institutions that receive payment orders initiated by SSB at the instruction of the Client may also process payment orders on the basis of account numbers, regardless of any name included in the payment order. SSB will also rely on any financial institution identification numbers included in any payment order, regardless of any financial institution name included in the payment order.

     4. REJECTION: SSB reserves the right to decline to process or delay the processing of a payment order which (a) is in excess of the collected balance in the account to be charged at the time of SSB's receipt of such payment order; (b) if initiating such payment order would cause SSB, in SSB's sole judgment, to exceed any applicable volume, aggregate dollar, network, time, credit or similar limits upon wire transfers; or (c) if SSB, in good faith, is unable to satisfy itself that the transaction has been properly authorized.

     5. CANCELLATION OR AMENDMENT: SSB shall use reasonable efforts to act on all authorized requests to cancel or amend payment orders received in compliance with the selected Security Procedures provided that such requests are received in sufficient time to afford SSB a reasonable opportunity to act prior to executing the payment order. However, SSB assumes no liability if the request for amendment or cancellation cannot be satisfied by SSB's reasonable efforts.

     6. ERRORS: SSB shall assume no responsibility for failure to detect any erroneous payment order provided that SSB complies with the payment order instructions as received and SSB complies with the selected Security Procedures. The Security Procedures are established for the purpose of authenticating payment orders only and not for the detection of errors in payment orders.

     7. INTEREST AND LIABILITY LIMITS: SSB shall assume no responsibility for lost interest with respect to the refundable amount of any unauthorized payment order, unless SSB is notified of the unauthorized payment order within thirty (30) days of notification by SSB of the acceptance of such payment order. In no event (including but not limited to failure to execute a payment order) shall SSB be liable for special, indirect or consequential damages, even if advised of the possibility of such damages.

     8. AUTOMATED CLEARING HOUSE ("ACH") CREDIT ENTRIES/PROVISIONAL PAYMENTS:
When the Client initiates or receives ACH credit and debit entries pursuant to these Guidelines and the rules of the National Automated Clearing House Association and the Mid-America Payment Exchange or other similar body, SSB or its agent will act as an Originating Depository Financial Institution and/or Receiving Depository Financial Institution, as the case may be, with respect to such entries. Credits given with respect to an ACH credit entry are provisional until final settlement for such entry is received from the Federal Reserve Bank. If such final settlement is not received, the Client agrees to promptly refund the amount credited Procedures to the Client in connection with such entry, and the party making payment to the Client via such entry shall not be deemed to have paid the amount of the entry.

     9. CONFIRMATIONS: Confirmation of SSB's execution of payment orders shall ordinarily be provided within 24 hours. Notice may be delivered through SSB's account statements, advices, information systems, or by facsimile or callback. The Client must report any objections to the execution of a payment order within 30 days.

     10. MISCELLANEOUS: SSB may use the Federal Reserve System Fedwire to execute payment orders, and any payment order carried in whole or in part through Fedwire will be subject to applicable Federal Reserve Board rules and regulations. SSB and the Client agree to cooperate to attempt to recover any funds erroneously paid to wrong parties, regardless of any fault of SSB or the Client, but the party responsible for the erroneous payment shall bear all costs and expenses incurred in trying to effect such recovery. These Guidelines may not be amended except by a written agreement signed by the parties.



                      SECURITY PROCEDURES SELECTION FORM

Please select at least two of the funds transfer security procedures indicated below.

\ \  SWIFT
     SWIFT (Society for Worldwide Interbank Financial Telecommunication) is a cooperative society owned and operated by member financial institutions that provides telecommunication services for its membership. Participation is limited to securities brokers and dealers, clearing and depository institutions, recognized exchanges for securities, and investment management institutions. SWIFT provides a number of security features through encryption and authentication to protect against unauthorized access, loss or wrong delivery of messages, transmission errors, loss of confidentiality and fraudulent changes to messages.

     Selection of this security procedure would be most appropriate for existing SWIFT members.

\ \  REMOTE BATCH TRANSMISSION
     Wire transfer instructions are delivered via Computer-to-Computer (CPU-CPU) data communications between the Client and/or its agent and SSB and/or its agent. Security procedures include encryption and/or the use of a test key by those individuals authorized as Automated Batch Verifiers or a callback procedure to those individuals.

     Clients selecting this option should have an existing facility for completing CPU-CPU transmissions. This delivery mechanism is typically used for high-volume business such as shareholder redemptions and dividend payments.

\ \ AUTOMATED CLEARING HOUSE (ACH) SSB or its agent receives an automated transmission from a Client for the initiation of payment (credit) or collection (debit) transactions through the ACH network. The transactions contained on each transmission or tape must be authenticated by the Client. The transmission is sent from the Client's or its agent's system to SSB's or its agent's system with encryption.

\ \  REPETITIVE WIRES
     For situations where funds are transferred periodically from an existing authorized account to the same payee (destination bank and account number) and only the date and currency amount are variable, a repetitive wire may be implemented. Repetitive will be subject to a $10 million limit. If the payment order exceeds the $10 million limit, the instructions must be reconfirmed annually. Clients may establish Repetitive Wires by following the agreed upon security procedures as described by Telephone Confirmation (Call Back) or Test Key. This alternative is recommended whenever funds are Type or Print Name frequently transferred between the same two accounts. If this option is selected, choose either Telephone Confirmation or Test Key to be used as a secondary Title procedure when over $10 million.

     This alternative is recommended whenever funds are frequently transferred between the same two accounts. If this option is selected, choose either Telephone Confirmation or Test Key to be used as a secondary procedure when over $10 million.

\ \ STANDING INSTRUCTIONS Funds are transferred by SSB to a counter party on the Client's established list of authorized counter parties. Only the date and the dollar amount are variable. Clients may establish Standby Instructions by following the agreed upon security procedures as described by Telephone Confirmation (Call Back) or Test Key. Additional paperwork will be required from insurance Clients using 1031 drawdowns.

     This option is used for transactions that include but are not limited to Foreign Exchange Contracts, Time Deposits and Tri-Party Repurchase Agreements. If this option is selected, choose either Telephone Confirmation or Test Key to be used as a secondary procedure when over $10 million.

\ \  TELEPHONE CONFIRMATION (CALL BACK)
     This procedure requires Clients to designate individuals as authorized initiators and authorized verifiers. SSB will verify that the instruction contains the signature of an authorized person and prior to execution of the payment order, will contact someone other than the originator at the Client's location to authenticate the instruction.

     Selection of this alternative is appropriate for Clients who do not have the capability to use other security procedures. Please complete the Telephone Confirmation Instructions attached as a Schedule hereto.

\ \  TEST KEY
     Test Key confirmation will be used to verify all non-repetitive funds transfer instructions received via facsimile or phone. SSB will provide test keys if this option is chosen. SSB will verify that the instruction contains the signature of an authorized person and prior to execution of the payment order, will authenticate the test key provided with the corresponding test key at SSB.

     Selection of this alternative is appropriate for Clients who do not hvae the capability to use other security procedures.

The individual signing below must be authorized to sign contract on behalf of the client. The execution of payment orders under the selected Security Procedures is governed by the Funds Transfer Operating Guidelines, which are incorporated by reference.

CLIENT


By:___________________________
   Authorized Signature


______________________________
Type or Print Name


______________________________
Title


______________________________
Date



                SCHEDULE TO FUNDS TRANSFER OPERATING GUIDELINES
                    AND SECURITY PROCEDURES SELECTION FORM


CLIENT/INVESTMENT MANAGER: ____________________________________________________
                                               Company Name

KEY CONTACT INFORMATION
Whom shall we contact to implement your selection(s)?

CLIENT OPERATIONS CONTACT                                   ALTERNATE CONTACT


Name                                                        Name

Address                                                     Address

City/State/Zip Code                                         City/State/Zip Code

Telephone Number                                            Telephone Number

Facsimile Number                                            Facsimile Number

SWIFT Number

TELEPHONE CONFIRMATION INSTRUCTIONS
Authorized Initiators (Please Type or Print) - Please provide a listing of your staff members who are currently authorized to INITIATE wire transfer instructions:

NAME                                 TITLE                  SPECIMEN SIGNATURE

---------------------      --------------------------     ---------------------

---------------------      --------------------------     ---------------------
-
---------------------      --------------------------     ---------------------

---------------------      --------------------------     ---------------------

---------------------      --------------------------     ---------------------

Authorized Verifiers (Please Type or Print) - Please provide a listing of your staff members who will be CALLED BACK to verify the initiation of repetitive wires of $10 million or more and all non-repetitive wire instructions:

NAME                     CALLBACK PHONE NUMBER       DOLLAR LIMITATION (IF ANY)

--------------------   --------------------------     ----------------------

--------------------   --------------------------     ----------------------

--------------------   --------------------------     ----------------------

--------------------   --------------------------     ----------------------

--------------------   --------------------------     ----------------------


SECURITY PROCEDURES SELECTION FORM                                         1998

Please select one or more of the funds transfer security procedures indicated below.

\ \  SWIFT

     SWIFT (Society for Worldwide Interbank Financial Telecommunication) is a cooperative society owned and operated by member financial institutions that provides telecommunication services for its membership. Participation is limited to securities brokers and dealers, clearing and depository institutions, recognized exchanges for securities, and investment management institutions. SWIFT provides a number of security features through encryption and authentication to protect against unauthorized access, loss or wrong delivery of messages, transmission errors, loss of confidentiality and fraudulent changes to messages.

     Selection of this security procedure would be most appropriate for existing SWIFT members.

\ \  REMOTE BATCH TRANSMISSION

     Wire transfer instructions are delivered via Computer-to-Computer (CPU-CPU) data communications between the Client and/or its agent and IFTC and/or its agent. Security procedures include encryption and/or the use of a test key by those individuals authorized as Automated Batch Verifiers or a callback procedure to those individuals.

     Clients selecting this option should have an existing facility for completing CPU-CPU transmissions. This delivery mechanism is typically used for high-volume business such as shareholder redemptions and dividend payments.

\ \  TELEPHONE CONFIRMATION (CALL BACK)

     This procedure requires Clients to designate individuals as authorized initiators and authorized verifiers. IFTC will verify that the instruction contains the signature of an authorized person and prior to execution of the payment order, will contact someone other than the originator at the Client's location to authenticate the instruction.

     Selection of this alternative is appropriate for Clients who do not have the capability to use other security procedures.

\ \  TEST KEY

     Test Key confirmation will be used to verify all non-repetitive funds transfer instructions received via facsimile or phone. IFTC will provide test keys if this option is chosen. IFTC will verify that the instruction contains the signature of an authorized person and prior to execution of the payment order, will authenticate the test key provided with the corresponding test key at IFTC.

     Selection of this alternative is appropriate for Clients who do not have the capability to use other security procedures.

\ \  REPETITIVE WIRES

     For situations where funds are transferred periodically from an existing authorized account to the same payee (destination bank and account number) and only the date and currency amount are variable, a repetitive wire may be implemented. Repetitive wires will be subject to a $10 million limit. If the payment order exceeds the $10 million limit, the instruction will be confirmed by telephone or test key prior to execution. Repetitive wire instructions must be reconfirmed annually. Clients may establish Repetitive Wires by following the agreed upon security procedures as described by Telephone Confirmation (Call Back) or Test Key.

     This alternative is recommended whenever funds are frequently transferred between the same two accounts.

\ \  STANDING INSTRUCTIONS

     Funds are transferred by IFTC to a counter party on the Client's established list of authorized counter parties. Only the date and the dollar amount are variable. Clients may establish Standby Instructions by following the agreed upon security procedures as described by Telephone Confirmation (Call Back) or Test Key.

     This option is used for transactions that include but are not limited to Foreign Exchange Contracts, Time Deposits and TriParty Repurchase Agreements.

SECURITY PROCEDURES SELECTION FORM                                         1998

\ \  AUTOMATED CLEARING HOSE (ACH)

     IFTC or its agent receives an automated transmission from a Client for the initiation of payment (credit) or collection (debit) transactions through the ACH network. The transactions contained on each transmission or tape must be authenticated by the Client. The transmission is sent from the Client's or its agent's system to IFTC's or its agent's system with encryption.

The individual signing below must be authorized to sign contract on behalf of each of the clients named in Schedule A attached. The execution of payment orders under the selected Security Procedures is governed by IFTC's Funds Transfer Operating Guidelines, which are incorporated by reference.

EACH OF THE CLIENTS NAMED ON SCHEDULE A ATTACHED HERETO



By:__________________   ___________________   _______________   _______________
   Type or Print Name   Authorized Signature  Title             Date



CONTACT INFORMATION  Whom shall we contact to Implement your selection(s)?

_____NT OPERATIONS CONTACT                  ALTERNATE CONTACT

------------------------------------        -----------------------------------
Name                                        Name


------------------------------------        -----------------------------------
Address                                     Address


------------------------------------        -----------------------------------
City/State/Zip Code                         City/State/Zip Code


------------------------------------        -----------------------------------
Telephone Number                            Telephone Number

------------------------------------        -----------------------------------
Facsimile Number                            Facsimile Number

-----------------------------------
_________ Number

                                   callback

To:      Bonnie Johnson -- IFTC
From:    Thomas P. Malone -- Sentinel Group Funds
Date:    March 3, 1998


Telephone Confirmation                                                Phone #'s

       Tom Malone -- V.P. and Treasurer                            802.229.7330

       Scott Wheeler -- A.V.P. and Asst Treasurer                  802.229.3587

       Christie Keene -- Senior Portfolio Acct                     802.229.7052

Authorized Signatures

       Thomas P. Malone

       Scott G. Wheeler

       Christie Keene

                                                                   Exhibit (h)

                            FUND SERVICES AGREEMENT

         AGREEMENT, dated as of the 27th day of July, 2000, made by and between SENTINEL VARIABLE PRODUCTS TRUST, a Delaware business trust and a registered open-end investment company (the "Trust"), and SENTINEL ADMINISTRATIVE SERVICE CORPORATION, a Vermont corporation ("SASC").

                                  WITNESSETH:

         WHEREAS, the Trust desires to engage SASC to provide it with various fund accounting and financial administration services, and transfer agent services; and

         WHEREAS, SASC is willing to perform such functions upon terms and conditions set forth below.

         NOW, THEREFORE, in consideration of the premises and the mutual covenants herein contained, the parties hereto, intending to be legally bound, do hereby agree as follows:

         1. Engagement; Effective Date. The Trust hereby engages SASC to provide the services described in sections 2 and 3 below, subject to the supervision and control of the Board of Trustees of the Trust. SASC hereby accepts such engagement and agrees, at its own expense, to render such services and assume the obligations herein set forth, for the compensation described in section 6 below. This Agreement will be effective as of the date the trust begins investment operations.

         2. Fund Accounting and Financial Administration Services.

         (a) SASC shall maintain and keep current all books, records, accounts and other documents required by Rule 31a-1 and Rule 31a-2 under the Investment Company Act of 1940, as amended (the "Act"), or otherwise necessary or advisable for compliance with applicable regulations, with respect to all funds of the Trust, including but not limited to the following:

               (1)  Cash Receipts Journal
               (2)  Cash Disbursements Journal
               (3)  Dividend Record
               (4)  Purchase and Sales - Portfolio Securities Journal
               (5)  Subscription and Redemption Journals
               (6)  Security Ledgers
               (7)  Broker Ledger
               (8)  General Ledger
               (9)  Daily Expense Accruals
               (10) Daily Income Accruals
               (11) Securities and Monies borrowed or loaned and collateral therefor
               (12) Trial Balances

         (b) With respect to all funds of the Trust, SASC will make the proper accounting entries and notify the Trust's Custodian of all cash and portfolio items. The Trust or its investment advisor shall see that confirmations of all transactions are sent to SASC, which will verify the confirmations against information supplied by the Trust or its investment advisor and forward them to the Custodian. SASC shall notify the Trust and its investment advisor of any discrepancy but shall incur no responsibility or liability for such discrepancy, and the Trust or its investment advisor shall cause any necessary corrections to be made.

         (c) SASC shall calculate the net asset values of each fund of the Trust, in accordance with the Trust's then current prospectus, once daily. SASC shall have no responsibility or liability for prices quoted by recognized financial information services or broker-dealers, or for prices developed from information supplied by the Trust or its investment advisor or upon the instructions of the Trust or its investment advisor.

         (d) At the end of each month, the Trust or its investment advisor will require the Custodian to forward to SASC a monthly statement of cash and portfolio transactions, which will be reconciled with the Trust's books and records maintained by SASC. SASC will report any discrepancies to the Custodian, and report any unreconciled items to the Trust and its investment advisor.

         (e) SASC shall supply daily and periodic reports to the Trust and its investment advisor, with respect to all funds, as required by regulation for the Trust to maintain, or as reasonably requested by the Trust or its investment advisor.

         (f) With respect to all funds of the Trust, SASC shall reconcile periodically its records of share purchases, redemptions and total shares outstanding with those of the transfer agent (which may be SASC acting pursuant to section 3 below), and certify at least monthly to the Trust the reconciled share balance outstanding.

         (g) SASC shall supervise relations between the Trust and the Custodian generally.

         (h) SASC shall maintain the qualification of the Trust's shares under the so-called "blue sky" laws of each state, unless the Trust informs it of its decision not to qualify under the laws of a specified state or states.

         (i) SASC shall make its personnel available to attend all meetings of the Board of Trustees of the Trust, to provide financial information to the Board, and to develop and present recommended dividends and capital gains distributions for each series of the Trust to the Board.

         (j) SASC shall participate at its own expense in investment company industry activities on behalf of the Trust.

         (k) SASC shall monitor legal and other developments applicable to investment companies, consulting with outside counsel and independent accountants when necessary.

         (l) SASC shall participate, with the assistance of the Trust's investment advisor, in the preparation of the Trust's registration statement amendments, prospectuses, annual and semi-annual reports to shareholders, and proxy statements, including without limitation preparation of annual and semi-annual financial statements and other financial information relating to the Trust for inclusion in such documents.

         (m) SASC shall monitor and facilitate auditing and other services provided by independent accountants, and review with them any recommendations or changes in accounting records or controls, and monitor and facilitate regulatory examinations.

         3. Transfer Agency Services.

         (a) SASC shall serve as the transfer agent for the Trust. Its duties as transfer agent shall include all the services listed in paragraphs (b) and
(c) below. SASC shall report regularly to the Board of Trustees of the Trust with respect to the services provided under this section.

         (b) SASC shall service the Trust's shareholder accounts in accordance with the Trust's prospectus and statement of additional information, including all the following functions:

               (1) Open, maintain and close shareholder accounts, including accounts for the various subaccounts of the National Life Insurance Company separate accounts investing in the Trust's funds, and where applicable, accounts for National Life Insurance Company's general account.

               (2) Purchase shares for shareholders (including purchases pursuant to automatic investment plans).

               (3) Pay to the Trust's custodian the net asset value per share for shares purchased, out of the funds received from shareholders for such purchases.

               (4) Maintain records showing the name, address, taxpayer identification number, and number of shares held for each shareholder.

               (5) Reinvest or disburse in cash, as directed by the shareholder, dividends and other distributions.

               (6) Establish the proper registration of ownership of shares.

               (7) Make transfers from time to time upon the books of the Trust in accordance with properly executed transfer instructions furnished to SASC.

               (8) Maintain and furnish to the Trust such shareholder information as the Trust may reasonably request for the purpose of compliance with the applicable tax and securities laws of various jurisdictions.

               (9) Maintain continuous proof of the outstanding shares of the Trust.

         (c) In accordance with the provisions of the Trust's Prospectus and Statement of Additional Information, SASC will provide the redemption service for the Trust, which will include the following functions:

               (1) Where applicable, establish accounts payable based on information furnished to SASC on behalf of the Trust: for example, copies of trade confirmations and other documents deemed necessary or desirable by SASC on the first business day following the trade date.

               (2) Receive for redemption and process either (a) written authorizations, or (b) telephone authorizations, in each case from authorized personnel of National Life Insurance Company.

               (3) Verify that (a) there are sufficient shares in an account to cover redemption requests, and (b) payment of the purchase price of shares being redeemed has been received.

               (4) Transfer the redeemed shares to the Trust's treasury stock account, or if applicable, cancel such shares for retirement.

               (5) Pay the applicable redemption price to the shareholder account in accordance with the Trust's Prospectus on or before the seventh calendar day succeeding any receipt of valid requests for redemption.

               (6) Notify the Trust and the Distributor for the Trust of the total number of shares presented and covered by such requests within one business day following receipt.

               (7) Produce periodic reports of unsettled items, if any .

               (8) Adjust unsettled items, if any, for dividends and distributions.

               (9) Report to the Trust any information requested by the Trust which must be included in the Trust's N-SAR.

         4. Nonexclusivity. SASC's services to the Trust hereunder are not to be deemed exclusive and SASC shall be free to render similar services to others, so long as its services hereunder are not impaired thereby.

         5. National Life Services. National Life Insurance Company and its subsidiaries may furnish to SASC, in order to better enable it to fulfill its obligations hereunder, office space, personnel and other servcies as are requested by SASC, in all cases for a reasonable charge. SASC will present the details of any such arrangements to the Board of Trustees of the Trust.

         6.  Compensation.

         (a) As compensation for the services to be rendered under section 2 hereunder, the Trust will pay to SASC, in twelve monthly installments due on the first day of each month for the preceding month, a fee at an annual rate of 0.10% of the average daily net assets of the Trust for the applicable month. In addition to the fee provided for in this paragraph, the Trust shall be responsible for all charges of outside pricing services used by SASC in connection with the performance of its duties hereunder.

         (b) SASC's annual fee for the services provided under section 3 above shall be $20,000. Such fee shall be paid in twelve monthly installments due on the first day of each month for the preceding month. For the calendar year beginning January 1, 2003, and subsequent years, the base fee of $20,000 shall be subject to increase by an amount not in excess of the percentage increase in the Consumer Price Index, All Urban Consumers, Boston region, as published by the United States Department of Labor for the most recent twelve months for which data are available at the time of the last Board of Trustees meeting in a calendar year, or if such figure is not available, a similar measure of general inflation as may be agreed upon by SASC and the Board of Trustees of the Trust. The amounts of any increases pursuant to the immediately preceding sentence shall be subject to specific approval of the disinterested members of the Board of Trustees of the Trust. In addition, for all periods the Trust shall reimburse SASC for all out-of-pocket expenses incurred by SASC.

         7. Indemnities. SASC, in performing its obligations under this Agreement, shall incur no liability for any actions taken or omitted in good faith and without negligence and the Trust shall indemnify and hold harmless SASC and its officers, directors and employees from any and all loss, liability and expense, including any legal expenses, arising out of SASC's performance under this Agreement other than that resulting from SASC's negligence. SASC shall indemnify and hold harmless the Trust and its directors, officers and employees from any and all loss liability and expense, including any legal expenses, arising out of SASC's negligence or willful misconduct in the performance of its duties under this Agreement.

         8. Ownership of Records. SASC acknowledges that all records maintained for the Trust hereunder are the sole and exclusive property of the Trust, and upon termination of this Agreement for any reason SASC will promptly segregate such records and deliver them to the Trust.

         9. Affiliations of SASC. It is understood that the directors and officers of the Trust may be directors or officers of SASC or an entity under common control, including National Life Insurance Company, or any affiliate thereof, or otherwise be interested in SASC, and that the existence of such dual interest shall not affect the validity of this Agreement or any transactions hereunder.

         10. Renewal or Termination. This agreement shall be in effect until December 31, 2001, and shall continue thereafter from year to year, subject to prior termination as provided herein, but only so long as its continuance shall be approved specifically at least annually by the Board of Trustees of the Trust, including specific approval (i) by a majority of the Trustees who are not interested persons of a party to this Agreement (other than as Trustees of the Trust) by votes cast in person at a meeting specifically called for such purpose (a "Trustee Vote") or (ii) as to each class of the issued and outstanding voting securities of the Trust by a majority of such class and a Trustee Vote. This Agreement may at any time be terminated as to all funds of the Trust or as to any one or more funds of the Trust on sixty days' written notice to SASC either by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of affected funds of the Trust. This Agreement shall terminate automatically in the event of its assignment. SASC may terminate this Agreement on sixty days' written notice to the Trust. Any termination hereunder shall be without the payment of any penalty.

         11. Miscellaneous. This Agreement shall be subject to all applicable provisions of law, including in particular, but without limitation, the Act. To the extent that any provisions herein conflict with any applicable provision of law, the latter shall control. This Agreement shall be construed in accordance with, and governed by, the laws of the state of Vermont. This Agreement may be executed in two or more counterparts, each of which shall be deemed an original but all of which shall constitute one and the same instrument. This Agreement may be amended only by an instrument in writing duly executed and delivered by each party hereto, and such instrument must be approved by (i) an affirmative vote of a majority of each class of the outstanding voting securities of the Trust and (ii) by a Trustee Vote.

         IN WITNESS WHEREOF, the Trust and SASC have executed this Agreement as of the day and year first above written.

                                    SENTINEL VARIABLE PRODUCTS TRUST



                                    By  ____________________________
                                          Thomas H. MacLeay
                                          Chairman

                                    SENTINEL ADMINISTRATIVE SERVICE
                                    CORPORATION

                                    By_____________________________
                                          Joseph M. Rob
                                          Chairman

                                                                   Exhibit (i)


                               BROWN & WOOD LLP
                            One World Trade Center
                           New York, NY 10048-0557
                           Telephone: 212-839-5300
                           Facsimile: 212-839-5599




                                                           October 18, 2000


Sentinel Variable Products Trust
National Life Drive
Montpelier, VT  05604


Ladies and Gentlemen:

     We have acted as counsel for Sentinel Variable Products Trust, a Delaware business trust (the "Trust"), in connection with the organization of the Trust and its registration as an open-end investment company under the Investment Company Act of 1940, as amended. This opinion is being furnished in connection with the registration of an indefinite number of shares of beneficial interest, consisting of five series designated Sentinel Variable Products Common Stock Fund, Sentinel Variable Products Mid Cap Growth Fund, Sentinel Variable Products Small Company Fund, Sentinel Variable Products Growth Index Fund, and Sentinel Variable Products Money Market Fund, par value $0.001 per share, of the Trust (the "Shares"), under the Securities Act of 1933, as amended, which registration is being effected pursuant to a registration statement on Form N-1A (File No. 333-35832), as amended (the "Registration Statement").

     As counsel for the Trust, we are familiar with the proceedings taken by it in connection with the authorization, issuance and sale of the Shares. In addition, we have examined and are familiar with the Declaration of Trust of the Trust and such other documents as we have deemed relevant to the matters referred to in this opinion.

     Based upon the foregoing, we are of the opinion that the Shares, upon issuance and sale in the manner referred to in the Registration Statement for consideration not less than the par value thereof, will be legally issued, fully paid and non-assessable shares of beneficial interest of the Trust.

     In rendering the foregoing opinion, we have relied, without independent investigation or verification, as to all matters involving the laws of the State of Delaware, upon the opinion of Sutherland Asbill & Brennan LLP.

     We hereby consent to the filing of this opinion as an exhibit to the Registration Statement and to the use of our name in the prospectus and statement of additional information constituting parts thereof.

                                                 Very truly yours,

                                                 /s/ Brown & Wood LLP

                                                                   Exhibit (j)


                      CONSENT OF INDEPENDENT ACCOUNTANTS

We hereby consent to the use in this Registration Statement on Form N-1A of our report dated October 18, 2000 relating to the statements of assets and liabilities of Sentinel Variable Products Common Stock Fund, Sentinel Variable Products Mid Cap Growth Fund, Sentinel Variable Products Small Company Fund, Sentinel Variable Products Growth Index Fund and Sentinel Variable Products Money Market Fund, which appear in such Registration Statement. We also consent to the references to us under the heading "General Information" in the Statement of Additional Information constituting part of this registration statement on Form N-1A.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
New York, New York
October 18, 2000

                                                                   Exhibit (m)


                 CERTIFICATE OF HOLDER OF BENEFICIAL INTERESTS

         National Life Investment Management Company, Inc., the holder of beneficial interests in the amount of $100,000, of Sentinel Variable Products Trust (the "Trust"), does hereby confirm to the Trust its representations that it purchased such shares for investment purposes, with no present intention of redeeming or reselling any portion thereof.

                                        Sentinel Variable Products Trust

                                        By: D. Russell Morgan
                                           --------------------------------
                                             Name:  D. Russell Morgan
                                             Title: Secretary


Dated:  October 18, 2000

                                                                Exhibit (p)(1)



                          SENTINEL GROUP FUNDS, INC.
                     SENTINEL PENNSYLVANIA TAX-FREE TRUST
                       SENTINEL VARIABLE PRODUCTS TRUST

                                CODE OF ETHICS
                                --------------

                      As Amended Through October 13, 2000

Policy Statement
----------------

No director, trustee, officer or employee of Sentinel Group Funds, Inc., Sentinel Pennsylvania Tax-Free Trust, or Sentinel Variable Products Trust (each, the "Company") shall have any position with, or a substantial interest in, any other business enterprise operated for a profit, the existence of which would conflict, or might conflict, with the proper performance of his/her duties or responsibilities to the Company or which might tend to affect his/her independence of judgment with respect to transactions between the Company or its investment adviser (Sentinel Advisors, Inc.) and such other business enterprise, without prior full and complete disclosure thereof. Each director, trustee, officer or employee who has such a conflicting, or possibly conflicting, interest with respect to any transaction which he/she knows is under consideration by the Company, or its investment adviser, or any affiliate thereof, is required to make timely disclosure thereof so that it may be part of the Company's consideration of the transaction.

Rules of Conduct
----------------

          In order to implement the foregoing Policy Statement but without limiting its intent, the following Rules are adopted:

          1. No director, trustee, officer or employee should accept gifts, gratuities or favors of any kind from any person, firm or corporation doing business, or having the potential to do business, with the Company or its investment advisor under any circumstances from which it could be reasonably inferred that the purpose of the gift, gratuity or favor could be to influence the director, trustee, officer or employee in the conduct of the Company or affiliated transactions with the donor; provided, however, that this section shall not be interpreted to prohibit (I) allowing business contacts to pay for meals which an officer or employee attends, or (ii) gifts of items with a value not exceeding $100.

          2. Bribes, kickbacks, and other illegal payments to or from any individual with whom the Company does business or hopes to do business, in any form, for any purpose, are absolutely prohibited.

          3. The accuracy and completeness of account entries and classifications are to be strictly maintained at all times. Entries must be made in such a manner that their nature is clearly discernible to management and to the Company's independent auditors.

          4. No officer or employee of the Company shall be a director, trustee, officer, associate, partner, agent or employee of any other business enterprise, or shall have any financial interest in any other financial institution, or in any firm with whom the Company or any affiliate does business, without first having secured written permission from the President or the Chairman of the Board.

          5. Any officer or employee of the Company concerned with investment activities, who has any investment, either directly indirectly, in any corporation or business enterprise which has a direct placement with the Company, or is under consideration for a direct placement by the Company, or which is under consideration for acquisition by the Company or any affiliate, must make full disclosure of the circumstances of any investment held in such corporation or enterprise to the President or the Chairman of the Board.

          6. Directors, trustees, officers and employees of the Company shall treat information which they receive about the financial condition and business activities of enterprises being considered for investment as confidential.

          7. No director, trustee, officer or employee of the Company shall knowingly or intentionally trade, directly or indirectly, against the Company, or against any similar fund or funds managed by the Company's investment adviser in any of their respective securities or in any securities which they each may respectively purchase, hold or sell, or, knowingly or intentionally, enter into, advise or permit any security transaction inconsistent with the best interests of the Company or of any other fund or funds managed by the Company's investment adviser.

          8. (a) Each officer or employee of the Company or its investment adviser, and each director and trustee of the Company, unless exempted by paragraph (b) below, shall file within ten days after the close of each calendar quarter, with counsel to the Company's investment advisor, a complete and accurate report of all transactions in Covered Securities of which he/she has knowledge, made by or for his/her account or any immediate member of his/her family or any trust, partnership, corporation, syndicate or account as to which he/she directly or indirectly, has control or has participation in investment policies; provided however, any such report may contain a statement that it shall not be construed as an admission that the person making such report has any direct or indirect beneficial ownership in the Covered Securities to which the report relates. Every such report shall be dated the date of its submission and shall contain the following information:

               (A) With respect to any transaction during the quarter in a Covered Security in which the reporting person had any direct or indirect ownership:

               (1) The date of the transaction and the title and amount of the security involved;

               (2) The nature of the transaction (i.e., purchase, sale or other acquisition or disposition);

               (3)  The price at which the transaction was effected; and

               (4) The name of the broker, dealer or bank with or through whom the transaction was effected.

               (B) With respect to any account established by a reporting person during the quarter for the direct or indirect benefit of such person:

               (1) The name of the broker, dealer or bank with whom such person established the account; and

               (2)  The date the account was established.

               In order to help ensure that all such reports are timely filed, the designated individual will distribute the report forms at least five business days prior to the end of a quarter, with a reminder that the forms are required by law to be submitted to him/her within 10 days after the end of the quarter. In addition, the designated individual shall, on a date not later than seven days after the end of a quarter, determine whether any reports have not yet been submitted, and shall follow up orally with any such person to ensure that his or her report is timely filed. All such reports shall be reviewed by the Chairman who shall indicate in writing on each form that it has been reviewed by him.

                    (b) Directors and trustees of the Company who are not
               "interested persons" of the Company under the Investment Company Act shall be exempt from the requirement to file the quarterly transaction report described in (a) above, unless such person knew or, in the ordinary course of fulfilling his or her offical duties as a director or trustee of the Company, should have known that during the 15-day period immediately before or after such person's transaction in a Covered Security, the Company purchased or sold the Covered Security, or the Company or its investment advisor considered purchasing or selling the Covered Security (except that directors or trustees shall not be considered to have known or should have known of purchases or sales executed or considered for an index fund of the Company). Directors and trustees of the Company who are not "interested persons" of the Company under the Investment Company Act shall also be exempt from the requirement to file the initial and annual holdings reports required by paragraph (c) below.

                    (c) Each officer or employee of the Company or its
               investment adviser, and each director and trustee of the Company, unless exempted by paragraph (b) above, shall file, within ten days of first becoming an officer, employee, director or trustee, and once per year, the following information (which information, in the case of the annual holdings report, must be current as of a date no more than 30 days before the report is submitted, and in the case of the initial holdings report, must be current as of the date on which the person became an officer, director, trustee or employee of the Company), in a report dated the date of its submission:

                    (A) The title, number of shares and principal amount of
               each Covered Security in which the reporting person had any direct or indirect beneficial ownership;

                    (B) The name of any broker, dealer or bank with whom the
               person maintains an account in which any securities are (or in the case of the initial holdings report, were at the time such person became an officer, director, trustee or employee) held for the direct or indirect benefit of the person.

                    (d) A person need not make a report under paragraph (a) or
               (c) above with respect to transactions effected for, and Covered Securities held in, any account over which the person has no direct or indirect influence or control.

          9. Officers and employees of the Company shall not under any circumstances acquire securities in an initial public offering.

          10. Officers and employees of the Company shall not invest in private placements except after having obtained the prior approval of the CEO of Sentinel Advisors Company, which approval will be granted only in exceptional circumstances in which it is clear that the investment opportunity is not appropriate for the Company's Funds or will not interfere with a Fund's participation in the investment, and is not being offered to the individual as a result of his or her position with the Company.

          11. Officers and employees of the Company shall not trade in any security on any day that the Company has a pending buy or sell order in the same security, or for seven days thereafter, unless the applicable Fund's portfolio manager has affirmatively advised the keeper of the restricted list that the Fund has completed its trading and that the security should be removed from the restricted list, except that Company orders to buy or sell on behalf of an index fund, or actual trades on behalf of an index fund, shall not be considered for purposes of this paragraph. Furthermore, the period during which trading in a security is prohibited hereunder will extend to a period seven days before a trade in such security by a Fund, if at the time of the personal trade the subsequent trade by a Fund has been identified as reasonably expected by that Fund's portfolio manager.

          12. Officers and employees of the Company shall not be permitted to take a profit from a purchase and sale, or sale and purchase, of the same securities within 60 calendar days. Any profits realized in violation of this restriction shall be disgorged to the Company.

          13. Transactions by officers and employees of the Company in securities which have total market capitalizations of at least $25 billion, in options on such securities, or in options or futures on equity indexes, and which are, in the case individual stocks and options, in amounts of either 1000 shares or less or $50,000 or less, shall be exempt from the requirements of paragraphs 11 and 12 above. However, such transactions must still be pre-cleared as provided in paragraph 15, so as to ensure that the Company is not in possession of material non-public information about the issuer of the security, before the transaction may be effected.

          14. Officers and employees of the Company shall not serve on boards of directors of publicly held companies, in the absence of prior approval from the Chairman based on a finding that the board service is in the best interests of the Company.

          15. The Company's investment advisor should have in place at all times procedures under which (a) all securities transactions by its personnel are pre-cleared, (b) the advisor's personnel are required to direct their broker to send duplicate copies of confirmations of securities trades to a designated compliance official of the advisor; (c) trades executed after pre-clearance is given are monitored, and (d) its personnel annually certify compliance with the advisor's procedures listed above and its Code of Ethics.

Definitions
-----------

         As used herein, the following definitions shall apply:

          1. "Substantial interest" shall mean (a) beneficial ownership of 1% or more of the voting stock of any public corporation; (b) an interest valued at more than $5,000 or an ownership of more than 10% in a closely held corporation; or (c) any interest for gain or profit in any other business or profession which to his knowledge the Company invests in, purchases from or sells to, other than in marketable securities.

          2. "Purchase of sale of a security" includes the writing of an option to purchase or sell a security.

          3. "Security held or to be acquired" by the Company means any securitywhich is being, or within the past thirty days has been
               (a) held by the Company; or (b) considered by the Company or its investment adviser for purchase by the Company.

          4. "Covered Security" means any note, stock, treasury stock, bond, debenture, evidence of indebtedness, certificate of interest or participation in any profit-sharing agreement, collateral-trust certificate, preorganization certificate or subscription, transferable share, investment contract, voting-trust certificate, certificate of deposit for a security, fractional undivided interest in oil, gas, or other mineral rights, any put, call, straddle, option, or privilege on any security (including a certificate of deposit) or on any group or index of securities (including any interest therein or based on the value thereof), or any put, call, straddle, option, or privilege entered into on a national securities exchange relating to foreign currency, or, in general, any interest or instrument commonly known as a "security," or any certificate of interest or participation in, temporary or interim certificate for, receipt for, guarantee of, or warrant or right to subscribe to or purchase, any of the foregoing, except that it does not include:

                    (i) direct obligations of the Government of the United
               States;

                    (ii) bankers' acceptances, bank certificates of deposit,
               commercial paper and high quality short-term debt instruments, including repurchase agreements; and

                    (iii) shares issued by open-end mutual funds.


         If you should at any time have any questions as to the application of the above, please consult with independent counsel to the Company or Counsel to Sentinel Advisors Company.

                                                                Exhibit (p)(2)


               NATIONAL LIFE INVESTMENT MANAGEMENT COMPANY, INC.
                           SENTINEL ADVISORS COMPANY
                          NL CAPITAL MANAGEMENT, INC.

                                CODE OF ETHICS
                                --------------

                      As Amended Through August 15, 2000
                      ----------------------------------


                               Policy Statement
                               ----------------

     No director, officer or employee of National Life Investment Management Company, Inc., Sentinel Advisors Company, or NL Capital Management, Inc. (collectively, the "Company") shall have any position with, or a "substantial interest" in, any other business enterprise operated for a profit, the existence of which would conflict, or might conflict, with the proper performance of his/her duties, or responsibilities to the Company or which might tend to affect his/her independence of judgment with respect to transactions between the Company or its investment clients, and such other business enterprise, without prior full and complete disclosure thereof. Each officer or employee who has such a conflicting, or possibly conflicting, interest with respect to any transaction which he/she knows is under consideration by the Company, any affiliate thereof, or its investment clients, is required to make timely disclosure thereof so that it may be part of the Company's consideration of the transaction.

Rules of Conduct
----------------

     In order to implement the foregoing Policy Statement but without limiting its intent, the following Rules are adopted:

     1. No officer or employee should accept gifts, gratuities or favors of any kind from any person, firm or corporation doing business, or having the potential to do business with the Company or its investment clients, under any circumstances from which it could be reasonably inferred that the purpose of the gift, gratuity or favor could be to influence the officer or employee in the conduct of Company or affiliated transactions with the donor; provided, however, that this section shall not be interpreted to prohibit (i) allowing business contacts to pay for meals which a officer or employee attends, or (ii) gifts of items with a value not exceeding $100.

     2. Bribes, kickbacks, and other illegal payments to or from any individual with whom the Company does business or hopes to do business, in any form, for any purpose, are absolutely prohibited.

     3. The accuracy and completeness of account entries and classifications are to be strictly maintained at all times. Entries must be made in such a manner that their nature is clearly discernible to management and to the Company's independent auditors.

     4. No officer or employee of the Company shall be a director, officer, associate, partner, agent or employee of any other business enterprise, or shall have any financial interest in any other financial institution, or in any firm with whom the Company or any affiliate does business, without first having secured written permission from the Chief Executive Officer.

     5. Any officer or employee of the Company concerned with investment activities, who has any investment, either directly or indirectly, in any corporation or business enterprise which has a direct placement with the Company or any affiliate, or is under consideration for a direct placement by the Company or any affiliate, or which is under consideration for acquisition by the Company, any affiliate, or any investment client, must make full disclosure of the circumstances of any investment held in such corporation or enterprise to the Chief Executive Officer.

     6. Officers and employees of the Company shall treat information which they receive about the financial condition and business activities of enterprises being considered for investment as confidential.

     7. No officer or employee of the Company shall knowingly or intentionally trade, directly or indirectly, against the Company's investment clients in any of their respective securities or in any securities which they each may respectively purchase, hold or sell, or, knowingly or intentionally, enter into, advise or permit any security transaction inconsistent with the best interests of the Company's investment clients.

     8. (a) Each director, officer or employee of the Company shall file within ten days after the close of each calendar quarter, with counsel to the Company, a complete and accurate report of all transactions in Covered Securities of which he/she has knowledge, made by or for his/her account or any immediate member of his/her family or any trust, partnership, corporation, syndicate or account as to which he/she, directly or indirectly has control or has participation in investment policies; provided however, any such report may contain a statement that it shall not be construed as an admission that the person making such report has any direct or indirect beneficial ownership in the securities to which the report relates. Every such report shall be dated the date of its submission and shall contain the following information:

          (A) With respect to any transaction during the quarter in a Covered Security in which the reporting person had any direct or indirect ownership:
          (1) The date of the transaction and the title and amount of the security involved;

          (2) The nature. of the transaction (i.e., purchase, sale or other acquisition or disposition);

          (3)   The price at which the transaction was effected; and

          (4) The name of the broker, dealer or bank with or through whom the transaction was effected.

          (B) With respect to any account established by a reporting person during the quarter for the direct or indirect benefit of such person:

          (1) The name of the broker, dealer or bank with whom such person established the account; and

          (2) The date the account was established.

          In order to help ensure that all such reports are timely filed, the designated individual will distribute the report forms at least five business days prior to the end of a quarter, with a reminder that the forms are required by law to be submitted to him/her within 10 days after the end of the quarter. In addition, the designated individual shall, on a date not later than seven days after the end of a quarter, determine whether any reports have not yet been submitted, and shall follow up orally with any such person to ensure that his or her report is timely filed. All such reports shall be reviewed by counsel who shall indicate in writing on each form that it has been reviewed by him or her.

               (b) Each director, officer or employee of the Company shall file, within ten days of first becoming an officer, employee, director or trustee, and once per year, the following information (which information, in the case of the annual holdings report, must be current as of a date no more than 30 days before the report is submitted, and in the case of the initial holdings report, must be current as of the date on which the person became an officer, director, trustee or employee of the Company), in a report dated the date of its submission:

               (A) The title, number of shares and principal amount of each Covered Security in which the reporting person had any direct or indirect beneficial ownership;

               (B) The name of any broker, dealer or bank with whom the person maintains an account in which any securities are (or in the case of the initial holdings report, were at the time such person became an officer, director, trustee or employee) held for the direct or indirect benefit of the person.

               (c) A person need not make a report under paragraph (a) or (b) above with respect to transactions effected for, and Covered Securities held in, any account over which the person has no direct or indirect influence or control.


          Each officer or employee of the Company who is required to make such reports in connection with his or her affiliation with Sentinel Group Funds, Inc., shall be excused from making these reports.



     9. Officers and employees of the Company shall not under any circumstances acquire securities in an initial public offering.

     10. Officers and employees of the Company shall not invest in private placements except after having obtained the prior approval of the CEO, which approval will be granted only in exceptional circumstances in which it is clear that the investment opportunity is not appropriate for the Company's Fund clients or will not interfere with a Fund's participation in the investment, and is not being offered to the individual as a result of his or her position with the Company.

     11. Officers and employees of the Company shall not trade in any security on any day that the Company's Fund clients have a pending buy or sell order in the same security, or for seven days thereafter, unless the applicable Fund's portfolio manager has affirmatively advised the keeper of the restricted list that the Fund has completed its trading and that the security should be removed from the restricted list, except that orders to buy or sell on behalf of an index fund client, or actual trades on behalf of an index fund client, shall not be considered for purposes of this paragraph. Furthermore, the period during which trading in a security is prohibited hereunder will extend to a period seven days before a trade in such security by a Fund, if at the time of the personal trade the subsequent trade by a Fund has been identified as reasonably expected by that Fund's portfolio manager.

     12. Officers and employees of the Company shall not be permitted to take a profit from a purchase and sale, or sale and purchase, of the same securities within 60 calendar days. Any profits realized in violation of this restriction shall be disgorged to the Company.

     13. Transactions by officers and employees of the Company in securities which have total market capitalizations of at least $25 billion, in options on such securities, or in options or futures on equity indexes, and which are, in the case of individual stocks and options, in amounts of either 1000 shares or less or $50,000 or less, shall be exempt from the requirements of paragraphs 11 and 12 above. However, such transactions must be pre-cleared as provided in paragraph 15, so as to ensure that the Company is not in possession of material non-public information about the issuer of the security, before the transaction may be effected.

     14. Officers and employees of the Company shall not serve on boards of directors of publicly held companies, in the absence of prior approval from the Chairman and CEO based on a finding that the board service is in the best interests of the Company.

     15.  The Company shall have in place at all times procedures under which
          (a) all securities transactions by its personnel are pre-cleared,
          (b) its personnel are required to direct their broker to send duplicate copies of confirmations of securities trades to a designated compliance official of the advisor, (c) trades executed after pre-clearance is given are monitored, (d) personal holdings of personnel, not including mutual funds and government securities, are reported annually by all its personnel (such reports may be kept sealed and opened only where there is good reason to investigate an individual's trading activity), and (e) its personnel annually certify compliance with the Company's procedures listed above and its Code of Ethics.

Definitions
-----------

     As used herein, the following definitions shall apply:

     1. "Substantial interest" shall mean (a) beneficial ownership of 1% or more of the voting stock of any public corporation; (b) an interest valued at more than $5,000 or an ownership of more than 10% in a closely held corporation; or (c) any interest for gain or profit in any other business or profession with which to his knowledge the Company's investment clients invest in, purchase from or sell to, other than in marketable securities.

     2. "Purchase or sale of a security" includes the writing of an option to purchase or sell a security.

     3. "Security held or to be acquired" by the Company means any security as defined above which is being, or within the past thirty days has been;
     (a) held by the Company; or (b) considered by the Company or its investment clients for purchase by the Company or by its investment clients.

     4. "Covered Security" means any note, stock, treasury stock, bond, debenture, evidence of indebtedness, certificate of interest or participation in any profit-sharing agreement, collateral-trust certificate, preorganization certificate or subscription, transferable share, investment contract, voting-trust certificate, certificate of deposit for a security, fractional undivided interest in oil, gas, or other mineral rights, any put, call, straddle, option, or privilege on any security (including a certificate of deposit) or on any group or index of securities (including any interest therein or based on the value thereof), or any put, call, straddle, option, or privilege entered into on a national securities exchange relating to foreign currency, or, in general, any interest or instrument commonly known as a "security," or any certificate of interest or participation in, temporary or interim certificate for, receipt for, guarantee of, or warrant or right to subscribe to or purchase, any of the foregoing, except that it does not include:

               (i) direct obligations of the Government of the United States;

               (ii) bankers' acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments, including repurchase agreements; and

                           (iii) shares issued by open-end mutual funds.

     If you should at any time have any question as to the application of the above, please consult with Counsel to the Company.



R:CODEETH

                                                                Exhibit (p)(3)


                      SENTINEL FINANCIAL SERVICES COMPANY

                             EQUITY SERVICES, INC.

                                CODE OF ETHICS

                               As amended Through October 13, 2000

Policy Statement
----------------

     No director, officer or employee of Sentinel Financial Services Company or Equity Services, Inc. (each, the "Company") shall have any position with, or a "substantial interest" in, any other business enterprise operated for a profit, the existence of which would conflict, or might conflict, with the proper performance of his/her duties or responsibilities to the Company or which might tend to affect his/her independence of judgment with respect to transactions between the Company or the issuers of securities distributed by the Company, and such other business enterprise, without prior full and complete disclosure thereof. Each director, officer or employee who has such a conflicting, or possible conflicting, interest with respect to any transactions which he/she knows is under consideration by the Company, or the issuers of securities distributed by the Company, or any affiliate thereof, is required to make timely disclosure thereof so that it may be part of the Company's consideration of the transaction.

Rules of Conduct
----------------

     In order to implement the foregoing Policy Statement but without limiting its intent, the following Rules are adopted:

1. No director, officer or employee should accept gifts, gratuities or favors of any kind from any person, firm or corporation doing business, or having the potential to do business, with the Company or the issuers of securities distributed by the Company, under any circumstances from which it could be reasonably inferred that the purpose of the gift, gratuity or favor could be to influence the officer or employee in the conduct of Company or affiliated transactions with the donor; provided, however, that this section shall not be interpreted to prohibit (i) allowing business contacts to pay for meals which a officer or employee attends, or (ii) gifts of items with a value not exceeding $50.

2. Bribes, kickbacks, and other illegal payments to or from any individual with whom the Company does business or hopes to do business, in any form, for any purpose, are absolutely prohibited.

3. The accuracy and completeness of account entries and classifications are to be strictly maintained at all times. Entries must be made in such a manner that their nature is clearly discernible to management and to the Company's independent auditors.

4. No director, officer or employee of the Company shall be a director, officer, associate, partner, agent or employee of any other business enterprise, or shall have any financial interest in any other financial institution, or in any firm with whom the Company or any affiliate does business, without first having secured written permission from the Chief Executive Officer.

5. No director, officer or employee of the Company who receives information on investment matters shall, either directly or indirectly (a) purchase or sell securities where any such purchase or sale is based on information obtained by reason of his/her official position in the Company, unless he/she shall have first secured written permission to make such purchase or sale from the Chief Executive Officer, or (b) invest in any real property in which he/she knows that the Company or any affiliate has, or is considering any investment or a tenancy, or in any real property the value of which may be affected by any action of the Company of which he/she has special knowledge. Notwithstanding the foregoing provisions of 5(a) above, purchases or sales of 1,000 or less share orders of companies whose securities are listed on a registered exchange or quoted daily on NASDAQ shall not be deemed prohibited hereunder.

6. Directors, officers and employees of the Company shall treat information which they receive about the financial condition and business activities of enterprises being considered for investment as confidential.

7. No director, officer or employee of the Company shall knowingly or intentionally trade, directly or indirectly, against the Company or against any of the issuers of securities distributed by the Company, in any securities which they each may respectively purchase, hold or sell, or, knowingly or intentionally, enter into, advise or permit any security transaction inconsistent with the best interests of the Company or of any issuers of securities distributed by the Company.

8. (a) Each officer or employee (or director, in the case of Equity Services, Inc., if he or she is an Access Person as defined in Rule 17j-1 under the Investment Company Act of 1940) of the Company shall file within ten days after the close of each calendar quarter, with counsel to the Company, a complete and accurate report of all transactions in Covered Securities of which he/she has knowledge, made by or for his/her account or any immediate member of his/her family or any trust, partnership, corporation, syndicate or account as to which he/she, directly or indirectly, has control or has participation in investment policies; provided however, any such report may contain a statement that it shall not be construed as an admission that the person making such report has any direct or indirect beneficial ownership in the Covered Securities to which the report relates. Every such report shall be dated on the date on which it is submitted and shall contain the following information:

(A) With respect to any transaction during the quarter in a Covered Security in which the reporting person had any direct or indirect ownership:

(1) The date of the transaction and the title and amount of the security involved;

(2) The nature of the transaction (i.e., purchase, sale or other acquisition or disposition;

(3) The price at which the transaction was effected; and

(4) The name of the broker, dealer or bank with or through whom the transaction was effected.

    (B) With respect to any account established by a reporting person during the quarter for the direct or indirect benefit of such person:

    (1) The name of the broker, dealer or bank with whom such person established the account; and

    (2) The date the account was established.

          (b) Each officer or employee (or director, in the case of Equity Services, Inc., if he or she is an Access Person as defined in Rule 17j-1 under the Investment Company Act of 1940) of the Company shall file, within ten days of first becoming an officer or employee, and once per year, the following information (which information, in the case of the annual holdings report, must be current as of a date no more than 30 days before the report is submitted, and in the case of the initial holdings report, must be current as of the date on which the person became an officer, director, trustee or employee of the Company), in a report dated the date of its submission:

     (A) The title, number of shares and principal amount of each Covered Security in which the reporting person had any direct or indirect beneficial ownership;

     (B) The name of any broker, dealer or bank with whom the person maintains an account in which any securities are (or in the case of the initial holdings report, were at the time such person became an officer, director, trustee or employee) held for the direct or indirect benefit of the person.

     (c) A person need not make a report under paragraph (a) or (b) above with respect to transactions effected for, and Covered Securities held in, any account over which the person has no direct or indirect influence or control.

     Each officer or employee (or director, in the case of Equity Services, Inc.) of the Company who is required to make such reports in connection with his or her affiliation with Sentinel Group Funds, Inc., shall be excused from making these reports.

Definitions
-----------

As used herein, the following definitions shall apply:

1. "Substantial interest" shall mean (a) beneficial ownership of 1% or more of the voting stock of any public corporation; (b) an interest valued at more than $5,000 or an ownership of more than 10% in a closely held corporation; or
(c) any interest for gain or profit in any other business or profession with which to his knowledge the Company or the issuers of securities distributed by the Company, invest in, purchase from or sell to, other than in marketable securities.

2. "Purchase or sale of a security" includes the writing of an option to purchase or sell a security.

3. "Security held or to be acquired" by the Company means any security which is being, or within the past thirty days has been; (a) held by the Company or by the issuers of securities distributed by the Company; or (b) considered by the Company or by the issuers of securities distributed by the Company, for purchase.

     4. "Covered Security" means any note, stock, treasury stock, bond, debenture, evidence of indebtedness, certificate of interest or participation in any profit-sharing agreement, collateral-trust certificate, preorganization certificate or subscription, transferable share, investment contract, voting-trust certificate, certificate of deposit for a security, fractional undivided interest in oil, gas, or other mineral rights, any put, call, straddle, option, or privilege on any security (including a certificate of deposit) or on any group or index of securities (including any interest therein or based on the value thereof), or any put, call, straddle, option, or privilege entered into on a national securities exchange relating to foreign currency, or, in general, any interest or instrument commonly known as a "security," or any certificate of interest or participation in, temporary or interim certificate for, receipt for, guarantee of, or warrant or right to subscribe to or purchase, any of the foregoing, except that it does not include:

                 (i) direct obligations of the Government of the United
                 States;

                 (ii) bankers' acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments, including repurchase agreements; and

                 (iii) shares issued by open-end mutual funds.

     If you should at any time have any question as to the application of the above, please consult with counsel to the Company.